Quarterly Report
March 31, 2020
SSGA Active Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
COMMODITIES — 23.2%
Invesco DB Gold Fund	52,329	$2,438,531
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (a)	932,290	11,019,668
		13,458,199
INFLATION LINKED — 15.8%
SPDR Portfolio TIPS ETF (a)(b)	315,735	9,168,945
INTERNATIONAL EQUITY — 12.0%
SPDR S&P Global Infrastructure ETF (b)	148,193	5,785,455
VanEck Vectors Agribusiness ETF	22,634	1,162,708
		6,948,163
INTERNATIONAL FIXED INCOME — 6.1%
SPDR FTSE International Government Inflation-Protected Bond ETF (b)	72,335	3,529,225
NATURAL RESOURCES — 25.3%
SPDR S&P Global Natural Resources ETF (a)(b)	405,220	12,537,507
SPDR S&P Metals & Mining ETF (a)(b)	58,018	935,830
The Energy Select Sector SPDR Fund (a)(b)	42,085	1,222,990
		14,696,327
REAL ESTATE — 17.4%
SPDR Dow Jones International Real Estate ETF (a)(b)	190,609	5,102,603
SPDR Dow Jones REIT ETF (a)(b)	69,197	4,996,023
		10,098,626
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $78,709,780)		57,899,485
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 22.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (c)(d)	92,975	$92,975
State Street Navigator Securities Lending Portfolio II (e)(f)	12,874,081	12,874,081
TOTAL SHORT-TERM INVESTMENTS (Cost $12,967,056)		$12,967,056
TOTAL INVESTMENTS—122.1% (Cost $91,676,836)		70,866,541
LIABILITIES IN EXCESS OF OTHER ASSETS—(22.1)%		(12,842,987)
NET ASSETS—100.0%		$58,023,554
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$57,899,485	$—	$—	$57,899,485
Short-Term Investments	12,967,056	—	—	12,967,056
TOTAL INVESTMENTS	$70,866,541	$—	$—	$70,866,541
See accompanying notes to schedule of investments.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
SPDR Dow Jones International Real Estate ETF	254,986	$9,880,708	$1,776,427	$4,101,541	$(291,821)	$(2,161,170)	190,609	$5,102,603	$673,035
SPDR Dow Jones REIT ETF	99,368	9,817,558	3,383,880	6,185,708	130,799	(2,150,506)	69,197	4,996,023	226,656
SPDR FTSE International Government Inflation-Protected Bond ETF	120,728	6,710,062	804,747	3,334,620	(233,500)	(417,464)	72,335	3,529,225	121,166
SPDR Portfolio TIPS ETF	295,379	16,715,498	2,354,498	10,209,977	94,191	214,735	315,735	9,168,945	230,091
SPDR S&P Global Infrastructure ETF	212,055	11,266,482	1,780,219	4,828,757	50,073	(2,482,562)	148,193	5,785,455	163,952
SPDR S&P Global Natural Resources ETF	520,207	23,861,895	6,740,686	10,167,854	(1,809,130)	(6,088,090)	405,220	12,537,507	483,545
SPDR S&P Metals & Mining ETF	122,057	3,463,978	364,368	1,938,570	(443,894)	(510,052)	58,018	935,830	21,374
State Street Institutional U.S. Government Money Market Fund, Class G Shares	200,382	200,382	3,948,030	4,055,437	—	—	92,975	92,975	15,125
State Street Navigator Securities Lending Portfolio II	—	—	98,975,054	86,100,973	—	—	12,874,081	12,874,081	43,950
State Street Navigator Securities Lending Portfolio III	8,210,284	8,210,284	126,231,378	134,441,662	—	—	—	—	33,640
The Energy Select Sector SPDR Fund	89,126	5,678,217	793,353	3,505,272	(768,139)	(975,169)	42,085	1,222,990	171,261
Total		$95,805,064	$247,152,640	$268,870,371	$(3,271,421)	$(14,570,278)		$56,245,634	$2,183,795
See accompanying notes to schedule of investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.4%
DOMESTIC EQUITY — 28.4%
Invesco KBW Premium Yield Equity REIT ETF	364,983	$6,047,768
iShares Mortgage Real Estate ETF (a)	205,783	3,848,142
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	719,531	17,700,463
SPDR Wells Fargo Preferred Stock ETF (a)(b)	152,617	5,981,060
		33,577,433
DOMESTIC FIXED INCOME — 43.4%
SPDR Blackstone / GSO Senior Loan ETF (a)(b)	315,204	12,611,312
SPDR Bloomberg Barclays Convertible Securities ETF (a)(b)	125,132	5,988,817
SPDR Bloomberg Barclays High Yield Bond ETF (b)	131,901	12,496,301
SPDR Portfolio Intermediate Term Corporate Bond ETF (b)	77,377	2,631,592
SPDR Portfolio Long Term Corporate Bond ETF (b)	204,923	5,834,158
SPDR Portfolio Long Term Treasury ETF (b)	251,825	11,896,213
		51,458,393
INFLATION LINKED — 2.8%
SPDR Portfolio TIPS ETF (a)(b)	114,727	3,331,672
INTERNATIONAL EQUITY — 13.3%
SPDR Portfolio Europe ETF (a)(b)	180,291	4,857,040
SPDR S&P Global Infrastructure ETF (b)	153,036	5,974,525
SPDR S&P International Dividend ETF (a)(b)	160,333	4,911,000
		15,742,565
INTERNATIONAL FIXED INCOME — 10.5%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)(b)	507,145	12,419,981
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $142,192,600)		116,530,044
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 22.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (c)(d)	1,402,444	$1,402,444
State Street Navigator Securities Lending Portfolio II (e)(f)	25,606,956	25,606,956
TOTAL SHORT-TERM INVESTMENTS (Cost $27,009,400)		$27,009,400
TOTAL INVESTMENTS—121.2% (Cost $169,202,000)		143,539,444
LIABILITIES IN EXCESS OF OTHER ASSETS—(21.2)%		(25,080,483)
NET ASSETS—100.0%		$118,458,961
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$116,530,044	$—	$—	$116,530,044
Short-Term Investments	27,009,400	—	—	27,009,400
TOTAL INVESTMENTS	$143,539,444	$—	$—	$143,539,444
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
SPDR Blackstone / GSO Senior Loan ETF	221,297	$10,228,347	$8,798,142	$4,165,270	$(292,260)	$(1,957,647)	315,204	$12,611,312	$493,850
SPDR Bloomberg Barclays Convertible Securities ETF	98,095	5,186,283	4,359,280	2,732,039	27,774	(852,481)	125,132	5,988,817	168,736
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	379,704	10,563,365	8,714,450	5,005,708	(52,263)	(1,799,863)	507,145	12,419,981	419,947
SPDR Bloomberg Barclays High Yield Bond ETF	134,592	14,662,453	11,658,005	11,411,177	(1,019,088)	(1,393,892)	131,901	12,496,301	644,519
SPDR Portfolio Europe ETF	91,861	3,138,890	6,020,027	2,784,179	(159,849)	(1,357,849)	180,291	4,857,040	78,395
SPDR Portfolio Intermediate Term Corporate Bond ETF	30,296	1,058,239	4,712,181	2,985,625	36,840	(190,043)	77,377	2,631,592	24,005
SPDR Portfolio Long Term Corporate Bond ETF	188,290	5,413,338	4,249,226	3,638,370	141,607	(331,643)	204,923	5,834,158	179,556
SPDR Portfolio Long Term Treasury ETF	278,234	10,617,409	8,819,019	10,421,284	1,097,617	1,783,452	251,825	11,896,213	210,975
SPDR Portfolio S&P 500 High Dividend ETF	361,461	13,749,976	19,708,852	6,462,887	(324,714)	(8,970,764)	719,531	17,700,463	744,627
SPDR Portfolio TIPS ETF	46,570	2,635,396	3,638,895	3,052,878	71,568	38,691	114,727	3,331,672	52,578
SPDR S&P Global Infrastructure ETF	99,667	5,295,308	5,114,247	2,232,181	23,276	(2,226,125)	153,036	5,974,525	120,937
SPDR S&P International Dividend ETF	106,418	4,188,613	6,491,105	4,200,656	103,681	(1,671,743)	160,333	4,911,000	93,092
SPDR Wells Fargo Preferred Stock ETF	120,314	5,198,768	4,050,673	2,439,187	(176,300)	(652,894)	152,617	5,981,060	259,484
State Street Institutional U.S. Government Money Market Fund, Class G Shares	241,663	241,663	9,301,891	8,141,110	—	—	1,402,444	1,402,444	23,971
State Street Navigator Securities Lending Portfolio II	—	—	280,576,978	254,970,022	—	—	25,606,956	25,606,956	156,160
State Street Navigator Securities Lending Portfolio III	4,478,400	4,478,400	104,750,346	109,228,746	—	—	—	—	80,211
Total		$96,656,448	$490,963,317	$433,871,319	$(522,111)	$(19,582,801)		$133,643,534	$3,751,043
See accompanying notes to schedule of investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 96.0%
COMMODITIES — 5.8%
Invesco DB Gold Fund	277,780	$12,944,548
DOMESTIC EQUITY — 29.9%
SPDR Portfolio Small Cap ETF (a)(b)	103,222	2,254,369
SPDR S&P 500 ETF Trust (a)(b)	180,867	46,618,469
SPDR S&P MidCap 400 ETF Trust (a)(b)	17,072	4,487,887
The Financial Select Sector SPDR Fund (a)(b)	211,395	4,401,244
The Health Care Select Sector SPDR Fund (a)(b)	50,638	4,485,514
The Technology Select Sector SPDR Fund (a)	54,819	4,405,803
		66,653,286
DOMESTIC FIXED INCOME — 14.0%
SPDR Bloomberg Barclays High Yield Bond ETF (a)	140,681	13,328,118
SPDR Bloomberg Barclays International Treasury Bond ETF (a)	161,351	4,485,558
SPDR Portfolio Aggregate Bond ETF (a)	295,415	8,927,441
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	131,406	4,469,118
		31,210,235
INFLATION LINKED — 4.9%
SPDR Portfolio TIPS ETF (a)(b)	377,551	10,964,081
INTERNATIONAL EQUITY — 30.3%
SPDR Portfolio Developed World ex-US ETF (a)(b)	1,587,992	38,016,528
SPDR Portfolio Emerging Markets ETF (a)(b)	555,984	15,823,305
SPDR Portfolio Europe ETF (a)(b)	168,302	4,534,056
SPDR S&P Emerging Markets SmallCap ETF (a)(b)	68,360	2,263,400
SPDR S&P International Small Cap ETF (a)	296,177	6,743,950
		67,381,239
INTERNATIONAL FIXED INCOME — 3.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	90,841	2,224,696
Security Description	Shares	Value
SPDR Bloomberg Barclays International Corporate Bond ETF (a)	142,526	$4,429,708
		6,654,404
REAL ESTATE — 8.1%
SPDR Dow Jones International Real Estate ETF (a)(b)	255,573	6,841,689
SPDR Dow Jones REIT ETF (a)(b)	156,003	11,263,417
		18,105,106
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $237,889,214)		213,912,899
SHORT-TERM INVESTMENTS — 22.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (c)(d)	8,797,220	8,797,220
State Street Navigator Securities Lending Portfolio II (e)(f)	41,643,057	41,643,057
TOTAL SHORT-TERM INVESTMENTS (Cost $50,440,277)		$50,440,277
TOTAL INVESTMENTS—118.6% (Cost $288,329,491)		264,353,176
LIABILITIES IN EXCESS OF OTHER ASSETS—(18.6)%		(41,505,231)
NET ASSETS—100.0%		$222,847,945
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$213,912,899	$—	$—	$213,912,899
Short-Term Investments	50,440,277	—	—	50,440,277
TOTAL INVESTMENTS	$264,353,176	$—	$—	$264,353,176
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	94,356	$2,624,984	$324,308	$401,851	$(16,323)	$(306,422)	90,841	$2,224,696	$87,780
SPDR Bloomberg Barclays High Yield Bond ETF	330,621	36,017,852	8,877,826	28,652,021	(725,670)	(2,189,869)	140,681	13,328,118	1,181,166
SPDR Bloomberg Barclays International Corporate Bond ETF	153,181	5,237,549	926,474	1,268,689	(27,981)	(437,645)	142,526	4,429,708	24,054
SPDR Bloomberg Barclays International Treasury Bond ETF	268,338	7,760,335	5,669,326	8,547,834	208,181	(604,450)	161,351	4,485,558	48,252
SPDR Dow Jones International Real Estate ETF	196,691	7,621,776	5,272,663	3,634,063	92,633	(2,511,320)	255,573	6,841,689	646,371
SPDR Dow Jones REIT ETF	177,621	17,548,955	10,338,165	13,056,967	6,471	(3,573,207)	156,003	11,263,417	468,825
SPDR Portfolio Aggregate Bond ETF	176,602	5,151,480	14,941,623	10,958,777	213,357	(420,242)	295,415	8,927,441	98,205
SPDR Portfolio Developed World ex-US ETF	1,382,195	40,899,150	18,434,041	11,802,509	570,159	(10,084,313)	1,587,992	38,016,528	465,027
SPDR Portfolio Emerging Markets ETF	364,020	13,028,276	21,330,943	13,673,310	1,198,256	(6,060,860)	555,984	15,823,305	274,061
SPDR Portfolio Europe ETF	—	—	11,950,022	5,464,063	(758,105)	(1,193,798)	168,302	4,534,056	75,918
SPDR Portfolio Intermediate Term Corporate Bond ETF	149,799	5,232,479	6,359,989	7,046,179	66,864	(144,035)	131,406	4,469,118	127,164
SPDR Portfolio Intermediate Term Treasury ETF	84,943	5,249,478	488,018	5,762,676	248,298	(223,118)	—	—	57,524
SPDR Portfolio Small Cap ETF	170,359	5,219,800	659,825	2,812,912	48,358	(860,702)	103,222	2,254,369	34,136
SPDR Portfolio TIPS ETF	228,037	12,904,614	1,913,560	4,220,601	91,734	274,774	377,551	10,964,081	186,974
SPDR S&P 500 ETF Trust	176,029	51,576,497	16,181,818	14,247,856	590,668	(7,482,658)	180,867	46,618,469	816,926
SPDR S&P Emerging Markets SmallCap ETF	56,408	2,521,438	3,189,442	2,624,689	18,391	(841,182)	68,360	2,263,400	51,436
SPDR S&P International Small Cap ETF	250,396	7,499,360	2,146,994	872,206	(66,483)	(1,963,715)	296,177	6,743,950	176,769
SPDR S&P MidCap 400 ETF Trust	14,440	5,120,280	1,293,693	496,675	40,965	(1,470,376)	17,072	4,487,887	59,389
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,263,193	2,263,193	24,362,731	17,828,704	—	—	8,797,220	8,797,220	139,461
State Street Navigator Securities Lending Portfolio II	—	—	627,268,802	585,625,745	—	—	41,643,057	41,643,057	160,219
State Street Navigator Securities Lending Portfolio III	10,451,625	10,451,625	408,353,101	418,804,726	—	—	—	—	94,290
The Communication Services Select Sector SPDR Fund	—	—	5,305,313	5,331,372	26,059	—	—	—	12,221
The Consumer Staples Select Sector SPDR Fund	86,816	5,041,405	—	5,160,696	50,854	68,437	—	—	—
The Financial Select Sector SPDR Fund	—	—	6,437,669	305,675	(15,297)	(1,715,453)	211,395	4,401,244	62,000
The Health Care Select Sector SPDR Fund	56,856	5,267,140	11,282,124	11,549,371	380,825	(895,204)	50,638	4,485,514	79,685
The Industrial Select Sector SPDR Fund	66,672	5,161,746	44,758	5,274,230	264,778	(197,052)	—	—	—
The Real Estate Select Sector SPDR Fund	—	—	10,910,382	11,226,015	315,633	—	—	—	35,758
The Technology Select Sector SPDR Fund	—	—	5,925,900	1,740,984	156,485	64,402	54,819	4,405,803	56,891
See accompanying notes to schedule of investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
Total		$259,399,412	$1,230,189,510	$1,198,391,396	$2,979,110	$(42,768,008)		$251,408,628	$5,520,502
See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 82.7% (a)
ADVERTISING SERVICES — 1.3%
AppLovin Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.49%, 8/15/2025	$5,343,238	$4,889,063
Red Ventures LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.50%, 3.49%, 11/8/2024	3,565,313	3,006,753
Terrier Media Buyer, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.25%, 5.70%, 12/17/2026	12,202,618	11,073,876
		18,969,692
AEROSPACE & DEFENSE — 1.1%
TransDigm, Inc.:
Senior Secured 2020 Term Loan E, 1 Month USD LIBOR + 2.25%, 3.24%, 5/30/2025	1,723,314	1,588,318
Senior Secured 2020 Term Loan F, 1 Month USD LIBOR + 2.25%, 3.24%, 12/9/2025	12,597,197	11,610,396
Senior Secured 2020 Term Loan G, 1 Month USD LIBOR + 2.25%, 3.24%, 8/22/2024	4,467,810	4,195,273
		17,393,987
AIR FREIGHT & LOGISTICS — 0.0% (b)
XPO Logistics, Inc. Senior Secured 2019 Term Loan B1, 3 Month USD LIBOR + 2.50%, 4.19%, 2/24/2025	436,508	417,684
AIRLINES — 0.0% (b)
Air Canada Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 1.75%, 2.50%, 10/6/2023	126,332	118,120
American Airlines, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 1.75%, 2.69%, 1/29/2027	302,639	251,380
		369,500
Security Description	Principal Amount	Value
AUTO COMPONENTS — 2.0%
Belron Finance US LLC Senior Secured 2019 USD Term Loan B, 3 Month USD LIBOR + 2.50%, 4.27%, 10/30/2026	$780,652	$741,620
Panther BF Aggregator 2 L.P. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.50%, 4.44%, 4/30/2026	24,754,532	22,774,169
USI, Inc.:
Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 3.00%, 3.99%, 5/16/2024	816,128	752,878
Senior Secured 2019 Incremental Term Loan B, 1 Month USD LIBOR + 4.00%, 4.99%, 12/2/2026	6,210,849	5,662,214
		29,930,881
BUILDING PRODUCTS — 0.4%
Builders FirstSource, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 4.61%, 2/29/2024	216,417	196,939
CPG International, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 3.75%, 5.93%, 5/5/2024	4,458,235	3,778,377
Jeld-Wen, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 2.00%, 3.45%, 12/14/2024	363,720	326,075
NCI Building Systems, Inc. Senior Secured 2018 Term Loan, 4/12/2025 (c)	1,994,924	1,710,647
		6,012,038
CAPITAL MARKETS — 0.6%
AqGen Ascensus, Inc. Senior Secured 2017 Repriced Term Loan, 6 Month USD LIBOR + 4.00%, 5.07%, 12/3/2022	3,760,640	3,434,705
Deerfield Dakota Holding LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 2/13/2025	5,810,092	5,737,466
		9,172,171

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 2.5%
Alpha 3 B.V. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 3.00%, 4.45%, 1/31/2024	$3,838,324	$3,560,046
Ascend Performance Materials Operations LLC Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 5.25%, 6.70%, 8/27/2026	3,967,531	3,531,103
Avantor Funding, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.25%, 3.25%, 11/21/2024	963,171	917,420
Axalta Coating Systems US Holdings, Inc. Senior Secured USD Term Loan B3, 3 Month USD LIBOR + 1.75%, 3.20%, 6/1/2024	2,231,940	2,131,503
Composite Resins Holding B.V. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 4.25%, 5.26%, 8/1/2025	7,024,516	6,216,696
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 3.95%, 3/1/2026	1,472,413	1,317,809
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.00%, 3.86%, 10/1/2025	21,915,205	19,888,049
		37,562,626
COMMERCIAL SERVICES — 0.5%
ERM Emerald US Inc. Senior Secured USD Term Loan B1, 3 Month USD LIBOR + 3.75%, 5.20%, 7/10/2026	5,115,979	4,591,592
ExamWorks Group, Inc. Senior Secured 2017 Term Loan, 6 Month USD LIBOR + 3.25%, 4.25%, 7/27/2023	2,969,311	2,694,649
Wand NewCo 3, Inc. Senior Secured 2020 Term Loan, 6 Month USD LIBOR + 3.00%, 4.07%, 2/5/2026	369,444	334,347
		7,620,588
Security Description	Principal Amount	Value
COMMERCIAL SERVICES & SUPPLIES — 6.1%
Allied Universal Holdco LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.25%, 5.24%, 7/10/2026	$3,990,000	$3,710,700
Ancestry.com Operations, Inc. Senior Secured 2019 Extended Term Loan B, 1 Month USD LIBOR + 4.25%, 5.24%, 8/27/2026	4,834,158	3,891,497
Aramark Services, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 1.75%, 2.74%, 1/15/2027	338,817	316,794
ASGN Incorporated Senior Secured 2019 Term Loan B3, 1 Month USD LIBOR + 1.75%, 2.74%, 4/2/2025	361,999	337,790
Asurion LLC:
Senior Secured 2017 Term Loan B4, 1 Month USD LIBOR + 3.00%, 3.99%, 8/4/2022	2,819,060	2,701,590
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3.00%, 3.99%, 11/3/2023	8,598,222	8,297,284
Senior Secured 2018 Term Loan B7, 1 Month USD LIBOR + 3.00%, 3.99%, 11/3/2024	7,291,073	7,035,885
Cast and Crew Payroll LLC Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 4.74%, 2/9/2026	3,759,494	3,007,595
Coinamatic Canada, Inc. Senior Secured Canadian 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.25%, 5/14/2022	73,257	62,269
Comet Acquisition, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 5.11%, 10/24/2025	4,039,773	3,332,812
Emerald TopCo, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 4.49%, 7/24/2026	3,541,103	3,284,373
EnergySolutions LLC Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 5.20%, 5/9/2025	5,256,726	4,625,919

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
GFL Environmental, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.00%, 3.99%, 5/30/2025	$5,633,828	$5,490,644
Guidehouse LLP Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.50%, 5.49%, 5/1/2025	4,552,636	3,733,162
KAR Auction Services, Inc. Senior Secured 2019 Term Loan B6, 1 Month USD LIBOR + 2.25%, 3.19%, 9/19/2026	289,220	268,975
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.04%, 3/13/2025	4,960,617	3,962,293
Lineage Logistics Holdings LLC Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.00%, 4.00%, 2/27/2025	942,634	894,324
National Intergovernmental Purchasing Alliance Co. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 5.20%, 5/23/2025	3,640,599	3,185,524
Packers Holdings LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 12/4/2024	806,696	691,741
Prime Security Services Borrower LLC Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 3.25%, 4.61%, 9/23/2026	6,202,283	5,634,774
Prometric Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 4.00%, 1/29/2025	893,878	692,756
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 5.70%, 7/30/2025	5,100,306	4,309,758
TruGreen Ltd. Partnership Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 3.75%, 4.75%, 3/19/2026	6,639,447	6,108,291
Security Description	Principal Amount	Value
US Ecology Holdings, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 3.49%, 11/1/2026	$272,045	$262,524
USS Ultimate Holdings, Inc. Senior Secured 1st Lien Term Loan, 6 Month USD LIBOR + 3.75%, 5.67%, 8/25/2024	809,419	704,195
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 5.49%, 8/27/2025	11,744,184	11,156,975
VT Topco, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.95%, 8/1/2025	4,547,093	3,910,500
		91,610,944
COMMUNICATIONS EQUIPMENT — 1.6%
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.95%, 12/15/2024	24,651,905	21,262,268
Ciena Corporation Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 1.75%, 2.52%, 9/26/2025	213,165	199,909
CommScope, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.24%, 4/6/2026	2,960,063	2,812,060
Securus Technologies Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 11/1/2024 (c)	690,542	548,981
		24,823,218
COMPUTER SERVICES — 1.8%
ConvergeOne Holdings, Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 5.00%, 5.99%, 1/4/2026	7,162,399	5,640,389
Dell International LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 2.99%, 9/19/2025	6,307,491	6,061,121

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Genuine Financial Holdings LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 4.74%, 7/12/2025	$8,831,498	$7,341,182
Perforce Software, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.75%, 4.74%, 7/1/2026	7,996,704	6,823,827
Tempo Acquisition LLC Senior Secured Term Loan, 1 Month USD LIBOR + 2.75%, 3.74%, 5/1/2024	799,545	725,987
		26,592,506
COMPUTERS & PERIPHERALS — 0.3%
Western Digital Corp. Senior Secured 2018 Term Loan B4, 3 Month USD LIBOR + 1.75%, 3.35%, 4/29/2023	4,234,283	4,107,254
CONSTRUCTION & ENGINEERING — 1.8%
APi Group DE, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 3.49%, 10/1/2026	331,169	286,668
CNT Holdings III Corp. Senior Secured 2017 Term Loan, 6 Month USD LIBOR + 3.00%, 4.08%, 1/22/2023	4,304,148	3,895,943
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 3 Month USD LIBOR + 3.50%, 4.95%, 4/6/2026	8,755,023	7,102,512
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 3.50%, 4.95%, 4/6/2026	16,284,343	13,210,673
MX Holdings US, Inc. Senior Secured 2018 USD Term Loan B1C, 1 Month USD LIBOR + 2.75%, 3.74%, 7/31/2025	1,979,736	1,771,864
Pike Corp. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 7/24/2026	1,087,507	1,020,446
		27,288,106
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 1.2%
Advanced Drainage Systems, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 2.25%, 3.81%, 7/31/2026	$270,119	$252,561
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.50%, 3.49%, 2/1/2027	14,879,375	13,763,422
Tamko Building Products LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 4.24%, 6/1/2026	4,455,224	4,210,187
		18,226,170
CONSUMER FINANCE — 0.0% (b)
Amentum Government Services Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 4.99%, 2/1/2027	733,945	686,239
CONTAINERS & PACKAGING — 0.8%
Berlin Packaging LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.46%, 11/7/2025	1,268,551	1,113,154
Berry Global, Inc.:
Senior Secured Term Loan W, 3 Month USD LIBOR + 2.00%, 2.86%, 10/1/2022	157,461	151,884
Senior Secured Term Loan X, 3 Month USD LIBOR + 2.00%, 2.86%, 1/19/2024	379,976	359,395
Senior Secured Term Loan Y, 1 Month USD LIBOR + 2.00%, 2.86%, 7/1/2026	7,170,802	6,854,103
Charter NEX US Holdings, Inc. Senior Secured Incremental Term Loan, 1 Month USD LIBOR + 3.50%, 4.49%, 5/16/2024	2,269,955	2,001,340
Reynolds Consumer Products LLC Senior Secured Term Loan, 3 Month USD LIBOR + 1.75%, 3.50%, 2/4/2027	708,738	672,946

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 3.74%, 2/5/2023	$1,035,985	$986,775
		12,139,597
COSMETICS&TOILETRIES — 0.6%
Sunshine Luxembourg VII SARL Senior Secured USD Term Loan B1, 6 Month USD LIBOR + 4.25%, 5.32%, 10/1/2026	9,967,140	9,070,097
DISTRIBUTORS — 0.0% (b)
American Builders & Contractors Supply Co., Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 2.00%, 2.99%, 1/15/2027	325,459	310,814
DIVERSIFIED CONSUMER SERVICES — 0.8%
Cambium Learning Group, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.50%, 5.95%, 12/18/2025	9,970,766	8,225,882
GI Revelation Acquisition LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 5.00%, 5.99%, 4/16/2025	3,778,655	2,985,137
WASH Multifamily Laundry Systems LLC Senior Secured 2015 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.25%, 5/14/2022	472,794	401,875
		11,612,894
DIVERSIFIED FINANCIAL SERVICES — 3.4%
Advisor Group, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 5.00%, 5.99%, 7/31/2026	5,516,165	4,196,864
AlixPartners LLP Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.50%, 3.50%, 4/4/2024	1,033,481	994,726
Edelman Financial Center LLC:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.18%, 7/21/2025	950,098	818,272
Security Description	Principal Amount	Value
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 7.68%, 7/20/2026	$769,231	$593,077
Focus Financial Partners LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 2.00%, 2.99%, 7/3/2024	418,348	382,089
IG Investment Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 5.45%, 5/23/2025	4,490,577	3,621,471
LDiscovery LLC Senior Secured Term Loan, 3 Month USD LIBOR + 5.88%, 7.78%, 12/9/2022	8,633,196	7,424,549
Minotaur Acquisition, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 5.99%, 3/27/2026	5,419,578	4,597,591
NFP Corp. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25%, 4.24%, 2/15/2027	11,034,957	9,600,413
Trans Union LLC Senior Secured 2019 Term Loan B5, 11/16/2026 (c)	1,994,852	1,923,037
UFC Holdings LLC Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 3.25%, 4.25%, 4/29/2026	2,746,271	2,447,614
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 2.75%, 3.74%, 5/18/2025	18,669,789	14,982,505
		51,582,208
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.1%
Altice France S.A. Senior Secured USD Term Loan B12, 1 Month USD LIBOR + 3.69%, 4.39%, 1/31/2026	16,421,853	15,436,542
CenturyLink, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.25%, 3.24%, 3/15/2027	26,153,017	24,567,621

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Consolidated Communications, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.00%, 10/4/2023	$4,813,442	$4,271,929
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 2.74%, 3/1/2027	13,273,278	12,518,361
Sprint Communications, Inc. Senior Secured 1st Lien Term Loan B, 1 Month USD LIBOR + 2.50%, 3.50%, 2/2/2024	613,760	611,458
Telesat Canada Senior Secured Term Loan B5, 1 Month USD LIBOR + 2.75%, 3.74%, 12/7/2026	4,345,435	4,171,618
		61,577,529
ELECTRICAL EQUIPMENT — 0.3%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.95%, 12/2/2024	4,563,937	3,993,445
Generac Power Systems, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 3.33%, 12/13/2026	375,053	360,989
		4,354,434
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.50%, 7/26/2024	2,721,749	2,286,270
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.50%, 2/12/2025	8,973,373	7,851,701
TTM Technologies, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 2.50%, 4.08%, 9/28/2024	399,601	375,625
Security Description	Principal Amount	Value
Vertiv Group Corporation Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 4.58%, 3/2/2027	$8,000,000	$6,960,000
		17,473,596
ENTERTAINMENT — 0.8%
Crown Finance US, Inc. Senior Secured 2019 Incremental Term Loan, 9/30/2026 (c)	1,496,241	967,574
Diamond Sports Group LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 4.18%, 8/24/2026	12,046,070	9,456,165
NASCAR Holdings, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 3.67%, 10/19/2026	13,504	12,019
SMG US Midco 2, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 2.50%, 3.43%, 1/23/2025	1,487,014	1,282,550
		11,718,308
FINANCE-OTHER SERVICES — 1.2%
RPI Intermediate Finance Trust:
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 1.75%, 2.74%, 2/11/2027	1,888,145	1,772,496
Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 1.75%, 2.74%, 2/11/2027	14,611,563	13,661,812
Veritas Bermuda, Ltd. Senior Secured USD Repriced Term Loan B, 1/27/2023 (c)	3,744,685	3,243,833
		18,678,141
FINANCIAL SERVICES — 0.2%
AI Alpine AT Bidco GmbH Senior Secured 2018 USD Term Loan B, 10/31/2025 (c)	4,010,584	3,408,996
FOOD & STAPLES RETAILING — 0.2%
Hostess Brands LLC Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 2.25%, 4.03%, 8/3/2025	212,151	201,013

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Mastronardi Produce Limited Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.75%, 3.74%, 5/1/2025	$2,331,972	$2,209,543
US Foods, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 1.75%, 2.82%, 6/27/2023	342,679	320,978
		2,731,534
FOOD PRODUCTS — 0.1%
Dole Food Co., Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 3.75%, 4/6/2024	2,531,855	2,303,988
FOOD-MISC/DIVERSIFIED — 0.1%
Froneri International Ltd.:
Senior Secured 2020 USD 2nd Lien Term Loan, 6 Month USD LIBOR + 5.75%, 6.74%, 1/31/2028	800,000	760,000
Senior Secured 2020 USD Term Loan, 1 Month USD LIBOR + 2.25%, 3.24%, 1/29/2027	1,278,195	1,227,068
		1,987,068
HAND/MACHINE TOOLS AND RELATED PRODUCTS — 0.6%
Apex Tool Group LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 5.25%, 6.50%, 8/1/2024	10,766,355	8,438,131
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Carestream Health, Inc. Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 10.50%, 11.57%, 6/7/2021	17,111,767	14,758,899
HEALTH CARE PROVIDERS & SERVICES — 6.4%
Agiliti Health, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 4.63%, 1/4/2026	1,137,892	1,098,066
Alphabet Holding Company, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.49%, 9/26/2024	5,951,926	4,811,150
Security Description	Principal Amount	Value
American Renal Holdings Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 5.00%, 5.99%, 6/21/2024	$523,322	$453,982
Athenahealth, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.50%, 5.28%, 2/11/2026	18,482,325	17,373,386
Auris Luxembourg III S.a.r.l. Senior Secured 2019 USD Term Loan B2, 1 Month USD LIBOR + 3.75%, 4.74%, 2/27/2026 (c)	1,523,079	1,168,963
Certara L.P. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.95%, 8/15/2024	1,640,324	1,394,275
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 3 Month USD LIBOR + 3.00%, 4.45%, 6/7/2023	1,164,215	1,049,732
CPI Holdco LLC Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 4.25%, 5.70%, 11/4/2026	515,464	453,608
DaVita, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 1.75%, 2.74%, 8/12/2026	4,355,636	4,171,894
Elanco Animal Health, Inc. Senior Secured Term Loan B, 2/4/2027 (c)	2,792,208	2,673,539
Envision Healthcare Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 4.74%, 10/10/2025	31,980,225	17,136,124
Femur Buyer, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.50%, 5.95%, 3/5/2026	5,117,944	4,145,535
Global Medical Response, Inc.:
Senior Secured 2017 Term Loan B2, 1 Month USD LIBOR + 4.25%, 5.86%, 3/14/2025	4,606,424	4,157,297
Senior Secured 2018 Term Loan B1, 2 Month USD LIBOR + 3.25%, 4.93%, 4/28/2022	4,443,423	4,154,600

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
HCA, Inc. Senior Secured Term Loan B13, 1 Month USD LIBOR + 1.75%, 2.74%, 3/18/2026	$252,803	$241,679
Heartland Dental LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 4.74%, 4/30/2025	3,056,631	2,391,814
IQVIA Inc.:
Senior Secured 2017 USD Term Loan B1, 1 Month USD LIBOR + 1.75%, 2.74%, 3/7/2024	146,161	136,296
Senior Secured 2017 USD Term Loan B2, 1 Month USD LIBOR + 1.75%, 2.74%, 1/17/2025	340,835	314,705
LGC, Ltd. Senior Secured Term Loan, 1/22/2027 (c)	2,800,000	2,454,662
Ortho-Clinical Diagnostics SA Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.25%, 4.77%, 6/30/2025	3,354,266	2,893,054
Phoenix Guarantor Inc Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.11%, 3/5/2026	4,059,337	3,704,145
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 4.74%, 11/17/2025	6,373,884	5,951,646
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 9/3/2024	5,836,030	4,525,841
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 3.75%, 2/6/2024	12,158,861	7,842,466
U.S. Anesthesia Partners, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.00%, 4.00%, 6/23/2024	3,012,470	2,281,946
		96,980,405
Security Description	Principal Amount	Value
HEALTH CARE TECHNOLOGY — 0.1%
Change Healthcare Holdings LLC. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.50%, 3.50%, 3/1/2024	$1,411,412	$1,347,898
HOTELS, RESTAURANTS & LEISURE — 3.1%
1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B4, 1 Month USD LIBOR + 1.75%, 2.74%, 11/19/2026	6,944,050	6,440,606
Alterra Mountain Company Senior Secured Term Loan B1, 1 Month USD LIBOR + 2.75%, 3.74%, 7/31/2024	480,530	439,685
Caesars Resort Collection LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 3.74%, 12/23/2024	14,888,416	12,208,501
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 3.50%, 2/1/2024	2,251,255	2,032,568
Fogo De Chao, Inc. Senior Secured 2018 Add On Term Loan, 3 Month USD LIBOR + 4.25%, 5.70%, 4/7/2025	3,498,753	2,449,127
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 3 Month USD LIBOR + 2.50%, 3.70%, 10/4/2023	12,466,658	9,786,326
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 2 Month USD LIBOR + 2.75%, 4.37%, 8/14/2024	2,348,770	1,906,415
Six Flags Theme Parks, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 2.74%, 4/17/2026	278	247
Travelport Finance (Luxembourg) S.a.r.l.:
Senior Secured 2019 2nd Lien Term Loan, 3 Month USD LIBOR + 9.00%, 10.07%, 5/28/2027	19,300,000	6,755,000

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 5.00%, 6.07%, 5/29/2026	$6,472,211	$4,245,771
		46,264,246
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Calpine Corporation Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.00%, 2.99%, 8/12/2026	714,115	681,980
Vistra Operations Co. LLC Senior Secured 1st Lien Term Loan B3, 1 Month USD LIBOR + 1.75%, 2.55%, 12/31/2025	286,308	273,603
		955,583
INSURANCE — 1.9%
Alliant Holdings Intermediate LLC:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.99%, 5/9/2025	1,399,680	1,283,507
Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 3.86%, 5/9/2025	1,576,324	1,447,853
AmWINS Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 3.75%, 1/25/2024	608,100	573,895
AssuredPartners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.49%, 2/12/2027	16,373,127	14,449,284
Broadstreet Partners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.24%, 1/27/2027	311,313	277,912
Hub International, Ltd.:
Senior Secured 2018 Term Loan B, 2 Month USD LIBOR + 2.75%, 4.55%, 4/25/2025	548,253	516,455
Senior Secured 2019 Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 5.69%, 4/25/2025	3,424,254	3,261,602
Sedgwick Claims Management Services, Inc.:
Security Description	Principal Amount	Value
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.24%, 12/31/2025	$3,194,017	$2,857,320
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.99%, 9/3/2026	4,586,352	4,187,912
		28,855,740
INTERACTIVE MEDIA & SERVICES — 1.7%
Go Daddy Operating Co. LLC Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 1.75%, 2.74%, 2/15/2024	1,675	1,612
Ivanti Software, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.25%, 5.25%, 1/20/2024	9,495,524	8,451,017
Rackspace Hosting, Inc. Senior Secured 2017 Incremental 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.76%, 11/3/2023	19,025,043	16,794,927
		25,247,556
INTERNET & CATALOG RETAIL — 0.6%
Harbor Freight Tools USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 3.49%, 8/18/2023	9,275,925	8,515,299
IT SERVICES — 1.3%
Access CIG LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 5.53%, 2/27/2025	7,510,683	6,186,925
Presidio, Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.50%, 5.28%, 1/22/2027	1,477,612	1,388,955
Verra Mobility Corporation Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.24%, 2/28/2025	2,918,946	2,656,241
VS Buyer LLC Senior Secured Term Loan B, 2/28/2027 (c)	3,109,111	3,000,292

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.95%, 10/10/2025	$7,092,055	$5,886,406
		19,118,819
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.25%, 8/30/2024	1,186,411	1,043,674
eResearchTechnology, Inc. Senior Secured 2020 1st Lien Term Loan, 3 Month USD LIBOR + 4.50%, 5.95%, 2/4/2027	1,000,000	887,000
Jaguar Holding Company II Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 2.50%, 3.50%, 8/18/2022	1,923,065	1,852,325
Parexel International Corporation Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 3.74%, 9/27/2024	2,691,866	2,325,099
		6,108,098
MACHINERY — 1.1%
Allison Transmission, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 2.67%, 3/29/2026	909,241	847,395
Clark Equipment Co. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 1.75%, 3.20%, 5/18/2024	244,938	221,913
Engineered Machinery Holdings, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.45%, 7/19/2024	4,887,500	4,064,763
Hillman Group, Inc. Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 4.00%, 5.07%, 5/31/2025	7,097,360	5,637,966
Ingersoll-Rand Services Company Senior Secured 2020 USD Spinco Term Loan, 1 Month USD LIBOR + 1.75%, 2.74%, 3/1/2027	573,171	542,363
Security Description	Principal Amount	Value
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 4.45%, 3/28/2025	$6,209,228	$5,167,381
		16,481,781
MACHINERY-CONSTRUCTION & MINING — 0.5%
Brookfield WEC Holdings Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.99%, 8/1/2025	4,633,289	4,419,000
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 4.49%, 8/21/2026	2,869,457	2,439,038
		6,858,038
MEDIA — 7.2%
Charter Communications Operating LLC Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75%, 2.74%, 2/1/2027	12,356,760	11,924,274
Cineworld Limited Senior Secured Incremental Term Loan, 2/5/2027 (c)	5,021,978	3,414,945
Cogeco Communications (USA) II L.P. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.00%, 2.99%, 1/3/2025	898,568	852,144
Coral-US Co-Borrower LLC Senior Secured 2020 Term Loan B5, 1 Month USD LIBOR + 2.25%, 3.24%, 1/31/2028	525,140	498,226
CSC Holdings LLC:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.25%, 2.86%, 7/17/2025	964,755	927,776
Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 2.50%, 3.11%, 4/15/2027	13,437,269	13,011,711
Entercom Media Corp. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 2.50%, 3.49%, 11/18/2024	708,122	647,931

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Entravision Communications Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 3.74%, 11/29/2024	$6,041,667	$4,984,375
iHeartCommunications, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.99%, 5/1/2026	949,595	808,642
Mediacom Illinois LLC Senior Secured Term Loan N, 2/15/2024 (c)	1,991,667	1,931,917
MH Sub I LLC Senior Secured 2017 1st Lien Term Loan, 6 Month USD LIBOR + 3.75%, 4.82%, 9/13/2024	10,612,614	9,095,010
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 2.75%, 4.33%, 9/18/2026	9,387,524	8,852,435
Nielsen Finance LLC Senior Secured USD Term Loan B4, 1 Month USD LIBOR + 2.00%, 3.01%, 10/4/2023	191,834	179,245
Outfront Media Capital LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 2.55%, 11/18/2026	155,125	134,441
Radiate Holdco LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.99%, 2/1/2024	11,576,296	10,823,837
Recorded Books Inc. Senior Secured 2018 Term Loan B, 8/29/2025 (c)	2,659,916	2,354,025
Univision Communications, Inc. Senior Secured Term Loan C5, 1 Month USD LIBOR + 2.75%, 3.75%, 3/15/2024	14,999,092	12,908,594
UPC Broadband Holding B.V. Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 2.25%, 2.95%, 4/30/2028	3,578,947	3,274,737
Virgin Media Bristol LLC Senior Secured USD Term Loan N, 1 Month USD LIBOR + 2.50%, 3.20%, 1/31/2028	2,817,431	2,627,254
Security Description	Principal Amount	Value
WideOpenWest Finance LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 8/18/2023	$13,608,122	$12,689,574
Ziggo Financing Partnership Senior Secured USD Term Loan I, 1 Month USD LIBOR + 2.50%, 3.20%, 4/30/2028	7,732,057	7,384,115
		109,325,208
METALS & MINING — 0.2%
Aleris International, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.75%, 5.74%, 2/27/2023	2,980,573	2,701,144
OIL, GAS & CONSUMABLE FUELS — 0.4%
EG America LLC Senior Secured 2018 USD Term Loan, 6 Month USD LIBOR + 4.00%, 5.07%, 2/7/2025	8,034,891	5,977,959
PHARMACEUTICALS — 3.6%
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.50%, 5/4/2025	23,140,057	20,093,322
Arbor Pharmaceuticals, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 6.00%, 7/5/2023	2,398,700	1,772,039
Bausch Health Companies Inc.:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.61%, 6/2/2025	3,594,518	3,440,260
Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 3.36%, 11/27/2025	5,000,000	4,775,000
Catalent Pharma Solutions, Inc. Senior Secured Term Loan B2, 1 Month USD LIBOR + 2.25%, 3.25%, 5/18/2026	149,311	145,578
Endo Luxembourg Finance Co. I S.a.r.l. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 5.25%, 4/29/2024	21,110,468	19,104,974

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 Week USD LIBOR + 2.00%, 2.68%, 11/15/2027	$2,374,733	$2,265,887
Horizon Therapeutics USA Inc Senior Secured Term Loan B, 1 Month USD LIBOR + 2.25%, 3.31%, 5/22/2026	223,233	211,513
Packaging Coordinators Midco, Inc. Senior Secured 1st Lien Term Loan, 6 Month USD LIBOR + 4.00%, 5.08%, 6/30/2023	977,477	862,623
Pearl Intermediate Parent LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 3.74%, 2/14/2025	2,108,453	1,764,079
		54,435,275
PIPELINES — 0.1%
Lower Cadence Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 4.99%, 5/22/2026	3,361,581	2,050,564
POLLUTION CONTROL — 0.0% (b)
Core & Main L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 4.33%, 8/1/2024	148,391	132,810
Fluidra S.A. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 2.00%, 2.99%, 7/2/2025	575,297	523,520
		656,330
PROFESSIONAL SERVICES — 1.9%
Advantage Sales & Marketing, Inc. Senior Secured 2014 2nd Lien Term Loan, 3 Month USD LIBOR + 6.50%, 7.95%, 7/25/2022	14,369,542	10,471,804
Dun & Bradstreet Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 4.00%, 4.96%, 2/6/2026	14,258,454	12,957,370
Security Description	Principal Amount	Value
GlobalLogic Holdings, Inc. Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 3.74%, 8/1/2025	$2,323,745	$2,207,558
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.75%, 5.20%, 2/21/2025	4,800,380	3,653,089
		29,289,821
REAL ESTATE — 0.0% (b)
ESH Hospitality, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 2.99%, 9/18/2026	202,410	182,169
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0% (b)
VICI Properties 1 LLC Senior Secured Replacement Term Loan B, 1 Month USD LIBOR + 1.75%, 2.67%, 12/20/2024	297,521	276,880
RECYCLING — 0.3%
Tunnel Hill Partners LP Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 4.49%, 2/6/2026	4,695,929	4,061,979
RETAIL-CONSUMER ELECTRON — 0.0% (b)
Avis Budget Car Rental LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 1.75%, 2.74%, 8/6/2027	289,307	239,161
RETAIL-RESTAURANTS — 1.2%
Flynn Restaurant Group L.P. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.49%, 6/27/2025	3,598,154	2,860,532
Hilton Worldwide Finance LLC Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75%, 2.70%, 6/22/2026	265,217	252,620
IRB Holding Corp Senior Secured 2020 Term Loan B, 1 Week USD LIBOR + 2.75%, 3.75%, 2/5/2025	4,814,852	3,769,885

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
K-Mac Holdings Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.99%, 3/14/2025	$4,752,585	$3,802,068
SRS Distribution, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 3.99%, 5/23/2025	2,701,899	2,323,633
Tacala LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.49%, 2/1/2025	3,373,686	2,743,937
Whatabrands LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.75%, 3.77%, 8/2/2026	2,933,349	2,458,821
		18,211,496
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (b)
ON Semiconductor Corporation Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 2.99%, 9/19/2026	316,982	299,944
SOFTWARE — 9.1%
Almonde, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 5.28%, 6/13/2024	22,033,878	19,040,906
Applied Systems, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 4.70%, 9/19/2024	1,243,972	1,158,966
Banff Merger Sub, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 4.25%, 5.24%, 10/2/2025	13,305,175	11,187,989
Castle US Holding Corp. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.75%, 5.20%, 1/29/2027	8,332,826	6,791,295
Compuware Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.99%, 8/22/2025	3,108,709	2,994,712
Security Description	Principal Amount	Value
Cypress Intermediate Holdings III, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 3.75%, 4/29/2024	$1,564,327	$1,445,320
DCert Buyer, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.99%, 10/16/2026	1,032,927	928,777
Dynatrace LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.25%, 3.24%, 8/22/2025	1,535,947	1,459,150
ECI Macola Max Holdings LLC Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 5.70%, 9/27/2024	1,475,195	1,295,715
Flexera Software LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.50%, 2/26/2025	5,174,169	4,721,429
Help/Systems Holdings, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.75%, 5.75%, 11/19/2026	2,776,563	2,394,785
Hyland Software, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.24%, 7/1/2024	6,142,716	5,766,475
Imperva, Inc. Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 7.75%, 9.44%, 1/10/2027	2,312,693	1,676,703
Infor (US), Inc. Senior Secured Term Loan B6, 3 Month USD LIBOR + 2.75%, 3.75%, 2/1/2022	1,474,380	1,429,411
Informatica LLC:
Senior Secured 2020 USD 2nd Lien Term Loan, 3 Month USD + 7.13%, 7.13%, 2/25/2025	550,388	495,349
Senior Secured 2020 USD Term Loan B, 4.24%, 2/25/2027	5,427,136	4,757,807
Kronos, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 4.76%, 11/1/2023	8,162,596	7,521,056

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
McAfee LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 4.69%, 9/30/2024	$7,729,566	$7,304,440
Mitchell International, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.24%, 11/29/2024	1,560,550	1,310,862
Senior Secured 2017 2nd Lien Term Loan, 12/1/2025 (c)	11,709,210	9,211,226
NAVEX TopCo, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.24%, 9/5/2025	3,441,966	3,020,325
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 6 Month USD LIBOR + 3.50%, 5.38%, 4/26/2024	2,255,213	2,052,244
Project Boost Purchaser LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.49%, 6/1/2026	7,411,396	6,250,252
Project Leopard Holdings, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.50%, 5.95%, 7/7/2023	1,989,822	1,754,356
Project Ruby Ultimate Parent Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.75%, 2/9/2024	2,319,148	2,052,446
Quest Software US Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.03%, 5/16/2025	2,545,187	1,970,395
Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25%, 10.03%, 5/18/2026	8,886,053	5,479,718
Rocket Software, Inc. Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 8.25%, 9.24%, 11/27/2026	14,000,000	9,345,000
Sophia L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 4.70%, 9/30/2022	360,506	346,086
Security Description	Principal Amount	Value
SS&C Technologies Holdings, Inc. S.A.R.L. Senior Secured 2018 Term Loan B4, 1 Month USD LIBOR + 1.75%, 2.74%, 4/16/2025	$819,955	$774,858
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B3, 1 Month USD LIBOR + 1.75%, 2.74%, 4/16/2025	1,149,445	1,086,226
STG-Fairway Holdings LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 4.57%, 1/31/2027	6,521,739	5,641,304
Surf Holdings LLC Senior Secured USD Term Loan, 3/5/2027 (c)	2,026,972	1,819,208
Vero Parent, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 6.25%, 7.86%, 8/16/2024	3,232,465	2,618,297
		137,103,088
SPECIALTY RETAIL — 4.2%
Bass Pro Group LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 6.07%, 9/25/2024	36,975,688	31,244,456
Michaels Stores, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 3.50%, 1/30/2023	6,957,339	5,878,951
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.03%, 1/26/2023	28,515,245	19,989,187
PetSmart, Inc. Senior Secured Consenting Term Loan, 6 Month USD LIBOR + 4.00%, 5.00%, 3/11/2022	3,942,217	3,790,954
Priso Acquisition Corp. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 4.91%, 5/8/2022	3,795,943	3,198,082
		64,101,630

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
TELECOM SERVICES — 0.0% (b)
SBA Senior Finance II LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75%, 2.74%, 4/11/2025	$353,253	$337,180
TELECOMMUNICATION EQUIP — 0.6%
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 6.02%, 11/30/2025	13,480,494	9,638,553
THRIFTS & MORTGAGE FINANCE — 0.1%
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.78%, 11/1/2024	2,110,411	1,830,781
TRADING COMPANIES & DISTRIBUTORS — 0.0% (b)
Univar, Inc. Senior Secured 2019 USD Term Loan B5, 3 Month USD LIBOR + 2.00%, 3.45%, 7/1/2026	385,768	343,152
TOTAL SENIOR FLOATING RATE LOANS (Cost $1,417,894,237)		1,250,725,615
CORPORATE BONDS & NOTES — 7.4%
COMMERCIAL SERVICES — 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 7/15/2027 (d)	3,000,000	2,383,530
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (d)	3,500,000	3,079,825
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (d)	11,667,000	10,070,721
		15,534,076
COMPUTERS — 0.4%
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (d)	4,750,000	4,193,538
8.25%, 2/1/2028 (d)	2,000,000	1,762,500
		5,956,038
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.2%
AG Issuer LLC 6.25%, 3/1/2028 (d)	$3,827,000	$3,235,996
FOOD — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.50%, 2/15/2023 (d)	314,000	309,569
4.88%, 2/15/2030 (d)	2,292,000	2,287,966
5.88%, 2/15/2028 (d)	6,609,000	6,731,994
		9,329,529
HAND & MACHINE TOOLS — 0.1%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 2/15/2023 (d)	1,850,000	1,189,791
HEALTH CARE SERVICES — 0.2%
LifePoint Health, Inc. 4.38%, 2/15/2027 (d)	3,000,000	2,860,650
INTERNET — 0.1%
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (d)	1,746,000	1,416,757
INVESTMENT COMPANY SECURITY — 0.1%
Altice France Holding SA 6.00%, 2/15/2028 (d)	1,598,000	1,392,881
MEDIA — 2.3%
Altice Financing SA 5.00%, 1/15/2028 (d)	5,952,000	5,337,515
CSC Holdings LLC 5.75%, 1/15/2030 (d)	2,000,000	2,028,460
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (d)	5,000,000	4,447,350
5.25%, 8/15/2027 (d)	7,417,000	6,495,660
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (d)	5,357,000	5,345,590
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (d)	6,000,000	5,526,960
Univision Communications, Inc. 5.13%, 5/15/2023 (d)	6,000,000	5,255,280
		34,436,815
PHARMACEUTICALS — 0.3%
Bausch Health Cos., Inc. 5.25%, 1/30/2030 (d)	3,232,000	3,059,250
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (d)	2,000,000	1,989,080
		5,048,330

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
RETAIL — 0.4%
eG Global Finance PLC 6.75%, 2/7/2025 (d)	$7,042,000	$5,747,187
SOFTWARE — 0.6%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (d)	5,000,000	4,640,850
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 2/1/2023 (d)	5,000,000	4,502,250
		9,143,100
TELECOMMUNICATIONS — 1.1%
Altice France SA 5.50%, 1/15/2028 (d)	14,048,000	13,252,883
Connect Finco S.a.r.l./Connect US Finco LLC 6.75%, 10/1/2026 (d)	4,000,000	3,319,360
		16,572,243
TOTAL CORPORATE BONDS & NOTES (Cost $124,221,605)		111,863,393
	Shares
SHORT-TERM INVESTMENT — 18.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (e) (f) (Cost $273,052,839)	273,052,839	273,052,839
TOTAL INVESTMENTS — 108.2% (Cost $1,815,168,681)		1,635,641,847
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%		(123,348,173)
NET ASSETS — 100.0%		$1,512,293,674

(a)	The rate shown represents the rate at March 31, 2020.
(b)	Amount is less than 0.05% of net assets.
(c)	Position is unsettled. Contract rate was not determined at September 30, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.4% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2020.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$111,863,393	$—	$111,863,393
Senior Floating Rate Loans	—	1,250,725,615	—	1,250,725,615
Short-Term Investment	273,052,839	—	—	273,052,839
TOTAL INVESTMENTS	$273,052,839	$1,362,589,008	$—	$1,635,641,847
See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$1,928,524,746	$1,655,471,907	$—	$—	273,052,839	$273,052,839	$2,137,697
See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 61.7%
AEROSPACE & DEFENSE — 1.8%
L3Harris Technologies, Inc. 3 Month USD LIBOR + 0.75%, 1.52%, 3/10/2023 (a)	$5,000,000	$4,848,150
AGRICULTURE — 0.8%
BAT Capital Corp. 3 Month USD LIBOR + 0.88%, 2.57%, 8/15/2022 (a)	2,500,000	2,297,125
AUTO MANUFACTURERS — 9.0%
American Honda Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.21%, 1.92%, 2/12/2021 (a)	300,000	292,908
Series MTN, 3 Month USD LIBOR + 0.47%, 2.16%, 11/16/2022 (a)	1,200,000	1,123,488
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.39%, 2.14%, 5/4/2020 (a) (b)	500,000	498,720
3 Month USD LIBOR + 0.45%, 2.13%, 2/22/2021 (a) (b)	1,515,000	1,450,249
3 Month USD LIBOR + 0.88%, 2.56%, 2/22/2022 (a) (b)	2,000,000	1,916,060
3 Month USD LIBOR + 0.90%, 2.59%, 2/15/2022 (a) (b)	1,250,000	1,173,400
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	2,923,000	2,826,746
3.34%, 3/18/2021	2,659,000	2,555,671
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.93%, 2.78%, 4/13/2020 (a)	2,542,000	2,536,738
3 Month USD LIBOR + 1.31%, 2.68%, 6/30/2022 (a)	3,500,000	2,772,560
Hyundai Capital America 3 Month USD LIBOR + 0.94%, 2.81%, 7/8/2021 (a) (b)	1,480,000	1,482,087
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.63%, 1.83%, 9/21/2021 (a) (b)	1,500,000	1,457,100
3 Month USD LIBOR + 0.65%, 2.50%, 7/13/2022 (a) (b)	3,000,000	2,746,110
Toyota Motor Credit Corp. Series MTN, 3 Month USD LIBOR + 0.48%, 1.48%, 9/8/2022 (a)	2,000,000	1,890,280
		24,722,117
BANKS — 21.0%
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 2.19%, 1/23/2022 (a)	625,000	603,213
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.65%, 2.08%, 10/1/2021 (a)	$1,400,000	$1,372,770
Series MTN, 3 Month USD LIBOR + 1.18%, 3.00%, 10/21/2022 (a)	1,814,000	1,761,684
CIT Group, Inc. 5.00%, 8/15/2022	1,000,000	984,040
Citigroup, Inc.:
2.75%, 4/25/2022	1,000,000	1,009,680
3 Month USD LIBOR + 0.96%, 2.75%, 4/25/2022 (a)	1,250,000	1,210,800
3 Month USD LIBOR + 1.43%, 3.01%, 9/1/2023 (a)	1,250,000	1,226,862
Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.48%, 2.31%, 1/10/2023 (a)	250,000	240,615
Deutsche Bank AG 3 Month USD LIBOR + 1.31%, 3.00%, 8/20/2020 (a)	4,180,000	4,187,566
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	1,250,000	1,246,750
3 Month USD LIBOR + 1.36%, 3.15%, 4/23/2021 (a)	2,250,000	2,217,892
Series FRN, 3 Month USD LIBOR + 1.77%, 3.45%, 2/25/2021 (a)	250,000	250,055
HSBC Holdings PLC:
3 Month USD LIBOR + 0.60%, 2.29%, 5/18/2021 (a)	2,000,000	1,964,780
3 Month USD LIBOR + 0.65%, 1.43%, 9/11/2021 (a)	1,250,000	1,215,238
3 Month USD LIBOR + 1.50%, 3.40%, 1/5/2022 (a)	1,500,000	1,435,140
3 Month USD LIBOR + 1.66%, 3.34%, 5/25/2021 (a)	730,000	723,540
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.23%, 3.03%, 10/24/2023 (a)	1,500,000	1,489,860
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (a)	2,000,000	2,030,100
3 Month USD LIBOR + 1.10%, 2.10%, 6/7/2021 (a)	1,750,000	1,737,102
KeyBank NA Series BKNT, 3 Month USD LIBOR + 0.66%, 2.42%, 2/1/2022 (a)	1,000,000	970,980
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 7/26/2021	2,000,000	2,017,180
3 Month USD LIBOR + 0.65%, 2.44%, 7/26/2021 (a)	436,000	430,480
3 Month USD LIBOR + 0.79%, 2.58%, 7/25/2022 (a)	1,500,000	1,442,655
3 Month USD LIBOR + 1.06%, 1.83%, 9/13/2021 (a)	300,000	294,078

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Mizuho Financial Group, Inc. 3 Month USD LIBOR + 0.88%, 1.65%, 9/11/2022 (a)	$3,500,000	$3,362,835
Morgan Stanley:
Series GMTN, SOFR + 0.70%, 1.61%, 1/20/2023 (a)	2,400,000	2,232,432
Series MTN, 3 Month USD LIBOR + 1.40%, 3.20%, 10/24/2023 (a)	2,000,000	1,924,860
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.58%, 1.70%, 9/20/2021 (a) (b)	750,000	736,793
3 Month USD LIBOR + 0.71%, 2.46%, 11/4/2021 (a) (b)	500,000	491,630
PNC Bank NA Series BKNT, 3 Month USD LIBOR + 0.36%, 2.05%, 5/19/2020 (a)	600,000	598,578
Royal Bank of Canada Series GMTN, SOFR + 0.40%, 1.09%, 8/5/2022 (a)	4,000,000	3,698,520
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 2.06%, 11/3/2020 (a)	600,000	599,082
3 Month USD LIBOR + 0.62%, 2.20%, 6/1/2021 (a)	300,000	294,480
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.43%, 2.12%, 5/17/2021 (a) (b)	1,500,000	1,467,375
Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 1.14%, 2.96%, 10/19/2021 (a)	1,237,000	1,211,951
Toronto-Dominion Bank 3 Month USD LIBOR + 0.90%, 2.75%, 7/13/2021 (a)	400,000	395,076
Truist Bank Series BKNT, 3 Month USD LIBOR + 0.50%, 2.29%, 10/26/2021 (a)	1,000,000	980,510
UBS AG 3 Month USD LIBOR + 0.48%, 2.06%, 12/1/2020 (a) (b)	550,000	544,390
UBS Group AG 3 Month USD LIBOR + 1.53%, 3.29%, 2/1/2022 (a) (b)	3,000,000	2,968,440
Westpac Banking Corp.:
3 Month USD LIBOR + 0.34%, 2.14%, 1/25/2021 (a)	1,000,000	988,440
3 Month USD LIBOR + 0.39%, 2.23%, 1/13/2023 (a)	3,000,000	2,866,170
		57,424,622
BEVERAGES — 1.3%
Constellation Brands, Inc. 3 Month USD LIBOR + 0.70%, 2.39%, 11/15/2021 (a)	1,200,000	1,147,956
Security Description	Principal Amount	Value
Diageo Capital PLC 3 Month USD LIBOR + 0.24%, 1.93%, 5/18/2020 (a)	$2,300,000	$2,297,746
		3,445,702
CHEMICALS — 1.9%
Albemarle Corp. 3 Month USD LIBOR + 1.05%, 2.74%, 11/15/2022 (a) (b)	4,000,000	3,762,240
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 2.80%, 11/15/2023 (a)	1,460,000	1,332,279
		5,094,519
COMPUTERS — 0.5%
Apple, Inc. 3 Month USD LIBOR + 0.50%, 2.23%, 2/9/2022 (a)	750,000	738,742
IBM Credit LLC 3 Month USD LIBOR + 0.16%, 1.90%, 2/5/2021 (a)	725,000	716,351
		1,455,093
DIVERSIFIED FINANCIAL SERVICES — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.00%, 10/1/2021	1,300,000	1,190,202
American Express Credit Corp. Series MTN, 3 Month USD LIBOR + 0.70%, 2.16%, 3/3/2022 (a)	619,000	603,209
		1,793,411
ELECTRIC — 2.7%
Dominion Energy, Inc. 3 Month USD LIBOR + 0.40%, 1.98%, 12/1/2020 (a) (b)	1,500,000	1,493,100
Duke Energy Corp. 3 Month USD LIBOR + 0.65%, 1.42%, 3/11/2022 (a)	2,200,000	2,178,396
Duke Energy Florida LLC Series A, 3 Month USD LIBOR + 0.25%, 1.90%, 11/26/2021 (a)	1,330,000	1,280,112
Sempra Energy:
3 Month USD LIBOR + 0.45%, 1.19%, 3/15/2021 (a)	1,395,000	1,381,454
3 Month USD LIBOR + 0.50%, 2.33%, 1/15/2021 (a)	1,050,000	909,951
		7,243,013
FOOD — 1.3%
General Mills, Inc. 3 Month USD LIBOR + 1.01%, 2.85%, 10/17/2023 (a)	1,000,000	961,850

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Tyson Foods, Inc. 3 Month USD LIBOR + 0.45%, 2.15%, 8/21/2020 (a)	$2,611,000	$2,605,334
		3,567,184
HEALTH CARE SERVICES — 1.0%
UnitedHealth Group, Inc.:
3 Month USD LIBOR + 0.07%, 1.90%, 10/15/2020 (a)	2,046,000	2,040,333
3 Month USD LIBOR + 0.26%, 1.00%, 6/15/2021 (a)	600,000	591,834
		2,632,167
INSURANCE — 3.9%
Allstate Corp 3 Month USD LIBOR + 0.63%, 2.00%, 3/29/2023 (a)	1,500,000	1,418,715
Jackson National Life Global Funding 3 Month USD LIBOR + 0.73%, 2.00%, 6/27/2022 (a) (b)	650,000	620,828
MET Tower Global Funding SOFR + 0.55%, 1.56%, 1/17/2023 (a) (b)	1,500,000	1,454,505
Metropolitan Life Global Funding I:
1.95%, 9/15/2021 (b)	3,000,000	3,048,150
SOFR + 0.57%, 1.70%, 1/13/2023 (a) (b)	3,000,000	2,611,500
Pricoa Global Funding I 2.40%, 9/23/2024 (b)	1,500,000	1,501,350
		10,655,048
MACHINERY, CONSTRUCTION & MINING — 1.7%
Caterpillar Financial Services Corp.:
Series MTN, 3 Month USD LIBOR + 0.23%, 0.97%, 3/15/2021 (a)	1,426,000	1,396,810
Series MTN, 3 Month USD LIBOR + 0.28%, 1.28%, 9/7/2021 (a)	500,000	488,950
Series MTN, 3 Month USD LIBOR + 0.59%, 1.59%, 6/6/2022 (a)	2,872,000	2,821,826
		4,707,586
MACHINERY-DIVERSIFIED — 0.9%
John Deere Capital Corp. Series MTN, 3 Month USD LIBOR + 0.48%, 1.48%, 9/8/2022 (a)	1,395,000	1,331,946
Security Description	Principal Amount	Value
Otis Worldwide Corp. 3 Month USD LIBOR + 0.45%, 2.09%, 4/5/2023 (a) (b)	$1,250,000	$1,184,337
		2,516,283
MEDIA — 1.2%
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 1.83%, 4/1/2021 (a) (b)	3,400,000	3,350,190
MINING — 0.7%
Glencore Funding LLC 2.88%, 4/16/2020 (b)	1,963,000	1,964,237
MISCELLANEOUS MANUFACTURER — 0.6%
General Electric Co. Series MTN, 4.65%, 10/17/2021	1,500,000	1,543,170
OIL & GAS — 1.9%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 1.70%, 9/19/2022 (a)	250,000	224,663
Chevron Corp. 3 Month USD LIBOR + 0.48%, 1.94%, 3/3/2022 (a)	500,000	487,010
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 2.59%, 5/15/2022 (a)	2,100,000	2,089,815
Occidental Petroleum Corp. 3 Month USD LIBOR + 1.25%, 2.96%, 8/13/2021 (a)	750,000	567,952
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 2.11%, 11/13/2023 (a)	2,000,000	1,844,220
		5,213,660
PHARMACEUTICALS — 3.8%
AstraZeneca PLC 3 Month USD LIBOR + 0.62%, 1.52%, 6/10/2022 (a)	690,000	682,900
Bayer US Finance II LLC 3 Month USD LIBOR + 0.63%, 1.85%, 6/25/2021 (a) (b)	2,000,000	1,947,060
Bristol-Myers Squibb Co.:
2.25%, 8/15/2021 (b)	1,000,000	1,007,300
3 Month USD LIBOR + 0.38%, 2.07%, 5/16/2022 (a) (b)	2,000,000	1,951,620
CVS Health Corp. 3 Month USD LIBOR + 0.72%, 1.72%, 3/9/2021 (a)	2,250,000	2,179,102
Mylan NV 3.15%, 6/15/2021	2,724,000	2,689,841
		10,457,823
PIPELINES — 2.3%
Kinder Morgan Energy Partners L.P. 3.50%, 3/1/2021	2,000,000	1,976,400

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MPLX L.P. 3 Month USD LIBOR + 1.10%, 2.10%, 9/9/2022 (a)	$1,925,000	$1,835,545
Plains All American Pipeline L.P./PAA Finance Corp.:
3.65%, 6/1/2022	1,000,000	916,880
5.00%, 2/1/2021	1,500,000	1,492,425
		6,221,250
RETAIL — 0.3%
Home Depot, Inc.:
3 Month USD LIBOR + 0.15%, 1.46%, 6/5/2020 (a)	350,000	348,296
3 Month USD LIBOR + 0.31%, 1.89%, 3/1/2022 (a)	500,000	485,065
		833,361
TELECOMMUNICATIONS — 2.3%
AT&T, Inc. 3 Month USD LIBOR + 0.75%, 2.33%, 6/1/2021 (a)	2,500,000	2,436,900
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 2.83%, 1/16/2024 (a)	4,000,000	3,770,360
		6,207,260
TRANSPORTATION — 0.1%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 1.88%, 4/1/2023 (a)	200,000	184,758
TOTAL CORPORATE BONDS & NOTES (Cost $175,438,524)		168,377,729
ASSET-BACKED SECURITIES — 26.6%
AUTOMOBILE — 16.0%
Ally Auto Receivables Trust:
Series 2017-3, Class A4, 2.01%, 3/15/2022	750,000	746,046
Series 2018-3, Class A3, 3.00%, 1/17/2023	1,782,266	1,787,851
BMW Floorplan Master Owner Trust:
Series 2018-1, Class A1, 3.15%, 5/15/2023 (b)	375,000	374,024
Series 2018-1, Class A2, 1 Month USD LIBOR + 0.32%, 1.02%, 5/15/2023 (a) (b)	500,000	493,309
Carmax Auto Owner Trust:
Series 2017-1, Class B, 2.54%, 9/15/2022	723,000	716,608
Series 2019-4, Class A2B, 1 Month USD LIBOR + 0.30%, 1.00%, 3/15/2023 (a)	1,500,000	1,490,125
Security Description	Principal Amount	Value
Series 2019-4, Class A2A, 2.01%, 3/15/2023	$365,000	$361,794
CarMax Auto Owner Trust Series 2018-3, Class A3, 3.13%, 6/15/2023	1,000,000	1,007,456
Chrysler Capital Auto Receivables Trust Series 2016-AA, Class D, 4.22%, 2/15/2023 (b)	1,143,778	1,143,315
Enterprise Fleet Financing LLC:
Series 2017-1, Class A3, 2.60%, 7/20/2022 (b)	2,670,000	2,665,375
Series 2019-1, Class A2, 2.98%, 10/20/2024 (b)	2,178,729	2,176,504
Series 2018-3, Class A2, 3.38%, 5/20/2024 (b)	1,789,912	1,798,399
Ford Credit Auto Lease Trust Series 2019-A, Class A3, 2.90%, 5/15/2022	6,050,000	6,068,947
Ford Credit Auto Owner Trust Series 2016-C, Class A4, 1.40%, 2/15/2022	150,613	149,987
Ford Credit Floorplan Master Owner Trust A:
Series 2017-1, Class A1, 2.07%, 5/15/2022	705,000	704,307
Series 2017-2, Class A2, 1 Month USD LIBOR + 0.35%, 1.05%, 9/15/2022 (a)	270,000	265,421
GM Financial Automobile Leasing Trust:
Series 2018-2, Class A3, 3.06%, 6/21/2021	896,570	892,665
Series 2020-1, Class A2B, 1 Month USD LIBOR + 0.14%, 0.91%, 4/20/2022 (a)	2,000,000	1,973,981
GMF Floorplan Owner Revolving Trust:
Series 2018-3, Class A, 1 Month USD LIBOR + 0.32%, 1.02%, 9/15/2022 (a) (b)	3,600,000	3,568,511
Series 2018-2, Class A2, 1 Month USD LIBOR + 0.38%, 1.08%, 3/15/2023 (a) (b)	1,100,000	1,079,065
Series 2017-2, Class A2, 1 Month USD LIBOR + 0.43%, 1.13%, 7/15/2022 (a) (b)	2,100,000	2,080,122
Hyundai Auto Lease Securitization Trust:
Series 2018-B, Class A4, 3.20%, 6/15/2022 (b)	779,000	782,173
Series 2018-A, Class A4, 2.89%, 3/15/2022 (b)	800,000	800,116
Nissan Auto Lease Trust:
Series 2018-A, Class A3, 3.25%, 9/15/2021	650,000	651,985

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-B, Class A4, 2.17%, 12/15/2021	$17,550	$17,543
Nissan Master Owner Trust Receivables Series 2017-C, Class A, 1 Month USD LIBOR + 0.32%, 1.02%, 10/17/2022 (a)	5,815,000	5,712,847
Securitized Term Auto Receivables Trust:
Series 2017-2A, Class A4, 2.29%, 3/25/2022 (b)	825,000	807,833
Series 2019-1A, Class A2, 2.86%, 5/25/2021 (b)	454,063	452,751
Series 2018-2A, Class A3, 3.33%, 8/25/2022 (b)	1,273,000	1,268,121
World Omni Auto Receivables Trust Series 2018-C, Class A2, 2.80%, 1/18/2022	341,640	341,455
World Omni Automobile Lease Securitization Trust:
Series 2018-A, Class A3, 2.83%, 7/15/2021	846,943	847,650
Series 2018-B, Class A2A, 2.96%, 6/15/2021	495,215	495,043
		43,721,329
CREDIT CARD — 9.3%
Capital One Multi-Asset Execution Trust Series 2016-A2, Class A2, 1 Month USD LIBOR + 0.63%, 1.33%, 2/15/2024 (a)	500,000	497,025
Chase Issuance Trust Series 2018-A1, 1 Month USD LIBOR + 0.20%, 0.90%, 4/17/2023 (a)	400,000	396,163
Evergreen Credit Card Trust:
Series 2018-2, Class A, 1 Month USD LIBOR + 0.35%, 1.05%, 7/15/2022 (a) (b)	665,000	661,452
Series 2019-1, Class A, 1 Month USD LIBOR + 0.48%, 1.18%, 1/15/2023 (a) (b)	4,500,000	4,268,845
Golden Credit Card Trust:
Series 2019-1A, Class A, 1 Month USD LIBOR + 0.45%, 1.15%, 12/15/2022 (a) (b)	3,030,000	2,954,801
Series 2018-1A, Class A, 2.62%, 1/15/2023 (b)	2,750,000	2,749,745
Series 2018-3A, Class A, 1 Month USD LIBOR + 0.32%, 1.02%, 5/15/2023 (a) (b)	1,100,000	1,079,242
Security Description	Principal Amount	Value
Master Credit Card Trust Series 2019-1A, Class A, 1 Month USD LIBOR + 0.48%, 1.40%, 7/21/2022 (a) (b)	$3,400,000	$3,351,543
Master Credit Card Trust II:
Series 2018-3A, Class A, 1 Month USD LIBOR + 0.34%, 1.26%, 1/21/2022 (a) (b)	1,000,000	994,449
Series 2019-2A, Class A, 1 Month USD LIBOR + 0.39%, 1.31%, 1/21/2023 (a) (b)	3,150,000	3,082,610
Trillium Credit Card Trust II:
Series 2018-2A, Class A, 1 Month USD LIBOR + 0.35%, 1.27%, 9/26/2023 (a) (b)	3,775,000	3,740,894
Series 2019-1A, Class A, 1 Month USD LIBOR + 0.48%, 1.40%, 1/26/2024 (a) (b)	1,725,000	1,693,169
		25,469,938
TELECOMMUNICATIONS — 1.3%
Verizon Owner Trust Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (b)	3,500,000	3,489,062
TOTAL ASSET-BACKED SECURITIES (Cost $73,735,260)		72,680,329
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
CANADA — 0.1%
Province of Quebec Canada Series MTN, 3 Month USD LIBOR + 0.13%, 1.33%, 9/21/2020 (a) (Cost $250,000)	250,000	250,000
U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Notes:
1.38%, 4/30/2020	557,000	557,348
1.63%, 7/31/2020	10,614,000	10,665,412
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,173,182)		11,222,760
MORTGAGE-BACKED SECURITIES — 2.4%
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 1.95%, 7/15/2035 (a) (b)	1,500,000	1,236,484

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
BX Commercial Mortgage Trust Series 2018-BIOA, Class A, 1 Month USD LIBOR + 0.67%, 1.38%, 3/15/2037 (a) (b)	$1,437,000	$1,329,225
BX Commercial Mortgage Trust 2019-XL Series 2019-XL, Class A, 1.62%, 10/15/2036 (a) (b)	1,815,261	1,720,949
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 1.68%, 5/15/2036 (a) (b)	2,460,000	2,307,207
TOTAL MORTGAGE-BACKED SECURITIES (Cost $7,199,694)		6,593,865
	Shares
SHORT-TERM INVESTMENT — 4.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (c) (d) (Cost $13,406,938)	13,406,938	13,406,938
TOTAL INVESTMENTS — 99.8% (Cost $281,203,598)		272,531,621
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		637,353
NET ASSETS — 100.0%		$273,168,974

(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 35.5% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
BKNT	Bank Notes
FRN	Floating Rate Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$168,377,729	$—	$168,377,729
Asset-Backed Securities	—	72,680,329	—	72,680,329
Foreign Government Obligations	—	250,000	—	250,000
U.S. Treasury Obligations	—	11,222,760	—	11,222,760
Mortgage-Backed Securities	—	6,593,865	—	6,593,865
Short-Term Investment	13,406,938	—	—	13,406,938
TOTAL INVESTMENTS	$13,406,938	$259,124,683	$—	$272,531,621
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,317,630	$2,317,630	$84,204,498	$73,115,190	$—	$—	13,406,938	$13,406,938	$75,436
See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 14.5%
ARGENTINA — 0.2%
AES Argentina Generacion SA Series REGS, 7.75%, 2/2/2024	$500,000	$285,630
Banco Macro SA:
USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a) (b)	450,000	270,864
Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (b)	2,500,000	1,504,800
Pampa Energia SA:
Series REGS, 7.50%, 1/24/2027	2,750,000	1,822,397
Series REGS, 9.13%, 4/15/2029	150,000	100,113
YPF SA:
Series REGS, 6.95%, 7/21/2027	900,000	459,576
Series REGS, 8.50%, 7/28/2025	1,850,000	961,519
		5,404,899
AUSTRALIA — 0.1%
Commonwealth Bank of Australia 3.90%, 7/12/2047 (a)	658,000	661,126
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 3.19%, 11/28/2023 (a) (b)	1,155,000	1,160,994
3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (b)	1,990,000	2,083,749
		3,905,869
BELGIUM — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 1/23/2049	1,605,000	1,883,917
BRAZIL — 0.7%
Banco Bradesco SA Series REGS, 5.75%, 3/1/2022	1,000,000	1,010,820
Banco BTG Pactual SA 5 Year CMT + 5.26%, 7.75%, 2/15/2029 (a) (b)	4,800,000	4,014,624
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (b)	4,900,000	3,843,707
CSN Islands XI Corp. 6.75%, 1/28/2028 (a)	500,000	322,600
CSN Islands XII Corp. Series REGS, 7.00%, 6/23/2020	2,100,000	1,260,000
Security Description	Principal Amount	Value
CSN Resources SA 7.63%, 4/17/2026 (a)	$1,800,000	$1,193,472
Globo Comunicacao e Participacoes SA:
4.88%, 1/22/2030 (a)	1,000,000	872,210
Series REGS, 4.84%, 6/8/2025	500,000	455,810
Itau Unibanco Holding SA VRN, 5 Year CMT + 3.22%, 4.63%, 2/27/2025 (a) (b)	200,000	165,920
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	85,000	85,802
5.88%, 7/15/2024 (a)	130,000	131,712
MARB BondCo PLC Series REGS, 6.88%, 1/19/2025	2,200,000	1,985,478
NBM US Holdings, Inc. 7.00%, 5/14/2026 (a)	1,000,000	903,530
Petrobras Global Finance B.V.:
5.75%, 2/1/2029	3,600,000	3,404,232
6.90%, 3/19/2049	700,000	679,868
		20,329,785
CANADA — 0.5%
Bombardier, Inc.:
6.00%, 10/15/2022 (a)	300,000	225,000
7.88%, 4/15/2027 (a)	350,000	237,769
Canadian Natural Resources, Ltd. 2.95%, 1/15/2023	3,175,000	2,756,852
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	875,000	847,402
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	615,000	559,041
8.75%, 5/15/2025 (a)	645,000	638,595
GFL Environmental, Inc.:
5.13%, 12/15/2026 (a)	460,000	451,389
8.50%, 5/1/2027 (a)	171,000	171,824
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	490,000	401,678
Masonite International Corp. 5.75%, 9/15/2026 (a)	490,000	478,730
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	395,000	343,342
MEG Energy Corp.:
7.00%, 3/31/2024 (a)	165,000	76,108
7.13%, 2/1/2027 (a)	620,000	309,349
Parkland Fuel Corp. 5.88%, 7/15/2027 (a)	355,000	333,136
Royal Bank of Canada Series GMTN, 2.55%, 7/16/2024	4,630,000	4,687,736
Superior Plus L.P./Superior General Partner, Inc. 7.00%, 7/15/2026 (a)	655,000	642,221

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	$370,000	$357,916
6.50%, 10/15/2027 (a)	375,000	363,360
Tervita Corp. 7.63%, 12/1/2021 (a)	1,035,000	724,842
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	155,000	129,504
		14,735,794
CAYMAN ISLANDS — 0.2%
Cosan Overseas, Ltd. 8.25%, 5/5/2020	4,314,000	3,845,974
Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/2024 (a)	690,000	444,215
Grupo Aval, Ltd. Series REGS, 4.38%, 2/4/2030	200,000	161,790
		4,451,979
CHILE — 0.7%
AES Gener SA:
5 Year CMT + 4.92%, 6.35%, 10/7/2079 (a) (b)	200,000	147,448
USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (a) (b)	1,000,000	772,810
Series REGS, 5.00%, 7/14/2025	200,000	184,666
Series REGS, USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (b)	3,000,000	2,318,430
Series REGS, VRN, 5 Year CMT + 4.92%, 6.35%, 10/7/2079 (b)	400,000	294,896
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	1,652,000	1,578,007
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	1,900,000	1,329,886
Empresa Nacional de Telecomunicaciones SA:
Series REGS, 4.75%, 8/1/2026	2,200,000	2,077,394
Series REGS, 4.88%, 10/30/2024	400,000	385,328
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	200,000	191,962
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	2,000,000	1,941,860
Latam Finance, Ltd. 7.00%, 3/1/2026 (a)	2,700,000	1,228,392
SACI Falabella Series REGS, 3.75%, 4/30/2023	3,300,000	3,136,089
Security Description	Principal Amount	Value
Sociedad Quimica y Minera de Chile SA Series REGS, 4.38%, 1/28/2025	$300,000	$290,256
Transelec SA Series REGS, 4.63%, 7/26/2023	450,000	454,806
VTR Finance B.V.:
6.88%, 1/15/2024 (a)	500,000	458,380
Series REGS, 6.88%, 1/15/2024	3,600,000	3,300,336
		20,090,946
CHINA — 0.1%
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	2,600,000	690,846
Sinopec Group Overseas Development 2017, Ltd. 3.63%, 4/12/2027 (a)	700,000	752,052
		1,442,898
COLOMBIA — 0.3%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	200,000	189,730
Banco de Bogota SA Series REGS, 5.38%, 2/19/2023	700,000	682,682
Bancolombia SA:
5 Year CMT + 2.93%, 4.88%, 10/18/2027 (b)	1,700,000	1,542,614
VRN, 5 Year CMT + 2.94%, 4.63%, 12/18/2029 (b)	1,200,000	1,060,428
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029 (a)	500,000	423,190
Geopark, Ltd. 5.50%, 1/17/2027 (a)	500,000	252,805
Grupo Aval, Ltd.:
4.38%, 2/4/2030 (a)	500,000	404,475
Series REGS, 4.75%, 9/26/2022	800,000	764,520
Millicom International Cellular SA:
6.25%, 3/25/2029 (a)	1,700,000	1,552,406
6.63%, 10/15/2026 (a)	1,500,000	1,418,055
Series REGS, 6.00%, 3/15/2025	400,000	386,504
		8,677,409
DOMINICAN REPUBLIC — 0.2%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It:
7.95%, 5/11/2026 (a)	2,200,000	2,046,814
Series REGS, 7.95%, 5/11/2026	1,200,000	1,116,444

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023 (a)	$3,950,000	$3,766,601
		6,929,859
FRANCE — 0.0% (c)
Altice France SA 7.38%, 5/1/2026 (a)	725,000	724,724
INDIA — 0.5%
Adani Ports & Special Economic Zone, Ltd. Series REGS, 3.95%, 1/19/2022	2,500,000	2,301,400
Indian Oil Corp., Ltd. 5.75%, 8/1/2023	4,900,000	4,801,363
Network i2i, Ltd. 5 Year CMT + 4.28%, 5.65%, 1/15/2025 (a) (b)	900,000	702,000
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	3,500,000	3,126,417
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	3,000,000	3,053,850
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (a)	1,400,000	546,476
Vedanta Resources PLC Series REGS, 6.13%, 8/9/2024	3,800,000	1,473,184
		16,004,690
INDONESIA — 0.0% (c)
Medco Bell Pte, Ltd. 6.38%, 1/30/2027 (a)	600,000	349,638
Star Energy Geothermal Wayang Windu, Ltd. Series REGS, 6.75%, 4/24/2033	1,012,000	922,610
		1,272,248
IRELAND — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
5.25%, 8/15/2027 (a)	300,000	307,803
6.00%, 2/15/2025 (a)	395,000	396,059
Avolon Holdings Funding, Ltd. 3.25%, 2/15/2027 (a)	850,000	652,800
C&W Senior Financing DAC:
7.50%, 10/15/2026 (a)	1,300,000	1,136,421
Series REGS, 6.88%, 9/15/2027	4,200,000	3,612,000
		6,105,083
ISRAEL — 0.1%
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (a)	1,600,000	1,588,960
Security Description	Principal Amount	Value
5.41%, 12/30/2025 (a)	$340,000	$354,056
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (a)	600,000	625,662
		2,568,678
JAMAICA — 0.0% (c)
Digicel Group Two, Ltd.:
8.25%, 9/30/2022 (a)	1,400,000	224,798
PIK, 9.13%, 4/1/2024 (a)	3,347,257	359,027
		583,825
JAPAN — 0.1%
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 2.32%, 3/2/2023 (b)	1,650,000	1,545,605
Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 2.58%, 1/17/2023 (b)	2,165,000	2,042,331
		3,587,936
LUXEMBOURG — 0.2%
Altice Financing SA 5.00%, 1/15/2028 (a)	240,000	215,222
Altice France Holding SA 6.00%, 2/15/2028 (a)	430,000	374,805
ARD Finance SA PIK, 6.50%, 6/30/2027 (a)	200,000	174,474
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	310,000	202,892
8.50%, 10/15/2024 (a)	540,000	340,076
JSL Europe SA Series REGS, 7.75%, 7/26/2024	1,400,000	1,039,430
Millicom International Cellular SA Series REGS, 5.13%, 1/15/2028	1,100,000	963,006
Minerva Luxembourg SA Series REGS, 6.50%, 9/20/2026	2,000,000	1,849,260
		5,159,165
MALAYSIA — 0.4%
Gohl Capital, Ltd. 4.25%, 1/24/2027	5,000,000	4,097,168
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (b)	7,000,000	7,093,590
		11,190,758
MAURITIUS — 0.0% (c)
UPL Corp., Ltd. 4.50%, 3/8/2028	1,300,000	1,108,575
MEXICO — 0.9%
Banco Mercantil del Norte SA:

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
10 year CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	$1,600,000	$1,203,008
Series REGS, 10 Year CMT + 5.35%, 7.63%, 1/10/2028 (b)	3,210,000	2,441,879
Series REGS, 5 year CMT + 4.45%, 5.75%, 10/4/2031 (b)	1,200,000	990,996
Series REGS, 5 Year CMT + 5.04%, 6.88%, 7/6/2022 (b)	1,264,000	959,363
Banco Santander Mexico SA 5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a) (b)	1,400,000	1,300,558
BBVA Bancomer SA:
5 year CMT + 4.31%, 5.88%, 9/13/2034 (a) (b)	200,000	161,436
Series REGS, 5 Year CMT + 2.65%, 5.13%, 1/18/2033 (b)	5,000,000	4,128,150
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (b)	200,000	180,508
Braskem Idesa SAPI 7.45%, 11/15/2029 (a)	200,000	138,222
Cemex SAB de CV Series REGS, 7.75%, 4/16/2026	1,400,000	1,261,946
Cometa Energia SA de CV Series REGS, 6.38%, 4/24/2035	4,457,400	4,148,859
Credito Real SAB de CV:
9.50%, 2/7/2026 (a)	2,300,000	1,775,232
Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (b)	1,500,000	1,118,655
Docuformas SAPI de CV 10.25%, 7/24/2024 (a)	1,400,000	980,000
Grupo Bimbo SAB de CV Series REGS, 5 Year CMT + 3.28%, 5.95%, 4/17/2023 (b)	1,500,000	1,397,355
Grupo Idesa SA de CV Series REGS, 7.88%, 12/18/2020	1,400,000	635,012
Operadora de Servicios Mega SA de CV Sofom ER 8.25%, 2/11/2025 (a)	1,000,000	671,590
Unifin Financiera SAB de CV:
Series REGS, 7.38%, 2/12/2026	500,000	307,570
Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (b)	3,900,000	2,480,868
		26,281,207
NETHERLANDS — 0.3%
Minejesa Capital B.V.:
Security Description	Principal Amount	Value
Series REGS, 4.63%, 8/10/2030	$2,000,000	$1,800,000
Series REGS, 5.63%, 8/10/2037	1,700,000	1,520,616
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a)	150,000	142,224
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	695,000	658,429
Syngenta Finance NV Series REGS, 5.68%, 4/24/2048	4,000,000	3,225,960
Trivium Packaging Finance B.V. 5.50%, 8/15/2026 (a)	400,000	398,924
		7,746,153
NORWAY — 0.0% (c)
Aker BP ASA 4.75%, 6/15/2024 (a)	360,000	300,481
PANAMA — 0.1%
Global Bank Corp.:
3 Month USD LIBOR + 3.30%, 5.25%, 4/16/2029 (a) (b)	3,700,000	3,608,240
Series REGS, 4.50%, 10/20/2021	200,000	194,714
		3,802,954
PERU — 0.0% (c)
Banco Internacional del Peru SAA Series REGS, 3 Month USD LIBOR + 6.74%, 8.50%, 4/23/2070 (b)	500,000	487,500
Banco Internacional del Peru SAA Interbank Series REGS, 3.38%, 1/18/2023	450,000	430,362
Scotiabank Peru SAA Series REGS, 3 Month USD LIBOR + 3.86%, 4.50%, 12/13/2027 (b)	531,000	522,276
		1,440,138
PHILIPPINES — 0.2%
BDO Unibank, Inc. Series EMTN, 2.95%, 3/6/2023	6,200,000	6,138,452
SINGAPORE — 0.4%
DBS Group Holdings, Ltd.:
Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (b)	4,100,000	3,761,750
Series REGS, VRN, USD 5 year ICE Swap Rate + 1.59%, 4.52%, 12/11/2028 (b)	500,000	523,750

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Oversea-Chinese Banking Corp., Ltd. Series REGS, 3 Month USD LIBOR + 0.45%, 2.14%, 5/17/2021 (b)	$500,000	$496,900
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (b)	2,000,000	1,894,899
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (b)	4,000,000	4,067,840
		10,745,139
SWITZERLAND — 0.0% (c)
Syngenta Finance NV 4.38%, 3/28/2042	200,000	147,120
UNITED KINGDOM — 0.4%
AstraZeneca PLC 6.45%, 9/15/2037	1,225,000	1,736,242
Avation Capital SA 6.50%, 5/15/2021 (a)	600,000	551,718
Connect Finco S.a.r.l./Connect US Finco LLC 6.75%, 10/1/2026 (a)	735,000	609,932
eG Global Finance PLC 8.50%, 10/30/2025 (a)	615,000	552,393
MARB BondCo PLC Series REGS, 7.00%, 3/15/2024	400,000	360,152
Radiant Access, Ltd. 4.60%, 5/18/2020	3,950,000	3,708,734
Reynolds American, Inc. 4.00%, 6/12/2022	3,295,000	3,341,690
		10,860,861
UNITED STATES — 7.6%
AbbVie, Inc. 3.20%, 11/6/2022	1,450,000	1,480,609
Acrisure LLC/Acrisure Finance, Inc. 8.13%, 2/15/2024 (a)	730,000	716,984
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	370,000	329,896
AECOM 5.13%, 3/15/2027	730,000	655,584
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	1,280,000	1,155,699
Air Lease Corp. 3.25%, 3/1/2025	3,490,000	2,778,040
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a)	465,000	402,657
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 4.63%, 1/15/2027 (a)	385,000	382,925
Security Description	Principal Amount	Value
Alcoa Nederland Holding B.V. 6.13%, 5/15/2028 (a)	$620,000	$571,745
Allergan Funding SCS 3.85%, 6/15/2024	1,590,000	1,643,806
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	370,000	349,691
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	530,000	522,082
9.75%, 7/15/2027 (a)	435,000	409,648
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	1,070,000	1,033,256
Amazon.com, Inc. 2.80%, 8/22/2024	2,090,000	2,219,246
American Axle & Manufacturing, Inc. 6.25%, 3/15/2026	325,000	249,337
American Express Co. 2.50%, 8/1/2022	1,530,000	1,539,930
Amgen, Inc. 2.45%, 2/21/2030	1,795,000	1,778,701
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	300,000	193,701
Arconic Corp. 6.13%, 2/15/2028 (a)	600,000	618,732
Arrow Electronics, Inc. 3.88%, 1/12/2028	1,667,000	1,555,694
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028 (a)	107,000	91,360
4.75%, 3/1/2030 (a)	107,000	91,558
Ascend Learning LLC 6.88%, 8/1/2025 (a)	1,030,000	957,733
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	358,000	210,640
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	952,000	866,320
AT&T, Inc. 3.40%, 5/15/2025	2,530,000	2,616,096
B&G Foods, Inc.:
5.25%, 4/1/2025	305,000	303,008
5.25%, 9/15/2027	240,000	234,902
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	195,000	170,801
Bank of America Corp. Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (b)	2,570,000	2,567,199
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (a)	385,000	364,487
5.25%, 1/30/2030 (a)	390,000	369,154
7.00%, 3/15/2024 (a)	240,000	246,756
7.00%, 1/15/2028 (a)	730,000	756,419

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Beacon Roofing Supply, Inc.:
4.50%, 11/15/2026 (a)	$250,000	$230,433
4.88%, 11/1/2025 (a)	610,000	551,464
Becton Dickinson and Co. 2.89%, 6/6/2022	3,370,000	3,347,758
Boston Properties L.P. 3.65%, 2/1/2026	3,045,000	3,052,734
Boyd Gaming Corp. 4.75%, 12/1/2027 (a)	615,000	507,799
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	1,115,000	1,056,685
Bristol-Myers Squibb Co. 4.35%, 11/15/2047 (a)	3,360,000	4,210,080
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a)	400,000	364,616
6.75%, 6/1/2027 (a)	184,000	180,535
Calpine Corp.:
4.50%, 2/15/2028 (a)	265,000	256,708
5.13%, 3/15/2028 (a)	165,000	152,072
5.25%, 6/1/2026 (a)	370,000	351,659
Camelot Finance SA 4.50%, 11/1/2026 (a)	125,000	121,118
Carrier Global Corp. 3.58%, 4/5/2050 (a)	925,000	802,382
Carvana Co. 8.88%, 10/1/2023 (a)	200,000	191,074
Castle US Holding Corp. 9.50%, 2/15/2028 (a)	175,000	166,163
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	655,000	645,732
Caterpillar, Inc. 3.40%, 5/15/2024	3,346,000	3,450,797
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.50%, 8/15/2030 (a)	370,000	362,678
4.75%, 3/1/2030 (a)	755,000	751,784
5.00%, 2/1/2028 (a)	195,000	195,759
5.75%, 2/15/2026 (a)	1,600,000	1,634,144
CDK Global, Inc.:
5.25%, 5/15/2029 (a)	65,000	66,291
5.88%, 6/15/2026	200,000	211,610
Cedar Fair L.P. 5.25%, 7/15/2029 (a)	430,000	366,700
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	355,000	269,104
Centene Corp.:
3.38%, 2/15/2030 (a)	360,000	335,131
4.25%, 12/15/2027 (a)	460,000	450,841
Century Communities, Inc. 6.75%, 6/1/2027	360,000	305,791
CenturyLink, Inc.:
4.00%, 2/15/2027 (a)	355,000	344,297
5.13%, 12/15/2026 (a)	390,000	390,094
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (a)	370,000	359,007
Security Description	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 7/23/2022	$1,475,000	$1,528,882
Cheniere Energy Partners L.P.:
4.50%, 10/1/2029 (a)	245,000	211,638
5.25%, 10/1/2025	750,000	690,000
5.63%, 10/1/2026	455,000	418,600
Cigna Corp.:
4.90%, 12/15/2048	1,610,000	1,923,370
3 Month USD LIBOR + 0.89%, 2.72%, 7/15/2023 (b)	1,665,000	1,496,419
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,385,000	3,498,499
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	460,000	448,468
5.13%, 7/15/2029 (a)	145,000	135,182
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (a)	395,000	346,897
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	375,000	348,967
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	510,000	352,196
CommScope, Inc.:
5.50%, 3/1/2024 (a)	445,000	449,717
6.00%, 3/1/2026 (a)	145,000	145,064
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	440,000	264,000
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	505,000	364,267
Credit Acceptance Corp. 6.63%, 3/15/2026	680,000	645,796
Crown Americas LLC/Crown Americas Capital Corp. 4.50%, 1/15/2023	400,000	408,960
Crown Castle International Corp. 4.30%, 2/15/2029	1,605,000	1,675,508
CSC Holdings LLC:
5.25%, 6/1/2024	810,000	815,459
5.75%, 1/15/2030 (a)	810,000	821,526
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	660,000	450,734
CSX Corp. 3.35%, 9/15/2049	1,935,000	1,875,789
CVS Health Corp. 3.70%, 3/9/2023	585,000	607,575
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	325,000	281,834

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Dana, Inc. 5.38%, 11/15/2027	$125,000	$102,040
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	175,000	140,158
Delta Air Lines, Inc. 3.63%, 3/15/2022	2,105,000	1,951,482
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	470,000	381,734
Discover Financial Services 4.10%, 2/9/2027	1,565,000	1,538,364
DISH DBS Corp. 5.88%, 11/15/2024	380,000	369,371
DowDuPont, Inc. 5.42%, 11/15/2048	700,000	808,815
Duke Energy Corp. 2.65%, 9/1/2026	3,535,000	3,517,042
Dun & Bradstreet Corp. 10.25%, 2/15/2027 (a)	205,000	218,780
Eldorado Resorts, Inc. 6.00%, 4/1/2025	550,000	492,954
Embarq Corp. 8.00%, 6/1/2036	370,000	366,207
Encompass Health Corp.:
4.50%, 2/1/2028	185,000	181,330
4.75%, 2/1/2030	60,000	58,277
Energizer Holdings, Inc. 7.75%, 1/15/2027 (a)	525,000	542,078
Energy Transfer Operating L.P. 4.75%, 1/15/2026	1,455,000	1,276,937
Enterprise Products Operating LLC 3.75%, 2/15/2025	2,155,000	2,153,060
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	265,000	65,574
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 5/15/2026 (a) (d)	335,000	52,739
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	760,000	642,914
Expedia Group, Inc. 3.80%, 2/15/2028	2,515,000	2,162,221
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	190,000	123,257
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)	155,000	25,245
FedEx Corp. 4.75%, 11/15/2045	815,000	778,455
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	485,000	507,247
8.25%, 11/15/2026 (a)	500,000	530,975
FirstEnergy Corp. Series C, 4.85%, 7/15/2047	1,415,000	1,567,141
Security Description	Principal Amount	Value
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	$635,000	$593,674
Ford Motor Co. 7.45%, 7/16/2031	295,000	213,126
Foresight Energy LLC/Foresight Energy Finance Corp. 11.50%, 4/1/2023 (a) (d)	510,000	16,065
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	2,950,000	2,706,212
5.45%, 3/15/2043	2,550,000	2,241,450
Front Range BidCo, Inc.:
4.00%, 3/1/2027 (a)	455,000	439,484
6.13%, 3/1/2028 (a)	215,000	204,349
frontdoor, Inc. 6.75%, 8/15/2026 (a)	690,000	661,876
Frontier Communications Corp.:
7.13%, 1/15/2023	285,000	69,845
8.00%, 4/1/2027 (a)	410,000	404,297
8.50%, 4/15/2020	135,000	35,975
8.50%, 4/1/2026 (a)	230,000	213,889
FTS International, Inc. 6.25%, 5/1/2022	320,000	111,491
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a)	500,000	445,080
General Electric Co. Series MTN, 5.88%, 1/14/2038	700,000	812,889
General Motors Co. 3 Month USD LIBOR + 0.80%, 2.54%, 8/7/2020 (b)	645,000	638,660
General Motors Financial Co., Inc.:
3.95%, 4/13/2024	125,000	113,275
3 Month USD LIBOR + 0.99%, 2.89%, 1/5/2023 (b)	2,691,000	2,180,194
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	1,095,000	1,129,547
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	1,543,000	1,629,639
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	535,000	422,682
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	315,000	207,639
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	925,000	582,121
8.75%, 10/1/2025 (a)	150,000	77,420
Goldman Sachs Group, Inc. Series ., 3 Month USD LIBOR + 1.17%, 2.86%, 5/15/2026 (b)	3,545,000	3,281,677

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Gray Television, Inc.:
5.13%, 10/15/2024 (a)	$195,000	$190,823
7.00%, 5/15/2027 (a)	575,000	571,768
Griffon Corp. 5.75%, 3/1/2028 (a)	385,000	361,850
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	225,000	199,379
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	400,000	258,000
Gulfport Energy Corp. 6.38%, 5/15/2025	500,000	121,185
Halliburton Co. 2.92%, 3/1/2030	1,775,000	1,383,151
Hasbro, Inc. 3.50%, 9/15/2027	1,452,000	1,324,485
HCA, Inc.:
3.50%, 9/1/2030	610,000	555,167
5.38%, 9/1/2026	965,000	994,278
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	590,000	416,056
5.63%, 2/15/2026 (a)	455,000	326,367
Hexion, Inc. 7.88%, 7/15/2027 (a)	300,000	255,441
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	450,000	363,361
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	540,000	242,800
Hillman Group, Inc. 6.38%, 7/15/2022 (a)	135,000	104,633
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	295,000	290,572
Home Depot, Inc. 3.90%, 6/15/2047	1,590,000	1,768,986
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	730,000	731,329
Hyundai Capital America 3.00%, 2/10/2027 (a)	2,120,000	1,880,186
IAA, Inc. 5.50%, 6/15/2027 (a)	570,000	551,549
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027	385,000	356,117
6.25%, 5/15/2026	715,000	675,561
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (a)	310,000	271,492
8.38%, 5/1/2027	75,000	65,346
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	265,000	180,860
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	435,000	414,124
Intel Corp. 3.10%, 2/15/2060	895,000	931,579
IRB Holding Corp. 6.75%, 2/15/2026 (a)	745,000	596,954
Security Description	Principal Amount	Value
Iron Mountain, Inc. 4.88%, 9/15/2029 (a)	$230,000	$215,982
iStar, Inc. 4.75%, 10/1/2024	305,000	256,200
JBS Investments II GmbH:
5.75%, 1/15/2028 (a)	2,200,000	2,134,946
7.00%, 1/15/2026 (a)	500,000	500,340
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.50%, 1/15/2030 (a)	190,000	196,019
6.50%, 4/15/2029 (a)	320,000	343,642
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	905,000	809,233
JPMorgan Chase & Co. 3 Month USD LIBOR + 1.10%, 2.10%, 6/7/2021 (b)	1,425,000	1,414,498
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	790,000	763,393
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a)	85,000	71,305
Kinder Morgan, Inc. 4.30%, 3/1/2028	1,435,000	1,420,435
Kraft Heinz Foods Co.:
3.95%, 7/15/2025	585,000	582,625
5.00%, 7/15/2035	430,000	431,234
5.20%, 7/15/2045	1,195,000	1,157,142
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7.00%, 4/15/2025 (a)	450,000	399,213
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	475,000	417,938
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	3,096,000	3,202,781
Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	460,000	459,931
LifePoint Health, Inc. 4.38%, 2/15/2027 (a)	410,000	390,955
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	490,000	431,925
Live Nation Entertainment, Inc. 5.63%, 3/15/2026 (a)	960,000	862,838
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	1,105,000	906,365
M/I Homes, Inc. 4.95%, 2/1/2028 (a)	365,000	309,702
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	620,000	534,229
Match Group, Inc. 5.00%, 12/15/2027 (a)	775,000	738,118

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.75%, 2/1/2027	$735,000	$660,897
MGM Resorts International 5.75%, 6/15/2025	453,000	405,435
Monongahela Power Co. 5.40%, 12/15/2043 (a)	675,000	761,002
Morgan Stanley 3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	3,265,000	3,386,850
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	345,000	100,847
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	860,000	756,757
MPT Operating Partnership L.P./MPT Finance Corp. 5.25%, 8/1/2026	1,060,000	1,052,559
MSCI, Inc. 3.63%, 9/1/2030 (a)	115,000	109,747
Murphy Oil USA, Inc. 4.75%, 9/15/2029	285,000	266,851
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	305,000	103,227
Nationstar Mortgage Holdings, Inc.:
6.00%, 1/15/2027 (a)	65,000	54,554
8.13%, 7/15/2023 (a)	600,000	587,460
Navient Corp.:
5.00%, 3/15/2027	285,000	245,111
6.50%, 6/15/2022	895,000	875,919
NCL Corp., Ltd. 3.63%, 12/15/2024 (a)	615,000	392,844
Netflix, Inc.:
5.38%, 11/15/2029 (a)	240,000	250,920
5.88%, 2/15/2025	410,000	433,456
New York Life Global Funding 2.30%, 6/10/2022 (a)	1,555,000	1,568,171
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	310,000	302,978
NFP Corp. 6.88%, 7/15/2025 (a)	990,000	974,031
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 4/15/2026	250,000	87,045
Novelis Corp. 4.75%, 1/30/2030 (a)	235,000	210,682
NuStar Logistics L.P. 6.00%, 6/1/2026	510,000	377,777
NUVEEN FINANCE LLC 4.13%, 11/1/2024 (a)	3,045,000	2,973,717
Oasis Petroleum, Inc.:
6.25%, 5/1/2026 (a)	330,000	52,199
6.88%, 3/15/2022	500,000	99,365
Security Description	Principal Amount	Value
Occidental Petroleum Corp. 2.70%, 8/15/2022	$295,000	$210,609
Omnicom Group, Inc. 2.45%, 4/30/2030	1,770,000	1,588,451
Oracle Corp. 3.60%, 4/1/2050	1,450,000	1,447,694
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.25%, 2/1/2028 (a)	380,000	330,079
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.:
6.25%, 5/15/2026 (a)	440,000	412,694
8.50%, 5/15/2027 (a)	225,000	196,295
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	750,000	470,625
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/2027 (a)	595,000	419,511
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028 (a)	235,000	157,899
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	388,000	270,114
Penn National Gaming, Inc. 5.63%, 1/15/2027 (a)	795,000	592,474
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	675,000	686,266
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	575,000	533,249
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	307,000	305,809
7.13%, 3/15/2023 (a)	555,000	523,193
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	585,000	588,177
Polaris Intermediate Corp. PIK, 8.50%, 12/1/2022 (a)	200,000	157,930
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	530,000	507,242
5.50%, 12/15/2029 (a)	140,000	145,386
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (a)	330,000	284,849
QEP Resources, Inc. 5.25%, 5/1/2023	755,000	294,269
Radiate Holdco LLC/Radiate Finance, Inc. 6.88%, 2/15/2023 (a)	465,000	419,514
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	455,000	405,710
Resideo Funding, Inc. 6.13%, 11/1/2026 (a)	680,000	593,089
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	255,000	168,144

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Roper Technologies, Inc. 4.20%, 9/15/2028	$1,505,000	$1,614,218
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,485,000	1,309,206
Santander Holdings USA, Inc. 3.40%, 1/18/2023	1,520,000	1,467,758
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	475,000	477,731
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	580,000	509,745
8.25%, 3/15/2026 (a)	225,000	144,099
Scotts Miracle-Gro Co 4.50%, 10/15/2029	440,000	419,052
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	280,000	249,942
Select Medical Corp. 6.25%, 8/15/2026 (a)	860,000	860,808
Silgan Holdings, Inc. 4.13%, 2/1/2028 (a)	235,000	219,318
Sirius XM Radio, Inc. 5.50%, 7/1/2029 (a)	340,000	346,654
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	930,000	796,638
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,620,000	1,492,862
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	370,000	322,625
Springleaf Finance Corp.:
5.38%, 11/15/2029	250,000	228,963
6.63%, 1/15/2028	125,000	117,991
7.13%, 3/15/2026	324,000	315,913
Sprint Capital Corp. 6.88%, 11/15/2028	1,270,000	1,449,743
Sprint Corp.:
7.13%, 6/15/2024	1,355,000	1,485,866
7.25%, 2/1/2028 (a)	235,000	235,000
Staples, Inc.:
7.50%, 4/15/2026 (a)	330,000	291,390
10.75%, 4/15/2027 (a)	150,000	115,128
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	285,000	297,683
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	880,000	661,989
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027	300,000	257,886
Series WI, 5.50%, 2/15/2026	570,000	493,124
Sysco Corp.:
3.25%, 7/15/2027	925,000	844,284
3.30%, 2/15/2050	960,000	691,046
Talen Energy Supply LLC 6.63%, 1/15/2028 (a)	335,000	283,584
Security Description	Principal Amount	Value
Tapstone Energy LLC/Tapstone Energy Finance Corp. 9.75%, 6/1/2022 (a) (d)	$225,000	$1,946
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.50%, 3/1/2030 (a)	255,000	196,350
5.88%, 4/15/2026	615,000	510,407
6.50%, 7/15/2027	200,000	170,696
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	610,000	565,726
Tempur Sealy International, Inc. 5.50%, 6/15/2026	937,000	831,138
Tenet Healthcare Corp.:
4.88%, 1/1/2026 (a)	545,000	520,006
5.13%, 11/1/2027 (a)	230,000	220,087
6.25%, 2/1/2027 (a)	610,000	594,677
7.00%, 8/1/2025	560,000	487,446
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	155,000	130,975
TransDigm, Inc.:
5.50%, 11/15/2027 (a)	360,000	323,532
6.25%, 3/15/2026 (a)	675,000	672,617
6.38%, 6/15/2026	430,000	412,262
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	183,700	147,447
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	900,000	720,972
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	350,000	283,287
Transocean, Inc. 8.00%, 2/1/2027 (a)	310,000	147,098
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (a)	410,000	330,854
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	160,000	142,422
7.75%, 8/15/2025	402,000	282,337
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027 (a)	670,000	508,336
Uber Technologies, Inc.:
7.50%, 9/15/2027 (a)	210,000	207,299
8.00%, 11/1/2026 (a)	385,000	384,734
Union Pacific Corp. 4.30%, 3/1/2049	1,590,000	1,800,786
United Rentals North America, Inc.:
4.00%, 7/15/2030	360,000	316,800
5.25%, 1/15/2030	70,000	69,957
6.50%, 12/15/2026	360,000	365,922
Univision Communications, Inc. 5.13%, 5/15/2023 (a)	185,000	162,038
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	895,000	567,448

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	$760,000	$759,552
VICI Properties L.P./VICI Note Co., Inc.:
3.75%, 2/15/2027 (a)	70,000	65,965
4.13%, 8/15/2030 (a)	80,000	75,486
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	1,040,000	622,201
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	175,000	35,989
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	365,000	304,801
Vizient, Inc. 6.25%, 5/15/2027 (a)	380,000	376,014
Waste Management, Inc. 3.45%, 6/15/2029	1,620,000	1,705,617
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	375,000	348,184
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	14,000	8,387
Wells Fargo & Co.:
3.07%, 1/24/2023	1,535,000	1,554,525
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	1,585,000	1,651,570
Welltower, Inc. 4.13%, 3/15/2029	3,325,000	3,397,751
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	495,000	431,769
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	215,000	79,705
Whiting Petroleum Corp. 6.63%, 1/15/2026	750,000	50,828
William Carter Co. 5.63%, 3/15/2027 (a)	485,000	468,719
Williams Cos., Inc. 3.75%, 6/15/2027	1,510,000	1,400,268
Willis North America, Inc. 3.88%, 9/15/2049	1,940,000	1,973,155
Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	370,000	297,883
WPX Energy, Inc.:
4.50%, 1/15/2030	470,000	254,740
5.25%, 10/15/2027	435,000	238,698
WRKCo, Inc. 3.75%, 3/15/2025	1,460,000	1,469,154
Yum! Brands, Inc.:
4.75%, 1/15/2030 (a)	375,000	352,410
7.75%, 4/1/2025 (a) (e)	170,000	179,668
		228,622,684
TOTAL CORPORATE BONDS & NOTES (Cost $482,964,168)		432,244,226
Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 2.1%
Aaset Trust Series 2019-2, Class A, 3.38%, 10/16/2039 (a)	$1,928,701	$1,457,760
AccessLex Institute Series 2004-2, Class A3, 3 Month USD LIBOR + 0.19%, 1.98%, 10/25/2024 (b)	1,183,573	1,162,458
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, 1 Month USD LIBOR + 0.17%, 1.12%, 1/25/2037 (b)	26,632,382	15,850,202
Ajax Mortgage Loan Trust Series 2017-C, Class A, 3.75%, 7/25/2060 (a) (f)	5,602,908	5,586,724
CLI Funding VI LLC Series 2019-1A, Class A, 3.71%, 5/18/2044 (a)	1,378,160	1,128,255
CLNC, Ltd. Series 2019-FL1, Class A, 1 Month USD LIBOR + 1.25%, 2.00%, 8/20/2035 (a) (b)	3,527,000	3,188,475
DT Auto Owner Trust Series 2019-2A, Class A, 2.85%, 9/15/2022 (a)	673,811	670,311
GAIA Aviation, Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a) (f)	1,713,048	1,197,418
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,491,998	1,286,645
JOL Air, Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	2,733,215	2,013,777
LoanCore Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 2.20%, 5/15/2036 (a) (b)	3,382,000	2,889,432
Marlette Funding Trust Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	1,133,432	1,107,576
Navient Private Education Refi Loan Trust Series 2019-CA, Class A1, 2.82%, 2/15/2068 (a)	708,911	702,999
Pretium Mortgage Credit Partners I LLC Series 2019-NPL2, Class A1, 3.84%, 12/25/2058 (a) (f)	4,870,756	4,223,054
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	1,500,000	970,201
START Ireland Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	928,571	649,503

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Structured Asset Investment Loan Trust Series 2006-BNC2, Class A5, 1 Month USD LIBOR + 0.16%, 1.11%, 5/25/2036 (b)	$2,835,883	$2,560,558
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 1.12%, 12/25/2036 (b)	1,863,620	1,623,004
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	1,390,000	1,215,164
TRTX Issuer, Ltd. Series 2019-FL3, Class AS, 1 Month USD LIBOR + 1.45%, 2.25%, 9/15/2034 (a) (b)	3,527,000	2,875,969
Upstart Securitization Trust Series 2020-1, Class A, ABS, 2.32%, 4/22/2030 (a)	2,000,000	1,898,526
Vericrest Opportunity Loan Trust Series 2020-NPL5, Class A1A, ABS, 2.98%, 3/25/2050 (a) (f)	832,027	735,714
VOLT LXXX LLC Series 2019-NPL6, Class A1A, ABS, 3.23%, 10/25/2049 (a) (f)	2,476,660	2,267,098
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, ABS, 3.23%, 1/25/2050 (a) (f)	6,400,035	5,638,212
TOTAL ASSET-BACKED SECURITIES (Cost $75,453,911)		62,899,035
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
BRAZIL — 0.0% (c)
Itau Unibanco Holding SA Series REGS, 5 Year CMT + 3.98%, 6.13%, 12/12/2022 (b)	1,300,000	1,212,029
COLOMBIA — 0.1%
Colombia Government International Bond 2.63%, 3/15/2023	2,400,000	2,334,336
DOMINICAN REPUBLIC — 0.1%
Dominican Republic International Bond:
Series 144A, 4.50%, 1/30/2030 (a)	1,700,000	1,470,466
Series 144A, 6.40%, 6/5/2049 (a)	1,000,000	871,290
		2,341,756
LUXEMBOURG — 0.0% (c)
Adecoagro SA Series REGS, 6.00%, 9/21/2027	150,000	117,784
Security Description	Principal Amount	Value
MEXICO — 0.1%
Banco Nacional de Costa Rica Series REGS, 5 year CMT + 3.00%, 3.80%, 8/11/2026 (b)	$2,000,000	$1,820,520
PANAMA — 0.1%
Panama Government International Bond 4.00%, 9/22/2024	4,000,000	4,173,480
THAILAND — 0.0% (c)
Export Import Bank of Thailand Series EMTN, 3 Month USD LIBOR + 0.90%, 2.59%, 11/20/2023 (b)	420,000	395,443
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $13,043,842)		12,395,348
	Shares
COMMON STOCKS — 0.0% (c)
UNITED STATES — 0.0% (c)
Weatherford International PLC (g)	2,071	12,322
TOTAL COMMON STOCKS (Cost $47,619)		12,322
	Principal Amount
SENIOR FLOATING RATE LOANS — 2.7%
ADVERTISING SERVICES — 0.0% (c)
Terrier Media Buyer, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.25%, 5.70%, 12/17/2026 (h)	463,838	420,933
AEROSPACE & DEFENSE — 0.1%
TransDigm, Inc. Senior Secured 2020 Term Loan E, 1 Month USD LIBOR + 2.25%, 3.24%, 5/30/2025	1,134,755	1,045,863
WP CPP Holdings, LLC Senior Secured 2018 Term Loan, 3 Month USD LIBOR + 3.75%, 5.53%, 4/30/2025	683,270	520,994
		1,566,857

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

	Principal Amount	Value
AIRLINES — 0.0% (c)
American Airlines, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 1.75%, 2.69%, 1/29/2027	$145,000	$120,441
AUTO COMPONENTS — 0.0% (c)
Mavis Tire Express Services Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.70%, 3/20/2025	520,686	422,407
Panther BF Aggregator 2 L.P. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.50%, 4.44%, 4/30/2026	284,464	261,707
		684,114
BROADCAST SERV/PROGRAM — 0.1%
E.W. Scripps Company (The) Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 2.50%, 3.49%, 5/1/2026	1,226,917	1,171,706
BUILDING PRODUCTS — 0.0% (c)
NCI Building Systems, Inc. Senior Secured 2018 Term Loan, 4/12/2025	180,404	154,696
CAPITAL MARKETS — 0.0% (c)
Deerfield Dakota Holding LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 2/13/2025	285,243	281,677
CASINO SERVICES — 0.0% (c)
Stars Group Holdings B.V. Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 3.50%, 4.95%, 7/10/2025	654,637	630,906
CHEMICALS — 0.1%
Avantor Funding, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.25%, 3.25%, 11/21/2024	159,034	151,480
Diamond (BC) B.V. Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.00%, 4.78%, 9/6/2024	583,508	445,412
	Principal Amount	Value
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 3.95%, 3/1/2026	$142,528	$127,563
Solenis Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 5.61%, 6/26/2025	640,000	516,269
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.00%, 3.86%, 10/1/2025	174,455	158,318
		1,399,042
COMMERCIAL SERVICES — 0.0% (c)
Wand NewCo 3, Inc. Senior Secured 2020 Term Loan, 6 Month USD LIBOR + 3.00%, 4.07%, 2/5/2026	747,412	676,408
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Allied Universal Holdco LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.25%, 5.24%, 7/10/2026	1,022,437	950,867
Aramark Services, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 1.75%, 2.74%, 1/15/2027	315,000	294,525
Asurion LLC:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 7.49%, 8/4/2025	410,000	380,019
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3.00%, 3.99%, 11/3/2023	2,866	2,765
Dealer Tire, LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 4.25%, 5.24%, 12/12/2025	44,888	37,331
Emerald TopCo, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 4.49%, 7/24/2026	827,084	767,121
Prime Security Services Borrower LLC Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 3.25%, 4.61%, 9/23/2026	513,048	466,104

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

	Principal Amount	Value
Refinitiv US Holdings, Inc. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.25%, 4.24%, 10/1/2025	$2,079,735	$2,007,807
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 5.49%, 8/27/2025	1,226,826	1,165,485
		6,072,024
COMMUNICATIONS EQUIPMENT — 0.0% (c)
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.95%, 12/15/2024	527,476	454,948
COMPUTER SERVICES — 0.0% (c)
Tempo Acquisition LLC Senior Secured Term Loan, 1 Month USD LIBOR + 2.75%, 3.74%, 5/1/2024 (h)	1,240,000	1,125,920
CONSTRUCTION & ENGINEERING — 0.0% (c)
Brand Energy & Infrastructure Services, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.25%, 5.70%, 6/21/2024	184,526	149,667
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 3 Month USD LIBOR + 3.50%, 4.95%, 4/6/2026	259,387	210,428
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 3.50%, 4.95%, 4/6/2026	482,461	391,396
		751,491
CONSTRUCTION MATERIALS — 0.0% (c)
Forterra Finance, LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.00%, 10/25/2023	227,355	190,220
CONSULTING SERVICES — 0.0% (c)
Deerfield Dakota Holding, LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 3/5/2027 (h)	765,000	657,900
	Principal Amount	Value
CONSUMER FINANCE — 0.0% (c)
Amentum Government Services Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 4.99%, 2/1/2027	$140,000	$130,900
CONTAINERS & PACKAGING — 0.0% (c)
Reynolds Consumer Products LLC Senior Secured Term Loan, 3 Month USD LIBOR + 1.75%, 3.50%, 2/4/2027	275,000	261,112
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 3.74%, 2/5/2023	561,623	534,946
		796,058
CONTAINERS-PAPER/PLASTIC — 0.0% (c)
Flex Acquisition Company, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.91%, 12/29/2023	545,000	501,400
DIVERSIFIED CONSUMER SERVICES — 0.1%
Ascend Learning LLC , 7/12/2024	1,231,841	1,117,896
Mister Car Wash Holdings, Inc.:
Senior Secured 2019 Delayed Draw Term Loan, 1 Month USD LIBOR + 3.25%, 3.86%, 5/14/2026	5,562	4,668
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.86%, 5/14/2026	458,284	384,630
		1,507,194
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Edelman Financial Center LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.18%, 7/21/2025	395,000	340,194
Trans Union LLC Senior Secured 2019 Term Loan B5, 11/16/2026	203,417	196,094
UFC Holdings LLC Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 3.25%, 4.25%, 4/29/2026	1,407,769	1,254,674
		1,790,962

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

	Principal Amount	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Intelsat Jackson Holdings S.A. Senior Secured 2017 Term Loan B3, 6 Month USD LIBOR + 3.75%, 5.68%, 11/27/2023	$1,237,174	$1,146,706
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 2.74%, 3/1/2027	957,531	903,071
Sprint Communications, Inc. Senior Secured 1st Lien Term Loan B, 1 Month USD LIBOR + 2.50%, 3.50%, 2/2/2024	1,235,336	1,230,703
Telesat Canada Senior Secured Term Loan B5, 1 Month USD LIBOR + 2.75%, 3.74%, 12/7/2026	219,450	210,672
		3,491,152
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (c)
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.50%, 2/12/2025	325,302	284,639
ENTERTAINMENT — 0.0% (c)
NASCAR Holdings, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 3.67%, 10/19/2026	339,702	302,335
FINANCE-OTHER SERVICES — 0.0% (c)
RPI Intermediate Finance Trust:
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 1.75%, 2.74%, 2/11/2027	380,188	356,901
Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 1.75%, 2.74%, 2/11/2027	384,037	359,075
		715,976
FOOD & STAPLES RETAILING — 0.0% (c)
United Natural Foods, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 5.24%, 10/22/2025	204,484	177,134
	Principal Amount	Value
FOOD PRODUCTS — 0.1%
JBS USA Lux S.A. Senior Secured 2019 Term Loan B, 6 Month USD LIBOR + 2.00%, 3.07%, 5/1/2026	$1,404,863	$1,325,587
FOOD-MISC/DIVERSIFIED — 0.0% (c)
Froneri International Ltd. Senior Secured 2020 USD Term Loan, 1 Month USD LIBOR + 2.25%, 3.24%, 1/29/2027	430,000	412,800
Hearthside Food Solutions, LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.69%, 4.68%, 5/23/2025	353,632	299,998
		712,798
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Air Methods Corporation Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.95%, 4/22/2024	398,975	285,045
Athenahealth, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.50%, 5.28%, 2/11/2026	1,234,760	1,160,675
Auris Luxembourg III S.a.r.l. Senior Secured 2019 USD Term Loan B2, 1 Month USD LIBOR + 3.75%, 4.74%, 2/27/2026	547,543	420,239
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 3 Month USD LIBOR + 3.00%, 4.45%, 6/7/2023	700,481	631,599
Elanco Animal Health, Inc. Senior Secured Term Loan B, 2/4/2027 (h)	345,000	330,338
Envision Healthcare Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 4.74%, 10/10/2025	332,995	178,430
Global Medical Response, Inc. Senior Secured 2018 Term Loan B1, 2 Month USD LIBOR + 3.25%, 4.93%, 4/28/2022	433,890	405,688
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 2.75%, 4.20%, 6/7/2023	710,000	639,000

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

	Principal Amount	Value
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 4.74%, 11/17/2025	$308,200	$287,783
Sotera Health Holdings, LLC Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 4.50%, 5.50%, 12/11/2026	825,000	728,838
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 3.75%, 2/6/2024	174,550	112,585
Zelis Healthcare Corporation Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75%, 5.74%, 9/30/2026	104,738	97,406
		5,277,626
HOTELS, RESTAURANTS & LEISURE — 0.1%
Alterra Mountain Company Senior Secured Term Loan B1, 1 Month USD LIBOR + 2.75%, 3.74%, 7/31/2024	997,279	912,511
Caesars Entertainment Operating Company Senior Secured Exit Term Loan, 1 Month USD LIBOR + 2.00%, 2.99%, 10/7/2024	594,570	490,520
Caesars Resort Collection LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 3.74%, 12/23/2024	1,134,199	930,043
ClubCorp Holdings, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 4.20%, 9/18/2024	225,644	144,525
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 3 Month USD LIBOR + 2.50%, 3.70%, 10/4/2023	335,818	263,617
Life Time Fitness, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 4.36%, 6/10/2022	598,332	450,245
Penn National Gaming, Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 2.25%, 3.24%, 10/15/2025	232,644	178,450
	Principal Amount	Value
Travelport Finance (Luxembourg) S.a.r.l. Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 5.00%, 6.07%, 5/29/2026	$228,850	$150,125
		3,520,036
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
Calpine Corporation:
Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.00%, 2.99%, 8/12/2026	79,600	76,018
Senior Secured Term Loan B9, 1 Month USD LIBOR + 2.25%, 3.24%, 4/5/2026	985,283	943,409
		1,019,427
INSURANCE — 0.1%
Acrisure, LLC Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.50%, 5.21%, 2/15/2027	843,857	755,252
AssuredPartners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.49%, 2/12/2027	1,227,057	1,082,878
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.24%, 12/31/2025	843,219	754,331
		2,592,461
INTERACTIVE MEDIA & SERVICES — 0.0% (c)
GTT Communications, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 3.74%, 5/31/2025	216,790	157,715
ION Trading Technologies S.a.r.l. Senior Secured USD Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 5.07%, 11/21/2024	148,021	123,351
		281,066
INTERNET & CATALOG RETAIL — 0.0% (c)
PUG LLC Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 4.49%, 1/29/2027	104,737	91,122
Uber Technologies, Inc. , 4/4/2025	580,000	486,576
		577,698

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

	Principal Amount	Value
IT SERVICES — 0.1%
Blackhawk Network Holdings, Inc Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.99%, 6/15/2025	$706,668	$585,019
Flexential Intermediate Corporation Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.95%, 8/1/2024	209,463	150,551
Science Applications International Corporation Senior Secured 2020 Incremental Term Loan B, 1 Month USD LIBOR + 2.25%, 3.24%, 3/5/2027	450,000	426,375
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 4.75%, 2/1/2023	861,310	703,906
VS Buyer LLC Senior Secured Term Loan B, 2/28/2027	1,035,000	998,775
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.95%, 10/10/2025	288,695	239,617
		3,104,243
LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Parexel International Corporation Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 3.74%, 9/27/2024	712,297	615,246
MACHINERY — 0.1%
Filtration Group Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.99%, 3/29/2025	1,395,475	1,233,251
Ingersoll-Rand Services Company Senior Secured 2020 USD Spinco Term Loan, 1 Month USD LIBOR + 1.75%, 2.74%, 3/1/2027	240,000	227,100
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 4.45%, 3/28/2025	291,411	242,515
		1,702,866
	Principal Amount	Value
MACHINERY-CONSTRUCTION & MINING — 0.0% (c)
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 4.49%, 8/21/2026	$69,650	$59,202
MEDIA — 0.2%
CSC Holdings LLC Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 2.50%, 3.11%, 4/15/2027	1,411,382	1,366,683
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 2.75%, 4.33%, 9/18/2026	1,186,372	1,118,749
Radiate Holdco LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.99%, 2/1/2024	773,012	722,766
Rentpath, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.75%, 7.00%, 12/17/2021	361,691	277,100
Sinclair Television Group Inc. Senior Secured Term Loan B2B, 1 Month USD LIBOR + 2.50%, 3.21%, 9/30/2026	278,600	266,063
Virgin Media Bristol LLC Senior Secured USD Term Loan N, 1 Month USD LIBOR + 2.50%, 3.20%, 1/31/2028	1,348,421	1,257,403
		5,008,764
METAL-DIVERSIFIED — 0.0% (c)
Covia Holdings Corporation Senior Secured Term Loan, 3 Month USD LIBOR + 4.00%, 5.87%, 6/1/2025	169,473	80,214
METALS & MINING — 0.0% (c)
Aleris International, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.75%, 5.74%, 2/27/2023	702,870	636,976
MRI/MEDICAL DIAG IMAGING — 0.0% (c)
IQVIA Inc. Senior Secured 2018 USD Term Loan B3, 3 Month USD LIBOR + 1.75%, 3.20%, 6/11/2025	455,365	439,427

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

	Principal Amount	Value
Radiology Partners, Inc. Senior Secured 2018 1st Lien Term Loan B, 3 Month USD LIBOR + 4.75%, 5.98%, 7/9/2025	$573,810	$480,853
		920,280
OIL REFINING & MARKETING — 0.0% (c)
Gulf Finance, LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.25%, 6.84%, 8/25/2023	348,677	181,661
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
EG America LLC Senior Secured 2018 USD Term Loan, 6 Month USD LIBOR + 4.00%, 5.07%, 2/7/2025	180,337	134,171
PHARMACEUTICALS — 0.1%
Bausch Health Companies Inc.:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.61%, 6/2/2025	412,500	394,798
Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 3.36%, 11/27/2025	981,750	937,571
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 Week USD LIBOR + 2.00%, 2.68%, 11/15/2027	24,937	23,794
		1,356,163
PIPELINES — 0.1%
Blackstone CQP Holdco L.P. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 4.62%, 9/30/2024	573,555	457,984
Buckeye Partners, L.P. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.27%, 11/1/2026	485,000	448,868
Lower Cadence Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 4.99%, 5/22/2026	701,732	428,056
		1,334,908
PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 4.00%, 4.96%, 2/6/2026 (h)	1,240,000	1,126,850
	Principal Amount	Value
PUBLISHING-BOOKS — 0.0% (c)
Getty Images, Inc. Senior Secured 2019 USD Term Loan B, 1 Month USD LIBOR + 4.50%, 5.50%, 2/19/2026	$241,764	$196,433
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Forest City Enterprises, L.P. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.49%, 12/8/2025	700,162	609,141
VICI Properties 1 LLC Senior Secured Replacement Term Loan B, 1 Month USD LIBOR + 1.75%, 2.67%, 12/20/2024	1,423,068	1,324,343
		1,933,484
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Bright Bidco B.V. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.95%, 6/30/2024	254,705	96,470
RETAIL-RESTAURANTS — 0.0% (c)
IRB Holding Corp Senior Secured 2020 Term Loan B, 1 Week USD LIBOR + 2.75%, 3.75%, 2/5/2025	733,998	574,698
Whatabrands LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.75%, 3.77%, 8/2/2026	308,452	258,554
		833,252
ROAD & RAIL — 0.0% (c)
Genesee & Wyoming Inc. (New) Senior Secured Term Loan, 3 Month USD LIBOR + 1.10%, 3.45%, 12/30/2026	515,000	496,978
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (c)
ON Semiconductor Corporation Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 2.99%, 9/19/2026	233,825	221,257
SOFTWARE — 0.5%
Almonde, Inc.:

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

	Principal Amount	Value
Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 5.28%, 6/13/2024	$1,058,342	$914,582
Senior Secured USD 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25%, 9.03%, 6/13/2025	145,000	111,360
Camelot U.S. Acquisition 1 Co. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 4.24%, 10/31/2026	1,241,887	1,186,003
Castle US Holding Corp. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.75%, 5.20%, 1/29/2027	1,280,000	1,043,206
Cengage Learning, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 4.25%, 5.25%, 6/7/2023	603,433	494,815
Greeneden U.S. Holdings II, LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 4.24%, 12/1/2023	1,237,352	1,169,298
Hyland Software, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.24%, 7/1/2024	1,232,765	1,157,258
Informatica LLC Senior Secured 2020 USD Term Loan B, 4.24%, 2/25/2027	205,000	179,717
Kronos, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 4.76%, 11/1/2023	1,022,159	941,823
Mitchell International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.24%, 11/29/2024	1,081,328	908,315
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 6 Month USD LIBOR + 3.50%, 5.38%, 4/26/2024	718,154	653,520
Severin Acquisition, LLC Senior Secured 2018 Term Loan B, 8/1/2025	1,050,000	922,252
Solera, LLC Senior Secured USD Term Loan B, 3 Month USD LIBOR + 2.75%, 4.36%, 3/3/2023	1,424,667	1,346,311
Sophia L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 4.70%, 9/30/2022	1,233,354	1,184,020
	Principal Amount	Value
Surf Holdings LLC Senior Secured USD Term Loan, 3/5/2027	$1,040,000	$933,400
Tibco Software Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.75%, 4.74%, 6/30/2026	1,039,712	987,726
Ultimate Software Group, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 4.74%, 5/4/2026	1,417,875	1,335,163
Vertafore, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.24%, 7/2/2025	440,922	393,348
		15,862,117
TELECOM SERVICES — 0.0% (c)
Connect Finco Sarl Senior Secured Term Loan B, 1 Month USD LIBOR + 4.50%, 5.50%, 12/11/2026	175,000	141,094
TELECOMMUNICATION EQUIP — 0.0% (c)
Altice France S.A. Senior Secured 2018 Term Loan B13, 1 Month USD LIBOR + 4.00%, 4.70%, 8/14/2026	765,000	732,487
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 6.02%, 11/30/2025	181,433	129,725
		862,212
TELEVISION — 0.1%
Gray Television, Inc. Senior Secured 2018 Term Loan C, 1 Month USD LIBOR + 2.50%, 4.02%, 1/2/2026	1,209,581	1,138,216
THRIFTS & MORTGAGE FINANCE — 0.0% (c)
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.78%, 11/1/2024	835,000	724,362
TRADING COMPANIES & DISTRIBUTORS — 0.0% (c)
HD Supply, Inc. Senior Secured Term Loan B5, 1 Month USD LIBOR + 1.75%, 2.74%, 10/17/2023	341,533	322,180

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

	Principal Amount	Value
TRANSPORT-AIR FREIGHT — 0.0% (c)
Kestrel Bidco, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 4.00%, 12/11/2026	$638,400	$502,207
TOTAL SENIOR FLOATING RATE LOANS (Cost $90,146,895)		80,955,538
U.S. GOVERNMENT AGENCY OBLIGATIONS — 47.4%
Federal Home Loan Mortgage Corp.:
2.50%, 4/1/2033	2,696,995	2,803,806
2.50%, 2/1/2035	7,190,802	7,461,196
2.50%, 11/1/2039	17,589,443	18,312,591
3.00%, 11/1/2042	14,223,958	15,082,974
3.00%, 12/1/2042	12,578,447	13,232,191
3.00%, 1/1/2045	2,240,830	2,369,037
3.00%, 2/1/2045	1,565,902	1,650,843
3.00%, 3/1/2045	1,659,766	1,749,799
3.00%, 4/1/2045	34,514,240	36,456,685
3.00%, 5/1/2045	5,885,426	6,204,677
3.00%, 8/1/2045	15,931,845	16,796,057
3.00%, 7/1/2047	5,460,679	5,744,489
3.50%, 2/1/2045	2,690,531	2,868,620
3.50%, 4/1/2045	25,962,205	27,672,454
3.50%, 6/1/2045	12,013,176	12,809,095
3.50%, 10/1/2045	14,010,627	14,939,729
3.50%, 2/1/2046	12,935,301	13,757,642
4.00%, 4/1/2047	28,992,650	31,041,709
4.00%, 7/1/2047	9,246,007	9,890,387
4.00%, 10/1/2047	19,114,434	20,446,572
4.50%, 6/1/2044	1,748,800	1,904,033
Series 326, Class 300, CMO, 3.00%, 3/15/2044	27,318,896	29,482,095
Series 358, Class 300, CMO, 3.00%, 10/15/2047	28,593,558	31,057,921
Series 3822, Class ZG, CMO, REMIC, 4.00%, 2/15/2041	3,939,297	4,487,745
Series 3852, Class NS, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 5.30%, 5/15/2041 (b)	9,136,736	1,065,279
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	8,667,013	9,257,519
Series 3935, Class SJ, CMO, IO, REMIC, 6.65% - 1 Month USD LIBOR 5.95%, 5/15/2041 (b)	1,744,114	198,329
Series 4120, Class KA, CMO, REMIC, 1.75%, 10/15/2032	12,752,428	12,910,591
	Principal Amount	Value
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	$16,560,499	$17,088,974
Series 4215, Class KC, CMO, REMIC, 2.25%, 3/15/2038	4,860,223	4,884,798
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	30,146,782	33,776,571
Series 4434, Class LZ, CMO, REMIC, 3.00%, 2/15/2045	3,493,562	3,688,477
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	12,809,729	13,540,884
Series 4447, Class A, CMO, REMIC, 3.00%, 6/15/2041	1,450,107	1,490,408
Series 4447, Class Z, CMO, REMIC, 3.00%, 3/15/2045	4,228,023	4,473,025
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	5,177,421	5,385,279
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	8,118,305	8,455,830
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	12,552,739	14,354,564
Series 4481, Class B, CMO, REMIC, 3.00%, 12/15/2042	5,391,259	5,613,987
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	10,181,581	10,605,187
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	9,250,735	9,380,613
Series 4491, Class B, CMO, REMIC, 3.00%, 8/15/2040	8,893,556	9,180,516
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	8,944,664	9,765,879
Series 4499, Class AB, CMO, REMIC, 3.00%, 6/15/2042	10,630,100	11,062,486
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	10,653,971	11,096,233
Series 4511, Class QA, CMO, REMIC, 3.00%, 1/15/2041	7,345,363	7,587,291
Series 4511, Class QC, CMO, REMIC, 3.00%, 12/15/2040	7,007,617	7,227,166

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

	Principal Amount	Value
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	$7,724,641	$8,157,683
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	14,309,930	14,831,528
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	11,053,416	11,695,504
Series 4629, Class KA, CMO, REMIC, 3.00%, 3/15/2045	34,297,810	35,717,464
Series 4750, Class PA, 3.00%, 7/15/2046	17,932,028	18,638,630
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	17,698,913	18,346,803
Series 4951, Class EA, CMO, 2.50%, 9/15/2044	11,556,027	11,932,922
Federal National Mortgage Association:
2.22%, 12/1/2029	5,400,000	5,597,947
2.29%, 10/1/2031	3,508,000	3,622,600
2.32%, 12/1/2029	7,600,000	7,942,241
2.41%, 10/1/2029	25,000,000	26,341,608
2.44%, 1/1/2032	16,600,000	17,260,529
2.50%, 2/1/2035	3,151,505	3,270,010
2.50%, 12/1/2039	10,615,517	11,051,948
2.50%, 9/1/2046	4,356,674	4,508,968
2.50%, 2/1/2047	11,959,875	12,487,351
2.69%, 8/1/2030	24,417,853	26,230,591
1.67% - 1 Month USD LIBOR 2.71%, 5/1/2044 (b)	12,216,232	12,519,498
2.80%, 11/1/2039	10,034,000	10,494,232
3.00%, 5/1/2035	7,851,892	8,276,892
3.00%, 10/1/2041	26,308,501	27,676,873
3.00%, 3/1/2043	4,494,411	4,759,036
3.00%, 7/1/2043	7,678,927	8,039,737
3.00%, 1/1/2045	1,629,286	1,701,544
3.00%, 3/1/2045	2,361,128	2,488,493
3.00%, 4/1/2045	9,372,115	9,764,948
3.00%, 7/1/2045	27,657,498	29,285,934
3.00%, 10/1/2046	7,232,599	7,608,785
3.00%, 2/1/2047	23,197,887	24,404,468
3.00%, 11/1/2048	14,175,388	14,912,686
3.00%, 10/1/2049	7,561,688	7,918,029
3.00%, 4/1/2053	15,709,805	16,839,350
3.50%, 9/1/2034	2,046,055	2,175,618
3.50%, 12/1/2034	1,827,223	1,942,928
3.50%, 2/1/2035	1,174,595	1,248,975
3.50%, 1/1/2045	12,135,708	12,933,818
3.50%, 2/1/2045	3,745,799	3,992,144
3.50%, 6/1/2045	11,198,884	11,937,399
4.50%, 3/1/2044	1,968,029	2,142,189
4.50%, 6/1/2044	1,048,686	1,141,488
4.50%, 7/1/2044	865,840	942,462
	Principal Amount	Value
4.50%, 2/1/2045	$1,213,329	$1,320,702
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	2,320,973	2,465,565
Series 2011-51, Class CI, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 5.05%, 6/25/2041 (b)	5,828,836	886,127
Series 2012-101, Class AP, CMO, REMIC, 2.00%, 8/25/2040	5,351,809	5,396,895
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	3,165,965	3,308,588
Series 2012-151, Class SB, CMO, REMIC, 6.00% - 1 Month USD LIBOR 3.63%, 1/25/2043 (b)	1,248,324	1,169,834
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	17,297,455	18,240,634
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	3,844,437	3,864,211
Series 2013-30, Class PS, CMO, REMIC, 6.00% - 1 Month USD LIBOR 3.63%, 4/25/2043 (b)	1,718,187	1,783,636
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	6,611,011	6,848,302
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	9,504,128	10,122,951
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	6,328,703	6,587,532
Series 2015-9, Class HA, CMO, REMIC, 3.00%, 1/25/2045	8,893,339	9,434,128
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	10,421,145	10,877,585
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	4,882,724	5,156,145
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	10,318,935	10,809,946
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	16,609,734	17,620,817
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	22,223,945	23,371,291
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	9,058,501	9,349,646

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

	Principal Amount	Value
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	$28,500,058	$30,144,047
Series 2017-13, Class CA, CMO, REMIC, 2.50%, 10/25/2043	16,212,336	16,629,486
Series 2017-15, Class MA, CMO, REMIC, 3.00%, 2/25/2042	13,070,902	13,471,500
Series 2017-18, Class A, CMO, REMIC, 3.00%, 8/25/2042	33,856,310	35,498,418
Series 2017-32, Class CA, CMO, REMIC, 3.00%, 10/25/2042	31,504,980	32,433,567
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	25,139,696	26,388,165
Series 2017-9, Class EA, CMO, REMIC, 3.00%, 10/25/2042	52,080,399	55,224,795
Series 2018-27, Class JA, CMO, REMIC, 3.00%, 12/25/2047	12,041,901	12,503,333
Series 2018-38, Class JB, CMO, REMIC, 3.00%, 6/25/2048	9,690,945	10,105,215
Series 2018-M10, Class A1, 3.38%, 7/25/2028 (b)	19,868,931	21,524,478
Government National Mortgage Association:
Series 2013-169, Class SE, CMO, IO, REMIC, 6.05% - 1 Month USD LIBOR 5.35%, 11/16/2043 (b)	2,095,493	374,569
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	9,053,732	9,307,660
Series 2014-43, Class PS, CMO, IO, REMIC, 6.18% - 1 Month USD LIBOR 5.41%, 7/20/2042 (b)	5,678,198	622,315
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,363,144,686)		1,415,936,169
U.S. TREASURY OBLIGATIONS — 23.0%
Treasury Inflation Protected Indexed Notes 0.63%, 4/15/2023	29,076,320	29,263,371
U. S. Treasury Notes:
1.63%, 5/15/2026	113,200,000	120,628,750
2.13%, 2/29/2024	81,100,000	86,637,609
2.13%, 7/31/2024	103,800,000	111,536,344
2.25%, 11/15/2025	123,900,000	135,960,891
2.38%, 1/31/2023	29,800,000	31,539,110
2.38%, 5/15/2029	43,100,000	49,517,859
	Principal Amount	Value
2.63%, 2/15/2029	$18,500,000	$21,590,078
2.88%, 8/15/2028	18,900,000	22,313,812
3.13%, 11/15/2028	8,800,000	10,610,875
U.S. Treasury Bill:
0.00%, 8/6/2020	20,600,000	20,593,805
0.04%, 7/2/2020 (e)	35,900,000	35,890,825
U.S. Treasury Bond 2.00%, 2/15/2050	11,000,000	12,742,814
TOTAL U.S. TREASURY OBLIGATIONS (Cost $637,570,262)		688,826,143
MORTGAGE-BACKED SECURITIES — 4.3%
Alternative Loan Trust:
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	5,578,779	3,862,462
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	3,634,863	2,309,795
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	3,264,134	2,038,658
Angel Oak Mortgage Trust I Series 2018-1, Class A1, 3.26%, 4/27/2048 (a) (b)	3,713,119	3,640,098
Banc of America Alternative Loan Trust Series 2005-9, Class 1CB2, CMO, 5.50%, 10/25/2035	3,764,257	3,138,824
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 5.83%, 10/25/2036 (f)	3,203,905	2,400,021
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	5,023,348	3,492,603
BANK Series 2017-BNK6, Class XA, IO, 0.84%, 7/15/2060 (b)	54,017,334	2,403,492
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20% 1.90%, 8/15/2036 (a) (b)	863,000	720,566
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70% 2.40%, 8/15/2036 (a) (b)	983,000	688,482
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50% 3.20%, 8/15/2036 (a) (b)	1,982,000	1,247,948
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50% 4.20%, 8/15/2036 (a) (b)	1,974,000	1,046,322

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

	Principal Amount	Value
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 1.70%, 10/15/2037 (a) (b)	$205,725	$164,420
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 6.27%, 1/26/2037 (a) (b)	10,147,186	7,055,649
BENCHMARK Mortgage Trust Series 2019-B13, Class A4, Class A4, 2.95%, 8/15/2057	1,530,000	1,586,663
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 1.79%, 9/15/2037 (a) (b)	223,671	188,858
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A, 1 Month USD LIBOR + 1.07%, 1.77%, 12/15/2037 (a) (b)	1,068,000	968,193
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	1,066,282	783,625
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	3,412,523	2,499,906
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00% 3.70%, 11/15/2036 (a) (b)	2,407,000	1,506,955
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74% 4.45%, 11/15/2036 (a) (b)	1,138,000	545,878
Citigroup Mortgage Loan Trust:
Series 2007-AR4, Class 1A1A, CMO, 4.03%, 3/25/2037 (b)	2,867,065	2,137,312
Series 2007-AR5, Class 1A2A, CMO, 4.06%, 4/25/2037 (b)	1,552,280	1,257,344
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	6,395,210	4,719,194
COMM Mortgage Trust Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 1.70%, 9/15/2033 (a) (b)	347,000	320,715
Credit Suisse Commercial Mortgage Trust Series 2018-TOP, Class A, 1 Month USD LIBOR + 1.00%, 1.70%, 8/15/2035 (a) (b)	692,413	628,272
Credit Suisse Mortgage Trust Series 2017-MOON, Class E, 3.20%, 7/10/2034 (a) (b)	3,181,000	2,931,906
	Principal Amount	Value
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class XA, IO, 0.72%, 11/15/2050 (b)	$64,659,966	$2,624,289
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,937,977	1,568,888
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 1.51%, 5/15/2035 (a) (b)	3,086,062	2,866,093
FMC GMSR Issuer Trust Series 2019-GT2, Class A, CMO, VRN, 4.23%, 9/25/2024 (a) (b)	3,100,000	1,946,848
FWD Securitization Trust Series 2019-INV1, Class A3, 3.11%, 6/25/2049 (a) (b)	2,201,541	1,965,622
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 3.44%, 12/15/2036 (a) (b)	100,000	80,000
GS Mortgage Securities Trust:
Series 2017-GS7, Class XA, IO, 1.13%, 8/10/2050 (b)	40,575,666	2,536,646
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90% 1.60%, 7/15/2031 (a) (b)	650,000	531,793
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60% 2.30%, 7/15/2031 (a) (b)	650,000	490,882
Series 2018-TWR, Class E, 1 Month USD LIBOR + 2.10% 2.80%, 7/15/2031 (a) (b)	650,000	471,086
Series 2018-TWR, Class F, 1 Month USD LIBOR + 2.80% 3.50%, 7/15/2031 (a) (b)	650,000	469,836
Series 2018-TWR, Class G, 1 Month USD LIBOR + 3.92% 4.63%, 7/15/2031 (a) (b)	650,000	470,641
Series 2019-SOHO, Class E, 1 Month USD LIBOR + 1.87% 2.58%, 6/15/2036 (a) (b)	3,411,000	3,011,974
Headlands Residential Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (f)	4,100,000	3,551,579
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 1.70%, 6/15/2032 (a) (b)	2,797,062	2,194,729

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

	Principal Amount	Value
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.77%, 12/15/2049 (b)	$55,782,681	$1,979,662
NRPL Trust Series 2018-2A, Class A1, CMO, 4.25%, 7/25/2067 (a) (f)	4,432,847	4,540,322
OBX Trust Series 2018-1, Class A2, CMO, 1 Month USD LIBOR + 0.65%, 1.60%, 6/25/2057 (a) (b)	812,963	758,478
PMT Credit Risk Transfer Trust Series 2019-2R, Class A, 1 Month USD LIBOR + 2.75%, 4.36%, 5/27/2023 (a) (b)	4,416,977	4,121,792
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95% 1.94%, 6/15/2033 (a) (b)	3,945,000	3,945,000
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25% 2.24%, 6/15/2033 (a) (b)	1,686,000	1,686,000
Seasoned Credit Risk Transfer Trust Series 2019-4, Class MV, 3.00%, 2/25/2059	17,477,641	18,228,047
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 4.51%, 9/25/2036 (b)	736,072	643,812
Structured Asset Mortgage Investments II Trust Series 2004-AR3, Class M, CMO, 1 Month USD LIBOR + 0.68%, 1.43%, 7/19/2034 (b)	2,086,206	1,693,062
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.56%, 6/15/2050 (b)	22,721,527	1,914,557
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	5,631,190	4,023,136
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	1,621,570	1,474,698
Series 2006-5, Class 3A2, CMO, 6.00%, 7/25/2036 (f)	2,999,801	855,276
	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 4.82%, 8/25/2037 (b)	$2,875,136	$2,394,613
TOTAL MORTGAGE-BACKED SECURITIES (Cost $151,306,651)		127,323,522
COMMERCIAL MORTGAGE BACKED SECURITIES — 3.7%
BANK:
Series 2017-BNK4, Class XA, IO, 1.42%, 5/15/2050 (b)	29,991,398	2,127,120
Series 2019-BN19, Class AS, 3.45%, 8/15/2061	3,489,000	3,286,307
BBCMS Mortgage Trust Series 2020-C6, Class A4, 2.64%, 2/15/2053	604,000	592,686
BX Trust:
Series 2017-APPL, Class E, 1 Month USD LIBOR + 3.15% 3.85%, 7/15/2034 (a) (b)	1,280,181	869,451
Series 2017-SLCT, Class D, 1 Month USD LIBOR + 2.05% 2.75%, 7/15/2034 (a) (b)	1,065,050	775,416
Series 2017-SLCT, Class E, 1 Month USD LIBOR + 3.15% 3.85%, 7/15/2034 (a) (b)	1,805,400	1,189,322
Series 2018-GW, Class D, 1 Month USD LIBOR + 1.77% 2.47%, 5/15/2035 (a) (b)	275,000	205,623
Series 2019-OC11, Class E, 4.08%, 12/9/2041 (a) (b)	4,009,000	2,114,966
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.31%, 5/10/2050 (b)	16,734,188	1,107,060
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 1.02%, 1/10/2048 (b)	24,086,415	1,202,393
Series 2016-C4, Class XA, IO, 1.70%, 5/10/2058 (b)	11,631,403	927,097
Series 2017-C8, Class XA, IO, 1.61%, 6/15/2050 (b)	27,246,374	2,211,980
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class D, 4.42%, 2/10/2048 (a) (b)	423,700	317,344
Series 2015-GC31, Class C, 4.06%, 6/10/2048 (b)	1,500,000	1,394,448
Series 2015-GC33, Class C, 4.57%, 9/10/2058 (b)	1,500,000	1,428,996

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

	Principal Amount	Value
Series 2015-GC35, Class C, 4.50%, 11/10/2048 (b)	$1,435,000	$1,363,493
Series 2016-GC36, Class XA, IO, 1.27%, 2/10/2049 (b)	21,172,590	1,228,200
Series 2020-555, Class E, 3.62%, 12/10/2041 (a)	2,047,000	1,434,819
COMM 2015-DC1 Mortgage Trust Series 2015-DC1, Class C, VRN, 4.31%, 2/10/2048 (b)	644,000	607,446
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 1.13%, 10/10/2046 (b)	27,451,748	910,855
Series 2015-CR22, Class XA, IO, 0.89%, 3/10/2048 (b)	9,062,805	307,141
Series 2015-CR26, Class B, 4.48%, 10/10/2048 (b)	1,600,000	1,670,086
Series 2015-CR26, Class XA, IO, 0.95%, 10/10/2048 (b)	20,973,422	880,969
Series 2015-DC1, Class XA, IO, 1.03%, 2/10/2048 (b)	7,618,167	292,890
Series 2015-LC21, Class C, 4.36%, 7/10/2048 (b)	968,000	903,568
Series 2016-CR28, Class C, 4.65%, 2/10/2049 (b)	2,011,000	1,922,004
Series 2016-DC2, Class XA, IO, 1.00%, 2/10/2049 (b)	19,121,999	882,513
Series 2017-PANW, Class D, 3.93%, 10/10/2029 (a) (b)	1,388,000	1,304,874
Series 2017-PANW, Class E, 3.81%, 10/10/2029 (a) (b)	2,316,000	1,943,220
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	915,927
Series 2015-C4, Class XA, IO, 0.86%, 11/15/2048 (b)	34,600,353	1,313,623
Series 2020-C19, Class A3, 2.56%, 3/15/2053	3,073,000	2,981,143
CSMC Trust Series 2017-MOON, Class D, 3.20%, 7/10/2034 (a) (b)	2,263,000	2,092,166
DBUBS 2017-BRBK Mortgage Trust Series 2017-BRBK, Class E, VRN, 3.53%, 10/10/2034 (a) (b)	872,000	719,651
Great Wolf Trust Series 2019-WOLF, Class F, 1 Month USD LIBOR + 3.13%, 3.84%, 12/15/2036 (a) (b)	100,000	75,000
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, IO, 1.50%, 2/10/2046 (b)	12,247,314	434,605
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.74%, 9/10/2047 (b)	28,627,964	789,683
Series 2015-GC32, Class XA, IO, 0.76%, 7/10/2048 (b)	24,104,079	784,354
	Principal Amount	Value
Series 2015-GC34, Class XA, IO, 1.27%, 10/10/2048 (b)	$16,325,826	$888,259
Series 2015-GS1, Class XA, IO, 0.78%, 11/10/2048 (b)	26,202,418	995,459
Series 2016-GS3, Class XA, IO, 1.25%, 10/10/2049 (b)	27,932,818	1,665,635
Series 2019-GC38, Class XA, IO, 0.96%, 2/10/2052 (b)	40,651,886	2,826,002
HPLY Trust Series 2019-HIT, Class F, 1 Month USD LIBOR + 3.15%, 3.85%, 11/15/2036 (a) (b)	2,941,984	1,680,681
IMT Trust:
Series 2017-APTS, Class BFL, 1 Month USD LIBOR + 0.95% 1.65%, 6/15/2034 (a) (b)	1,937,636	1,780,589
Series 2017-APTS, Class CFL, 1 Month USD LIBOR + 1.10% 1.80%, 6/15/2034 (a) (b)	1,937,636	1,770,761
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2017-FL10, Class D, 1 Month USD LIBOR + 1.90%, 2.60%, 6/15/2032 (a) (b)	126,758	115,539
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (b)	1,775,000	1,795,640
Series 2015-JP1, Class XA, IO, 1.08%, 1/15/2049 (b)	22,275,105	767,609
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 0.85%, 11/15/2047 (b)	5,360,704	178,711
Series 2014-C26, Class C, 4.38%, 1/15/2048 (b)	1,500,000	1,503,947
Series 2015-C28, Class XA, IO, 1.06%, 10/15/2048 (b)	10,054,896	361,462
Series 2015-C30, Class XA, IO, 0.51%, 7/15/2048 (b)	26,456,054	607,328
Series 2015-C32, Class C, 4.66%, 11/15/2048 (b)	1,132,000	1,082,837
Series 2015-C33, Class C, 4.62%, 12/15/2048 (b)	1,739,000	1,679,541
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.67%, 6/15/2049 (b)	21,515,498	1,325,101
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 1.00%, 3/10/2050 (a) (b)	43,934,758	1,620,063
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 0.60%, 10/15/2046 (b)	13,039,746	230,963

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

	Principal Amount	Value
Series 2013-C7, Class XA, IO, 1.34%, 2/15/2046 (b)	$13,569,106	$417,947
Series 2015-C20, Class C, 4.46%, 2/15/2048 (b)	500,000	479,746
Series 2015-C27, Class C, 4.53%, 12/15/2047 (b)	1,219,000	1,145,224
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (b)	1,750,000	1,213,396
Series 2016-C28, Class XA, IO, 1.20%, 1/15/2049 (b)	21,046,169	1,087,639
Series 2016-C30, Class XA, IO, 1.42%, 9/15/2049 (b)	18,446,272	1,287,131
Series 2016-C31, Class C, 4.31%, 11/15/2049 (b)	3,358,000	3,102,614
Series 2016-C32, Class A4, 3.72%, 12/15/2049	2,665,000	2,812,599
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 0.88%, 12/15/2048 (b)	24,835,994	1,052,339
Series 2019-H7, Class AS, 3.52%, 7/15/2052	3,482,000	3,441,350
Series 2019-L3, Class XA, IO, 0.65%, 11/15/2052 (b)	56,065,938	2,735,614
Series 2020-L4, Class XA, IO, VRN, 1.08%, 2/15/2053 (b)	33,160,069	2,724,809
UBS Commercial Mortgage Trust Series 2017-C4, Class XA, IO, 1.07%, 10/15/2050 (b)	24,351,005	1,535,614
Velocity Commercial Capital Loan Trust Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	3,132,176	2,650,197
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	4,523,772	4,404,091
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	277,000	183,035
Series 2015-C26, Class XA, IO, 1.21%, 2/15/2048 (b)	7,865,030	363,434
Series 2015-C28, Class C, 4.11%, 5/15/2048 (b)	1,500,000	1,389,564
Series 2015-LC20, Class XA, IO, 1.33%, 4/15/2050 (b)	7,109,933	328,072
Series 2015-NXS1, Class XA, IO, 1.11%, 5/15/2048 (b)	7,671,644	341,837
Series 2015-NXS2, Class XA, IO, 0.71%, 7/15/2058 (b)	23,793,388	719,397
Series 2015-P2, Class XA, IO, 0.98%, 12/15/2048 (b)	21,486,516	819,868
Series 2016-C33, Class XA, IO, 1.72%, 3/15/2059 (b)	14,103,699	973,725
Series 2017-C38, Class XA, IO, 1.06%, 7/15/2050 (b)	38,430,432	2,204,925
	Principal Amount	Value
Series 2017-RC1, Class XA, IO, 1.50%, 1/15/2060 (b)	$24,611,243	$1,785,644
Series 2019-C50, Class XA, IO, 1.42%, 5/15/2052 (b)	30,140,156	2,923,248
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.03%, 3/15/2047 (b)	9,052,632	270,076
Series 2014-C21, Class XA, IO, 1.04%, 8/15/2047 (b)	15,728,935	570,439
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $146,416,332)		111,348,140
	Shares
SHORT-TERM INVESTMENT — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (i) (j) (Cost $48,628,531)	48,628,531	48,628,531
TOTAL INVESTMENTS — 99.7% (Cost $3,008,722,897)		2,980,568,974
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		10,018,234
NET ASSETS — 100.0%		$2,990,587,208
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 9.1% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	When-issued security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2020. Maturity date shown is the final maturity.
(g)	Non-income producing security.
(h)	Position is unsettled. Contract rate was not determined at March 31, 2020 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2020.

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind
REMIC	Real Estate Mortgage Investment Conduit
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$432,244,226	$—	$432,244,226
Asset-Backed Securities	—	62,899,035	—	62,899,035
Foreign Government Obligations	—	12,395,348	—	12,395,348
U.S. Government Agency Obligations	—	1,415,936,169	—	1,415,936,169
U.S. Treasury Obligations	—	688,826,143	—	688,826,143
Mortgage-Backed Securities	—	127,323,522	—	127,323,522
Commercial Mortgage Backed Securities	—	111,348,140	—	111,348,140
Common Stocks	12,322	—	—	12,322
Senior Floating Rate Loans	—	80,955,538	—	80,955,538
Short-Term Investment	48,628,531	—	—	48,628,531
TOTAL INVESTMENTS	$48,640,853	$2,931,928,121	$—	$2,980,568,974
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	84,316,399	$84,316,399	$794,836,541	$830,524,409	$—	$—	48,628,531	$48,628,531	$694,071
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.1%
AUSTRALIA — 3.9%
BHP Group, Ltd.	634	$11,445
Mirvac Group REIT	3,259	4,120
Scentre Group REIT	6,862	6,540
Sonic Healthcare, Ltd.	1,085	16,227
Stockland REIT	1,751	2,679
Telstra Corp., Ltd.	5,705	10,656
Wesfarmers, Ltd.	846	17,838
Woodside Petroleum, Ltd.	216	2,385
Woolworths Group, Ltd.	184	3,981
		75,871
BELGIUM — 0.8%
Ageas	359	14,884
CANADA — 2.7%
BCE, Inc.	485	19,671
Kirkland Lake Gold, Ltd.	169	4,922
Loblaw Cos., Ltd.	85	4,333
Sun Life Financial, Inc.	179	5,693
TELUS Corp.	1,234	19,290
		53,909
DENMARK — 1.8%
Novo Nordisk A/S Class B	599	35,603
FRANCE — 0.9%
Sanofi	209	18,001
GERMANY — 2.9%
Allianz SE	65	11,013
Deutsche Telekom AG	1,612	20,713
Merck KGaA	130	13,058
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	57	11,402
		56,186
HONG KONG — 1.2%
CLP Holdings, Ltd.	1,500	13,743
HKT Trust & HKT, Ltd. Stapled Security	7,000	9,523
		23,266
IRELAND — 0.7%
Accenture PLC Class A	82	13,387
ITALY — 0.9%
Eni SpA	1,296	12,813
Snam SpA	1,138	5,174
		17,987
JAPAN — 15.3%
Astellas Pharma, Inc.	2,000	30,692
FUJIFILM Holdings Corp.	600	29,450
Fujitsu, Ltd.	300	26,913
Hitachi, Ltd.	200	5,722
ITOCHU Corp.	900	18,551
Japan Airlines Co., Ltd.	100	1,831
Japan Post Holdings Co., Ltd.	2,400	18,700
Security Description	Shares	Value
KDDI Corp.	300	$8,826
Mitsubishi UFJ Financial Group, Inc.	3,300	12,298
Mitsui & Co., Ltd.	400	5,531
Mizuho Financial Group, Inc.	4,700	5,371
Nippon Telegraph & Telephone Corp.	1,300	30,968
NTT DOCOMO, Inc.	1,200	37,378
Sekisui House, Ltd.	200	3,285
Seven & i Holdings Co., Ltd.	300	9,868
Sony Corp.	400	23,599
TDK Corp.	100	7,658
Toyota Motor Corp.	400	24,010
		300,651
NETHERLANDS — 1.6%
Koninklijke Ahold Delhaize NV	1,326	30,733
NEW ZEALAND — 0.8%
Spark New Zealand, Ltd.	6,222	15,045
NORWAY — 0.2%
DNB ASA	401	4,423
SPAIN — 0.3%
ACS Actividades de Construccion y Servicios SA	258	5,097
SWEDEN — 1.2%
Swedish Match AB	436	24,648
SWITZERLAND — 6.9%
Nestle SA	212	21,589
Novartis AG	382	31,350
Roche Holding AG	110	35,207
Swiss Life Holding AG	34	11,352
Swiss Re AG	128	9,805
Swisscom AG	37	19,709
Zurich Insurance Group AG	21	7,339
		136,351
UNITED KINGDOM — 0.6%
Direct Line Insurance Group PLC	3,228	11,764
UNITED STATES — 55.4%
AbbVie, Inc.	203	15,467
Aflac, Inc.	295	10,101
AGNC Investment Corp. REIT	343	3,629
Alliant Energy Corp.	199	9,610
Allstate Corp.	306	28,069
Ameren Corp.	175	12,745
American Electric Power Co., Inc.	136	10,877
Amgen, Inc.	120	24,328
AT&T, Inc.	319	9,299
AutoZone, Inc. (a)	31	26,226
Baxter International, Inc.	153	12,422
Bristol-Myers Squibb Co.	518	28,873
Cerner Corp.	156	9,826
Citrix Systems, Inc.	128	18,118
CMS Energy Corp.	87	5,111
Coca-Cola Co.	386	17,081
Consolidated Edison, Inc.	125	9,750
Dominion Energy, Inc.	67	4,837

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
DTE Energy Co.	274	$26,022
Duke Energy Corp.	59	4,772
Eli Lilly & Co.	253	35,096
Entergy Corp.	164	15,411
Equinix, Inc. REIT	19	11,867
Equity LifeStyle Properties, Inc. REIT	158	9,082
Equity Residential REIT	69	4,258
Everest Re Group, Ltd.	58	11,160
Eversource Energy	244	19,083
Gilead Sciences, Inc.	137	10,242
HCA Healthcare, Inc.	60	5,391
Hershey Co.	149	19,742
Home Depot, Inc.	144	26,886
HP, Inc.	232	4,028
International Business Machines Corp.	201	22,297
Johnson & Johnson	214	28,062
JPMorgan Chase & Co.	194	17,466
Kellogg Co.	368	22,076
Kimberly-Clark Corp.	212	27,108
Kroger Co.	455	13,705
Lockheed Martin Corp.	69	23,388
McDonald's Corp.	159	26,291
Medtronic PLC	309	27,866
Merck & Co., Inc.	392	30,160
Mondelez International, Inc. Class A	261	13,071
Motorola Solutions, Inc.	149	19,805
Newmont Goldcorp Corp.	352	15,939
PepsiCo, Inc.	240	28,824
Pfizer, Inc.	785	25,622
Philip Morris International, Inc.	277	20,210
Procter & Gamble Co.	288	31,680
Public Service Enterprise Group, Inc.	281	12,620
Republic Services, Inc.	128	9,608
Starbucks Corp.	86	5,654
Sysco Corp.	297	13,552
Security Description	Shares	Value
Target Corp.	256	$23,800
TJX Cos., Inc.	590	28,208
UGI Corp.	21	560
UnitedHealth Group, Inc.	60	14,963
VEREIT, Inc.	608	2,973
Verizon Communications, Inc.	551	29,605
Walmart, Inc.	253	28,746
Waste Management, Inc.	308	28,508
Western Union Co.	1,145	20,759
Yum! Brands, Inc.	240	16,447
		1,088,982
TOTAL COMMON STOCKS (Cost $2,056,549)		1,926,788

SHORT-TERM INVESTMENT — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (b) (c) (Cost $8,316)	8,323	8,316
TOTAL INVESTMENTS — 98.5% (Cost $2,064,865)		1,935,104
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		29,915
NET ASSETS — 100.0%		$1,965,019
(a)	Non-income producing security.
(b)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,166,145	$760,643	$—	$1,926,788
Short-Term Investment	8,316	—	—	8,316
TOTAL INVESTMENTS	$1,174,461	$760,643	$—	$1,935,104
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$414,526	$406,227	$17	$—	8,323	$8,316	$269
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,308	10,308	25,494	35,802	—	—	—	—	20
Total		$10,308	$440,020	$442,029	$17	$—		$8,316	$289
See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC CORE EQUITY ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
BANKS — 2.8%
Citigroup, Inc.	14,661	$617,521
BIOTECHNOLOGY — 1.5%
Biogen, Inc. (a)	275	87,004
Incyte Corp. (a)	3,356	245,760
		332,764
CHEMICALS — 0.5%
Corteva, Inc. (a)	4,524	106,314
CONSUMER FINANCE — 1.8%
Discover Financial Services	3,892	138,828
Synchrony Financial	16,126	259,467
		398,295
ELECTRIC UTILITIES — 2.0%
NRG Energy, Inc.	16,030	436,978
ENTERTAINMENT — 0.6%
Take-Two Interactive Software, Inc. (a)	1,167	138,418
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.5%
Spirit Realty Capital, Inc. REIT	13,131	343,376
STORE Capital Corp. REIT	11,236	203,596
		546,972
FOOD PRODUCTS — 2.6%
Tyson Foods, Inc. Class A	10,010	579,279
HEALTH CARE PROVIDERS & SERVICES — 5.5%
CVS Health Corp.	10,931	648,536
HCA Healthcare, Inc.	6,219	558,777
		1,207,313
HOTELS, RESTAURANTS & LEISURE — 3.1%
Starbucks Corp.	10,299	677,056
HOUSEHOLD PRODUCTS — 0.8%
Procter & Gamble Co.	1,550	170,500
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.4%
AES Corp.	7,435	101,116
Vistra Energy Corp.	27,445	438,022
		539,138
INSURANCE — 3.9%
MetLife, Inc.	13,873	424,098
Prudential Financial, Inc.	8,381	436,985
		861,083
INTERACTIVE MEDIA & SERVICES — 5.8%
Alphabet, Inc. Class C (a)	685	796,525
Facebook, Inc. Class A (a)	2,893	482,552
		1,279,077
INTERNET & DIRECT MARKETING RETAIL — 2.0%
Amazon.com, Inc. (a)	227	442,586
Security Description	Shares	Value
IT SERVICES — 3.2%
PayPal Holdings, Inc. (a)	5,036	$482,147
VeriSign, Inc. (a)	1,201	216,288
		698,435
MACHINERY — 6.4%
AGCO Corp.	7,370	348,233
Allison Transmission Holdings, Inc.	13,063	425,984
Cummins, Inc.	4,786	647,642
		1,421,859
MEDIA — 3.0%
Charter Communications, Inc. Class A (a)	679	296,255
Comcast Corp. Class A	10,916	375,292
		671,547
MULTILINE RETAIL — 2.6%
Target Corp.	6,188	575,298
OIL, GAS & CONSUMABLE FUELS — 2.4%
Exxon Mobil Corp.	5,629	213,733
Valero Energy Corp.	7,088	321,512
		535,245
PHARMACEUTICALS — 11.8%
Eli Lilly & Co.	6,494	900,848
Johnson & Johnson	7,762	1,017,831
Merck & Co., Inc.	8,837	679,919
		2,598,598
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
Jones Lang LaSalle, Inc.	3,644	367,971
ROAD & RAIL — 0.2%
Union Pacific Corp.	362	51,057
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
Intel Corp.	17,602	952,620
SOFTWARE — 13.4%
Microsoft Corp.	12,785	2,016,323
NortonLifeLock, Inc.	7,058	132,055
Oracle Corp.	16,758	809,914
		2,958,292
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.4%
Apple, Inc.	7,344	1,867,506
TOBACCO — 4.0%
Philip Morris International, Inc.	12,272	895,365
TOTAL COMMON STOCKS (Cost $26,480,181)		21,927,087

See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC CORE EQUITY ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (b) (c) (Cost $153,327)	153,327	$153,327
TOTAL INVESTMENTS — 99.9% (Cost $26,633,508)		22,080,414
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		14,090
NET ASSETS — 100.0%		$22,094,504

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,927,087	$—	$—	$21,927,087
Short-Term Investment	153,327	—	—	153,327
TOTAL INVESTMENTS	$22,080,414	$—	$—	$22,080,414
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	255,902	$255,902	$781,411	$883,986	$—	$—	153,327	$153,327	$4,282
See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
BIOTECHNOLOGY — 4.9%
Biogen, Inc. (a)	1,612	$510,005
Incyte Corp. (a)	4,053	296,801
Vertex Pharmaceuticals, Inc. (a)	2,798	665,784
		1,472,590
BUILDING PRODUCTS — 0.6%
Owens Corning	4,664	181,010
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Copart, Inc. (a)	1,632	111,825
CONSUMER FINANCE — 1.5%
American Express Co.	1,087	93,058
Synchrony Financial	22,213	357,407
		450,465
ELECTRIC UTILITIES — 0.9%
NRG Energy, Inc.	9,964	271,619
ENTERTAINMENT — 0.2%
Take-Two Interactive Software, Inc. (a)	598	70,929
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.5%
American Tower Corp. REIT	3,534	769,528
FOOD & STAPLES RETAILING — 1.3%
Costco Wholesale Corp.	1,355	386,351
FOOD PRODUCTS — 0.2%
Tyson Foods, Inc. Class A	1,111	64,294
HEALTH CARE PROVIDERS & SERVICES — 2.4%
HCA Healthcare, Inc.	7,912	710,893
HEALTH CARE TECHNOLOGY — 0.9%
Veeva Systems, Inc. Class A (a)	1,826	285,532
HOTELS, RESTAURANTS & LEISURE — 3.4%
Domino's Pizza, Inc.	218	70,647
Starbucks Corp.	14,749	969,600
		1,040,247
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.6%
AES Corp.	7,592	103,251
Vistra Energy Corp.	23,334	372,411
		475,662
INDUSTRIAL CONGLOMERATES — 0.7%
Honeywell International, Inc.	1,654	221,289
INSURANCE — 0.8%
MetLife, Inc.	5,868	179,385
Prudential Financial, Inc.	957	49,898
		229,283
INTERACTIVE MEDIA & SERVICES — 6.2%
Alphabet, Inc. Class C (a)	1,172	1,362,813
Security Description	Shares	Value
Facebook, Inc. Class A (a)	3,058	$510,075
		1,872,888
INTERNET & DIRECT MARKETING RETAIL — 5.9%
Amazon.com, Inc. (a)	909	1,772,295
IT SERVICES — 7.8%
Global Payments, Inc.	3,369	485,911
Leidos Holdings, Inc.	2,173	199,155
Okta, Inc. (a)	651	79,591
PayPal Holdings, Inc. (a)	8,029	768,697
VeriSign, Inc. (a)	4,482	807,163
		2,340,517
MACHINERY — 3.7%
AGCO Corp.	5,512	260,442
Allison Transmission Holdings, Inc.	13,274	432,865
Cummins, Inc.	3,101	419,627
		1,112,934
MEDIA — 2.4%
Charter Communications, Inc. Class A (a)	1,649	719,475
MULTILINE RETAIL — 2.1%
Target Corp.	6,699	622,806
PHARMACEUTICALS — 7.8%
Eli Lilly & Co.	8,827	1,224,481
Johnson & Johnson	7,959	1,043,664
Merck & Co., Inc.	1,170	90,020
		2,358,165
PROFESSIONAL SERVICES — 0.4%
IHS Markit, Ltd.	2,241	134,460
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.4%
Jones Lang LaSalle, Inc.	7,178	724,834
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.1%
Broadcom, Inc.	3,610	855,931
Intel Corp.	16,435	889,462
Teradyne, Inc.	1,654	89,597
		1,834,990
SOFTWARE — 19.2%
Adobe, Inc. (a)	1,835	583,971
Microsoft Corp.	18,420	2,905,018
Oracle Corp.	21,933	1,060,022
RingCentral, Inc. Class A (a)	463	98,114
ServiceNow, Inc. (a)	3,985	1,142,021
		5,789,146
SPECIALTY RETAIL — 0.7%
Best Buy Co., Inc.	3,827	218,139
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.6%
Apple, Inc.	10,189	2,590,961

See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
TOBACCO — 2.9%
Altria Group, Inc.	22,901	$885,582
TOTAL COMMON STOCKS (Cost $31,695,841)		29,718,709
SHORT-TERM INVESTMENT — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (b) (c) (Cost $444,997)	444,997	444,997
TOTAL INVESTMENTS — 100.0% (Cost $32,140,838)		30,163,706
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		11,663
NET ASSETS — 100.0%		$30,175,369

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.
(d)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$29,718,709	$—	$—	$29,718,709
Short-Term Investment	444,997	—	—	444,997
TOTAL INVESTMENTS	$30,163,706	$—	$—	$30,163,706
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	460,630	$460,630	$699,344	$714,977	$—	$—	444,997	$444,997	$7,357
See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
BANKS — 6.5%
Bank of America Corp.	20,518	$435,597
Citigroup, Inc.	17,511	737,564
Wells Fargo & Co.	9,023	258,960
		1,432,121
BEVERAGES — 1.0%
Molson Coors Beverage Co. Class B	5,451	212,644
CAPITAL MARKETS — 4.1%
Bank of New York Mellon Corp.	7,610	256,305
Charles Schwab Corp.	12,301	413,559
Morgan Stanley	7,160	243,440
		913,304
CHEMICALS — 2.1%
DuPont de Nemours, Inc.	9,520	324,632
Eastman Chemical Co.	2,945	137,178
		461,810
CONSUMER FINANCE — 1.6%
American Express Co.	1,920	164,371
Discover Financial Services	5,621	200,501
		364,872
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
Verizon Communications, Inc.	7,629	409,906
ELECTRIC UTILITIES — 6.2%
Exelon Corp.	20,886	768,814
FirstEnergy Corp.	9,150	366,640
NRG Energy, Inc.	9,027	246,076
		1,381,530
ELECTRICAL EQUIPMENT — 5.8%
Eaton Corp. PLC	10,718	832,681
Regal Beloit Corp.	7,022	442,035
		1,274,716
ENTERTAINMENT — 1.0%
Take-Two Interactive Software, Inc. (a)	1,890	224,173
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.7%
Brixmor Property Group, Inc. REIT	22,268	211,546
Medical Properties Trust, Inc. REIT	32,781	566,783
Spirit Realty Capital, Inc. REIT	13,525	353,679
STORE Capital Corp. REIT	18,940	343,193
		1,475,201
FOOD PRODUCTS — 4.1%
Mondelez International, Inc. Class A	6,430	322,014
Tyson Foods, Inc. Class A	10,235	592,300
		914,314
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Medtronic PLC	3,492	314,909
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 7.0%
Cigna Corp. (a)	1,705	$302,092
HCA Healthcare, Inc.	5,194	466,681
Humana, Inc.	570	178,991
McKesson Corp.	4,472	604,883
		1,552,647
HOUSEHOLD DURABLES — 1.7%
Toll Brothers, Inc.	20,009	385,173
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.0%
AES Corp.	16,063	218,457
Vistra Energy Corp.	27,859	444,629
		663,086
INSURANCE — 4.1%
MetLife, Inc.	10,944	334,558
Prudential Financial, Inc.	6,058	315,864
Travelers Cos., Inc.	2,522	250,561
		900,983
IT SERVICES — 2.1%
Fiserv, Inc. (a)	4,931	468,396
MACHINERY — 3.6%
AGCO Corp.	11,331	535,390
Cummins, Inc.	1,888	255,484
		790,874
MEDIA — 4.3%
Charter Communications, Inc. Class A (a)	1,226	534,916
Comcast Corp. Class A	11,978	411,804
		946,720
MULTILINE RETAIL — 3.2%
Target Corp.	7,515	698,670
OIL, GAS & CONSUMABLE FUELS — 6.4%
Equitrans Midstream Corp.	13,298	66,889
Exxon Mobil Corp.	8,094	307,329
Phillips 66	9,274	497,550
Valero Energy Corp.	11,928	541,054
		1,412,822
PHARMACEUTICALS — 10.1%
Eli Lilly & Co.	3,452	478,862
Johnson & Johnson	9,534	1,250,193
Merck & Co., Inc.	6,517	501,418
		2,230,473
ROAD & RAIL — 1.1%
Union Pacific Corp.	1,759	248,089
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Intel Corp.	16,257	879,829
SOFTWARE — 3.4%
Microsoft Corp.	2,555	402,949

See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Oracle Corp.	7,062	$341,306
		744,255
TOBACCO — 2.7%
Philip Morris International, Inc.	8,082	589,663
TOTAL COMMON STOCKS (Cost $27,490,438)		21,891,180
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (b) (c) (Cost $155,784)	155,784	155,784
TOTAL INVESTMENTS — 99.8% (Cost $27,646,222)		22,046,964
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		37,048
NET ASSETS — 100.0%		$22,084,012

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,891,180	$—	$—	$21,891,180
Short-Term Investment	155,784	—	—	155,784
TOTAL INVESTMENTS	$22,046,964	$—	$—	$22,046,964
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	286,017	$286,017	$721,485	$851,718	$—	$—	155,784	$155,784	$4,246
See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 67.6%
ARGENTINA — 1.2%
Banco Macro SA Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a)	$800,000	$481,536
Pampa Energia SA Series REGS, 7.50%, 1/24/2027	450,000	298,211
YPF SA:
Series REGS, 6.95%, 7/21/2027	200,000	102,128
Series REGS, 8.50%, 7/28/2025	250,000	129,935
		1,011,810
BRAZIL — 4.5%
Banco Bradesco SA Series REGS, 5.75%, 3/1/2022	200,000	202,164
Banco BTG Pactual SA Series REGS, 5 Year CMT + 5.26%, 7.75%, 2/15/2029 (a)	500,000	418,190
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (a)	1,000,000	784,430
CSN Islands XII Corp. Series REGS, 7.00%, 6/23/2020	900,000	540,000
CSN Resources SA 7.63%, 4/17/2026 (b)	200,000	132,608
Globo Comunicacao e Participacoes SA 4.88%, 1/22/2030 (b)	300,000	261,663
Itau Unibanco Holding SA Series REGS, 6.20%, 12/21/2021	1,500,000	1,516,575
		3,855,630
CANADA — 0.2%
Canacol Energy, Ltd. Series REGS, 7.25%, 5/3/2025	200,000	165,562
CAYMAN ISLANDS — 1.4%
CK Hutchison Capital Securities 17, Ltd. Series REGS, 5 Year CMT + 2.07%, 4.00%, 5/12/2022 (a)	837,000	795,585
Grupo Aval, Ltd. Series REGS, 4.38%, 2/4/2030	500,000	404,475
		1,200,060
CHILE — 11.9%
AES Gener SA:
Series REGS, 5.00%, 7/14/2025	860,000	794,064
5 Year CMT + 4.92%, 6.35%, 10/7/2079 (a)(b)	900,000	663,516
Series REGS, 5 Year CMT + 4.92%, 6.35%, 10/7/2079 (a)	500,000	368,620
Security Description	Principal Amount	Value
Banco del Estado de Chile Series REGS, 4.13%, 10/7/2020	$1,300,000	$1,302,860
Banco Santander Chile Series REGS, 2.50%, 12/15/2020	1,300,000	1,294,592
Colbun SA Series REGS, 4.50%, 7/10/2024	1,500,000	1,529,235
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	165,200	157,801
Empresa Nacional de Telecomunicaciones SA Series REGS, 4.75%, 8/1/2026	1,100,000	1,038,697
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	1,600,000	1,535,696
SACI Falabella Series REGS, 3.75%, 4/30/2023	600,000	570,198
Sociedad Quimica y Minera de Chile SA Series REGS, 4.38%, 1/28/2025	400,000	387,008
Transelec SA Series REGS, 4.63%, 7/26/2023	500,000	505,340
		10,147,627
CHINA — 0.9%
CNOOC Finance 2011, Ltd. Series REGS, 4.25%, 1/26/2021	200,000	203,288
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	600,000	159,426
Sinopec Group Overseas Development 2016, Ltd. Series REGS, 2.75%, 5/3/2021	400,000	402,360
		765,074
COLOMBIA — 4.6%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	200,000	189,730
Banco de Bogota SA:
Series REGS, 5.38%, 2/19/2023	700,000	682,682
Series REGS, 6.25%, 5/12/2026	200,000	192,092
Ecopetrol SA 4.13%, 1/16/2025	1,000,000	927,270
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029 (b)	300,000	253,914
Geopark, Ltd. 5.50%, 1/17/2027 (b)	200,000	101,122
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	1,700,000	1,624,605
		3,971,415
INDIA — 4.4%
Adani Ports & Special Economic Zone, Ltd.:

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 3.38%, 7/24/2024	$800,000	$656,512
Series REGS, 3.95%, 1/19/2022	400,000	368,224
Indian Oil Corp., Ltd. 5.75%, 8/1/2023	800,000	783,896
Network i2i, Ltd. 5 Year CMT + 4.28%, 5.65%, 1/15/2025 (a)(b)	200,000	156,000
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	600,000	535,957
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	1,050,000	1,068,848
Vedanta Resources PLC Series REGS, 6.13%, 8/9/2024	400,000	155,072
		3,724,509
INDONESIA — 2.0%
Perusahaan Listrik Negara PT Series REGS, 5.50%, 11/22/2021	1,500,000	1,511,475
Star Energy Geothermal Wayang Windu, Ltd. Series REGS, 6.75%, 4/24/2033	184,000	167,747
		1,679,222
IRELAND — 0.5%
C&W Senior Financing DAC 7.50%, 10/15/2026 (b)	500,000	437,085
ISRAEL — 0.2%
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (b)	200,000	208,554
JAMAICA — 0.0% (c)
Digicel Group Two, Ltd. 9.13%, 4/1/2024 (b)	405,728	43,518
LUXEMBOURG — 1.1%
JSL Europe SA Series REGS, 7.75%, 7/26/2024	300,000	222,735
Raizen Fuels Finance SA Series REGS, 5.30%, 1/20/2027	800,000	758,880
		981,615
MALAYSIA — 6.8%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	1,000,000	1,000,144
Gohl Capital, Ltd. 4.25%, 1/24/2027	1,000,000	819,434
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (a)	1,000,000	1,013,370
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	800,000	840,072
Malaysia Sukuk Global Bhd Series REGS, 3.18%, 4/27/2026	250,000	263,640
Security Description	Principal Amount	Value
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	$600,000	$615,702
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	1,200,000	1,248,192
		5,800,554
MEXICO — 11.1%
Banco Mercantil del Norte SA:
Series REGS, 10 Year CMT + 5.35%, 7.63%, 1/10/2028 (a)	700,000	532,497
Series REGS, 10 Year CMT + 5.47%, 7.50%, 6/27/2029 (a)	800,000	601,504
Banco Santander Mexico SA 5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a)(b)	350,000	325,139
BBVA Bancomer SA:
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (a)	200,000	180,508
5 year CMT + 4.31%, 5.88%, 9/13/2034 (a)(b)	1,100,000	887,898
Braskem Idesa SAPI 7.45%, 11/15/2029 (b)	400,000	276,444
Cemex SAB de CV Series REGS, 7.75%, 4/16/2026	400,000	360,556
Cometa Energia SA de CV Series REGS, 6.38%, 4/24/2035	1,356,600	1,262,696
Credito Real SAB de CV:
9.50%, 2/7/2026 (b)	400,000	308,736
Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (a)	200,000	149,154
Docuformas SAPI de CV 10.25%, 7/24/2024 (b)	300,000	210,000
El Puerto de Liverpool SAB de CV Series REGS, 3.88%, 10/6/2026	1,400,000	1,192,156
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	600,000	601,872
Grupo Bimbo SAB de CV:
Series REGS, 4.50%, 1/25/2022	900,000	905,004
Series REGS, 5 Year CMT + 3.28%, 5.95%, 4/17/2023 (a)	1,000,000	931,570
Operadora de Servicios Mega SA de CV Sofom ER 8.25%, 2/11/2025 (b)	350,000	235,057
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (a)	800,000	508,896
		9,469,687
NETHERLANDS — 3.0%
Minejesa Capital B.V.:

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 4.63%, 8/10/2030	$800,000	$720,000
Series REGS, 5.63%, 8/10/2037	800,000	715,584
Syngenta Finance NV Series REGS, 5.68%, 4/24/2048	1,400,000	1,129,086
		2,564,670
PANAMA — 5.3%
Aeropuerto Internacional de Tocumen SA Series REGS, 5.63%, 5/18/2036	530,000	639,535
Banistmo SA Series REGS, 3.65%, 9/19/2022	1,900,000	1,775,626
Cable Onda SA 4.50%, 1/30/2030 (b)	200,000	176,370
Empresa de Transmision Electrica SA 5.13%, 5/2/2049 (b)	500,000	498,975
Global Bank Corp.:
Series REGS, 4.50%, 10/20/2021	1,075,000	1,046,588
3 Month USD LIBOR + 3.30%, 5.25%, 4/16/2029 (a)(b)	300,000	292,560
Multibank, Inc. Series REGS, 4.38%, 11/9/2022	150,000	139,651
		4,569,305
PERU — 3.2%
Banco Internacional del Peru SAA Interbank Series REGS, 3 Month USD LIBOR + 5.76%, 6.63%, 3/19/2029 (a)	898,000	889,819
Kallpa Generacion SA Series REGS, 4.13%, 8/16/2027	1,500,000	1,353,015
Southern Copper Corp. 3.50%, 11/8/2022	482,000	475,069
		2,717,903
PHILIPPINES — 0.6%
BDO Unibank, Inc. Series EMTN, 2.95%, 3/6/2023	500,000	495,037
SINGAPORE — 3.7%
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (a)	1,300,000	1,192,750
LLPL Capital Pte, Ltd. 6.88%, 2/4/2039 (b)	384,520	376,511
ONGC Videsh Vankorneft Pte, Ltd. 2.88%, 1/27/2022	400,000	390,601
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (a)	1,100,000	1,042,194
Security Description	Principal Amount	Value
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (a)	$200,000	$203,392
		3,205,448
UNITED KINGDOM — 0.9%
Radiant Access, Ltd. 4.60%, 5/18/2020	800,000	751,136
UNITED STATES — 0.1%
Freeport-McMoRan, Inc. 5.40%, 11/14/2034	100,000	91,736
TOTAL CORPORATE BONDS & NOTES (Cost $64,101,634)		57,857,157
FOREIGN GOVERNMENT OBLIGATIONS — 14.4%
CHILE — 0.3%
Chile Government International Bond 3.13%, 3/27/2025	200,000	208,380
COLOMBIA — 3.7%
Colombia Government International Bond:
2.63%, 3/15/2023	1,000,000	972,640
4.38%, 7/12/2021	2,000,000	2,019,900
5.20%, 5/15/2049	200,000	209,562
		3,202,102
INDONESIA — 4.1%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	2,500,000	2,525,150
PERUSAHAAN PENERBIT SBSN Series REGS, 3.40%, 3/29/2021	1,000,000	997,620
		3,522,770
MEXICO — 0.6%
Banco Nacional de Costa Rica Series REGS, 5 year CMT + 3.00%, 3.80%, 8/11/2026 (a)	200,000	182,052
Mexico Government International Bond 4.00%, 10/2/2023	300,000	305,469
		487,521
PANAMA — 3.4%
Panama Government International Bond 4.00%, 9/22/2024	2,800,000	2,921,436
PHILIPPINES — 2.3%
Philippine Government International Bond 4.00%, 1/15/2021	1,930,000	1,954,202
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $12,370,783)		12,296,411

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 19.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (d) (e) (Cost $16,946,910)	16,946,910	$16,946,910
TOTAL INVESTMENTS — 101.8% (Cost $93,419,327)		87,100,478
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(1,550,554)
NET ASSETS — 100.0%		$85,549,924
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.8% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$57,857,157	$—	$57,857,157
Foreign Government Obligations	—	12,296,411	—	12,296,411
Short-Term Investment	16,946,910	—	—	16,946,910
TOTAL INVESTMENTS	$16,946,910	$70,153,568	$—	$87,100,478
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	85,220	$85,220	$47,847,201	$30,985,511	$—	$—	16,946,910	$16,946,910	$43,057
See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.3%
ADVERTISING — 0.4%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	$485,000	$492,697
AEROSPACE & DEFENSE — 0.5%
Bombardier, Inc. 6.00%, 10/15/2022 (a)	45,000	33,750
Northrop Grumman Corp. 2.08%, 10/15/2020	452,000	448,605
TransDigm, Inc.:
5.50%, 11/15/2027 (a)	40,000	35,948
6.25%, 3/15/2026 (a)	65,000	64,771
6.38%, 6/15/2026	25,000	23,969
Triumph Group, Inc. 7.75%, 8/15/2025	25,000	17,558
		624,601
AGRICULTURE — 0.5%
BAT Capital Corp. 2.76%, 8/15/2022	470,000	461,897
Reynolds American, Inc.:
3.25%, 6/12/2020	65,000	64,805
4.00%, 6/12/2022	195,000	197,763
		724,465
AIRLINES — 0.3%
Delta Air Lines, Inc. 3.40%, 4/19/2021	475,000	442,634
AUTO MANUFACTURERS — 0.7%
Daimler Finance North America LLC 2.30%, 2/12/2021 (a)	560,000	547,322
Hyundai Capital America 2.85%, 11/1/2022 (a)	485,000	468,849
		1,016,171
AUTO PARTS & EQUIPMENT — 0.0% (b)
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. 6.25%, 5/15/2026 (a)	50,000	46,897
BANKS — 4.8%
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023	150,000	143,036
Banco Internacional del Peru SAA Series REGS, 3 Month USD LIBOR + 6.74%, 8.50%, 4/23/2070 (c)	300,000	292,500
Banco Mercantil del Norte SA Series REGS, 5 Year CMT + 5.04%, 6.88%, 7/6/2022 (c)	200,000	151,798
Security Description	Principal Amount	Value
Banco Santander Chile Series REGS, 2.50%, 12/15/2020	$150,000	$149,376
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Series REGS, 4.13%, 11/9/2022	200,000	194,038
Bangkok Bank PCL 4.80%, 10/18/2020	200,000	203,508
Bank of America Corp. Series MTN, 3 Month USD LIBOR + 0.79%, 2.10%, 3/5/2024 (c)	510,000	476,457
BB&T Corp. Series MTN, 2.20%, 3/16/2023	245,000	244,745
BBVA Bancomer SA Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (c)	200,000	180,508
BDO Unibank, Inc. Series EMTN, 2.63%, 10/24/2021	200,000	198,041
Citigroup, Inc. 3 Month USD LIBOR + 1.02%, 2.60%, 6/1/2024 (c)	745,000	691,569
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (c)	200,000	183,500
Itau Unibanco Holding SA Series REGS, 6.20%, 12/21/2021	200,000	202,210
JPMorgan Chase & Co. 3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	485,000	493,425
Macquarie Bank, Ltd. 2.10%, 10/17/2022 (a)	385,000	383,298
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (c)	200,000	203,572
Morgan Stanley 3 Month USD LIBOR + 0.93%, 2.73%, 7/22/2022 (c)	730,000	709,589
Oversea-Chinese Banking Corp., Ltd. Series REGS, 4.25%, 6/19/2024	200,000	211,806
Sumitomo Mitsui Financial Group, Inc. 2.06%, 7/14/2021	755,000	749,511
Toronto-Dominion Bank Update Replacements.xls: SOFRRATE + .480%, 1.36%, 1/27/2023 (c)	445,000	416,253

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
United Overseas Bank, Ltd. Series EMTN, USD 5 Year Swap Rate + 1.65%, 2.88%, 3/8/2027 (c)	$200,000	$196,504
		6,675,244
BEVERAGES — 0.2%
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	75,000	72,635
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	200,000	200,624
		273,259
BUILDING MATERIALS — 0.4%
Builders FirstSource, Inc. 5.00%, 3/1/2030 (a)	40,000	36,462
Carrier Global Corp. 1.92%, 2/15/2023 (a)	505,000	496,950
Griffon Corp. 5.75%, 3/1/2028 (a)	35,000	32,895
		566,307
CHEMICALS — 0.4%
CNAC HK Finbridge Co., Ltd. 3.50%, 7/19/2022	200,000	199,274
DowDuPont, Inc. 3.77%, 11/15/2020	140,000	140,423
UPL Corp., Ltd. Series REGS, 3.25%, 10/13/2021	200,000	194,302
		533,999
COAL — 0.0% (b)
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	30,000	20,885
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	50,000	37,613
		58,498
COMMERCIAL SERVICES — 1.0%
Adani Ports & Special Economic Zone, Ltd. Series REGS, 3.95%, 1/19/2022	200,000	184,112
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	40,000	39,402
9.75%, 7/15/2027 (a)	45,000	42,377
Cintas Corp. No. 2 2.90%, 4/1/2022	470,000	469,737
Financial & Risk US Holdings, Inc. 6.25%, 5/15/2026 (a)	65,000	67,982
Security Description	Principal Amount	Value
Garda World Security Corp. 8.75%, 5/15/2025 (a)	$50,000	$49,504
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	50,000	43,998
PayPal Holdings, Inc. 2.20%, 9/26/2022	375,000	371,047
United Rentals North America, Inc. 6.50%, 12/15/2026	35,000	35,576
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	50,000	49,970
		1,353,705
COMPUTERS — 0.1%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	75,000	69,557
CONSTRUCTION MATERIALS — 0.1%
Cemex SAB de CV Series REGS, 6.13%, 5/5/2025	200,000	171,662
DISTRIBUTION & WHOLESALE — 0.0% (b)
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	45,000	41,733
DIVERSIFIED FINANCIAL SERVICES — 1.2%
Air Lease Corp. 2.50%, 3/1/2021	250,000	228,695
American Express Co. 3.70%, 11/5/2021	475,000	486,063
B3 SA - Brasil Bolsa Balcao 5.50%, 7/16/2020	100,000	98,930
Capital One Financial Corp.:
2.40%, 10/30/2020	167,000	166,691
3.20%, 1/30/2023	335,000	332,180
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	55,000	35,409
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027	35,000	32,374
6.25%, 5/15/2026	55,000	51,966
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023 (a)	50,000	48,955
Navient Corp. 5.00%, 3/15/2027	25,000	21,501
NFP Corp. 6.88%, 7/15/2025 (a)	75,000	73,790
Springleaf Finance Corp.:
5.38%, 11/15/2029	20,000	18,317
6.63%, 1/15/2028	40,000	37,757
		1,632,628

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 1.6%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It Series REGS, 7.95%, 5/11/2026	$200,000	$186,074
AES Gener SA USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (a) (c)	200,000	154,562
Calpine Corp. 5.13%, 3/15/2028 (a)	40,000	36,866
Consolidated Edison, Inc. 2.00%, 5/15/2021	435,000	429,906
DTE Energy Co.:
2.25%, 11/1/2022	260,000	256,329
Series C, 2.53%, 10/1/2024	255,000	248,021
Israel Electric Corp., Ltd. Series REGS, 6.88%, 6/21/2023	200,000	219,658
Perusahaan Listrik Negara PT Series REGS, 5.50%, 11/22/2021	200,000	201,530
PSEG Power LLC 3.85%, 6/1/2023	470,000	477,731
		2,210,677
ENGINEERING & CONSTRUCTION — 0.1%
AECOM 5.13%, 3/15/2027	100,000	89,806
ENTERTAINMENT — 0.1%
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	65,000	57,296
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	65,000	58,404
Scientific Games International, Inc. 7.25%, 11/15/2029 (a)	40,000	25,397
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027 (a)	45,000	34,142
		175,239
ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	60,000	58,496
GFL Environmental, Inc.:
5.13%, 12/15/2026 (a)	55,000	53,970
8.50%, 5/1/2027 (a)	15,000	15,072
Republic Services, Inc. 2.50%, 8/15/2024	485,000	489,122
Tervita Corp. 7.63%, 12/1/2021 (a)	50,000	35,017
Security Description	Principal Amount	Value
Waste Management, Inc. 2.95%, 6/15/2024	$145,000	$148,740
		800,417
FOOD — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 4.63%, 1/15/2027 (a)	40,000	39,784
B&G Foods, Inc.:
5.25%, 4/1/2025	30,000	29,804
5.25%, 9/15/2027	20,000	19,575
Grupo Bimbo SAB de CV Series REGS, 4.50%, 1/25/2022	200,000	201,112
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	5,000	5,047
5.88%, 7/15/2024 (a)	10,000	10,132
6.75%, 2/15/2028 (a)	50,000	53,460
Kraft Heinz Foods Co.:
3.95%, 7/15/2025	30,000	29,878
5.00%, 7/15/2035	20,000	20,057
5.20%, 7/15/2045	60,000	58,099
MARB BondCo PLC Series REGS, 7.00%, 3/15/2024	200,000	180,076
Mondelez International, Inc.:
3.00%, 5/7/2020	410,000	405,937
3.63%, 5/7/2023	75,000	78,404
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	70,000	70,380
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	50,000	47,853
		1,249,598
FOREST PRODUCTS & PAPER — 0.1%
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	200,000	194,186
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.38%, 2/15/2026 (a)	70,000	67,472
HEALTH CARE PRODUCTS — 0.1%
Avantor, Inc. 9.00%, 10/1/2025 (a)	65,000	68,390
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.25%, 2/1/2028 (a)	35,000	30,402
		98,792

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.6%
Anthem, Inc. 2.50%, 11/21/2020	$325,000	$323,723
Centene Corp.:
3.38%, 2/15/2030 (a)	30,000	27,927
4.25%, 12/15/2027 (a)	20,000	19,602
4.63%, 12/15/2029 (a)	55,000	55,244
5.38%, 8/15/2026 (a)	45,000	45,902
HCA, Inc. 5.38%, 9/1/2026	70,000	72,124
LifePoint Health, Inc. 4.38%, 2/15/2027 (a)	40,000	38,142
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	45,000	40,125
Select Medical Corp. 6.25%, 8/15/2026 (a)	120,000	120,113
Tenet Healthcare Corp. 5.13%, 11/1/2027 (a)	60,000	57,414
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	40,000	34,890
		835,206
HOME BUILDERS — 0.0% (b)
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	55,000	47,807
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	75,000	66,527
HOUSEHOLD PRODUCTS & WARES — 0.0% (b)
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	45,000	36,889
INSURANCE — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	30,000	28,353
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	40,000	36,756
Marsh & McLennan Cos., Inc. 3 Month USD LIBOR + 1.20%, 2.57%, 12/29/2021 (c)	330,000	328,093
Prudential Financial, Inc.:
Series MTN, 3.50%, 5/15/2024	340,000	352,505
Series MTN, 4.50%, 11/16/2021	30,000	30,916
		776,623
INTERNET — 0.4%
eBay, Inc. 2.75%, 1/30/2023	475,000	471,304
Netflix, Inc. 4.88%, 6/15/2030 (a)	70,000	71,562
Security Description	Principal Amount	Value
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	$35,000	$34,550
		577,416
INVESTMENT COMPANY SECURITY — 0.2%
Grupo de Inversiones Suramericana SA Series REGS, 5.70%, 5/18/2021	200,000	199,312
LEISURE TIME — 0.1%
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	105,000	62,818
LODGING — 0.1%
Boyd Gaming Corp. 4.75%, 12/1/2027 (a)	55,000	45,413
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	65,000	60,785
		106,198
MEDIA — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/2030 (a)	45,000	44,808
5.75%, 2/15/2026 (a)	95,000	97,027
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	30,000	22,741
CSC Holdings LLC 5.25%, 6/1/2024	100,000	100,674
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	40,000	32,488
DISH DBS Corp. 5.88%, 11/15/2024	40,000	38,881
Gray Television, Inc. 7.00%, 5/15/2027 (a)	50,000	49,719
iHeartCommunications, Inc. 8.38%, 5/1/2027	10,000	8,713
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	25,000	24,434
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	35,000	31,243
Sirius XM Radio, Inc. 5.38%, 7/15/2026 (a)	70,000	71,407
VTR Finance B.V. Series REGS, 6.88%, 1/15/2024	200,000	183,352
		705,487
MINING — 0.5%
Arconic Corp. 6.13%, 2/15/2028 (a)	80,000	82,498
Corp. Nacional del Cobre de Chile 3.88%, 11/3/2021	200,000	203,916
Freeport-McMoRan, Inc. 3.55%, 3/1/2022	200,000	193,118

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Novelis Corp. 4.75%, 1/30/2030 (a)	$20,000	$17,930
Southern Copper Corp. 5.38%, 4/16/2020	250,000	248,835
		746,297
MISCELLANEOUS MANUFACTURER — 0.3%
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a)	35,000	31,156
General Electric Co. 2.70%, 10/9/2022	365,000	359,127
		390,283
OIL & GAS — 0.8%
Gulfport Energy Corp. 6.38%, 5/15/2025	45,000	10,907
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	40,000	17,985
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	20,000	13,650
MEG Energy Corp.:
7.00%, 3/31/2024 (a)	12,000	5,535
7.13%, 2/1/2027 (a)	70,000	34,927
Oasis Petroleum, Inc. 6.88%, 3/15/2022	20,000	3,975
ONGC Videsh, Ltd. 3.75%, 5/7/2023	250,000	242,992
Parkland Fuel Corp. 5.88%, 7/15/2027 (a)	40,000	37,536
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/2027 (a)	55,000	38,778
Petrobras Global Finance B.V.:
4.38%, 5/20/2023	50,000	47,635
5.38%, 1/27/2021	200,000	199,514
QEP Resources, Inc. 5.63%, 3/1/2026	40,000	14,620
Sinopec Group Overseas Development 2016, Ltd. Series REGS, 2.00%, 9/29/2021	200,000	199,344
Sunoco L.P./Sunoco Finance Corp. 6.00%, 4/15/2027	70,000	60,173
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	75,000	60,081
Transocean, Inc. 8.00%, 2/1/2027 (a)	35,000	16,608
WPX Energy, Inc. 4.50%, 1/15/2030	40,000	21,680
		1,025,940
OIL & GAS SERVICES — 0.3%
Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	370,000	350,542
Security Description	Principal Amount	Value
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	$80,000	$50,721
		401,263
PACKAGING & CONTAINERS — 0.1%
Berry Global, Inc. 5.63%, 7/15/2027 (a)	65,000	67,241
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	50,000	51,236
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	55,000	51,421
Silgan Holdings, Inc. 4.13%, 2/1/2028 (a)	20,000	18,665
		188,563
PHARMACEUTICALS — 2.1%
AbbVie, Inc. 2.30%, 11/21/2022 (a)	215,000	214,316
AstraZeneca PLC:
2.38%, 11/16/2020	400,000	398,912
2.38%, 6/12/2022	55,000	55,158
3.50%, 8/17/2023	30,000	31,595
Bausch Health Cos., Inc.:
5.25%, 1/30/2030 (a)	35,000	33,129
7.00%, 1/15/2028 (a)	35,000	36,267
Bristol-Myers Squibb Co. 2.60%, 5/16/2022 (a)	480,000	490,215
Cardinal Health, Inc. 2.62%, 6/15/2022	710,000	713,671
Cigna Corp. 3.40%, 9/17/2021	450,000	458,559
CVS Health Corp. 3.70%, 3/9/2023	470,000	488,137
		2,919,959
PIPELINES — 0.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	22,000	14,205
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025	35,000	32,200
5.63%, 10/1/2026	90,000	82,800
Hess Midstream Operations L.P. 5.13%, 6/15/2028 (a)	55,000	38,785
Oleoducto Central SA Series REGS, 4.00%, 5/7/2021	200,000	193,822
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.50%, 3/1/2030 (a)	75,000	57,750
		419,562

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 0.8%
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	$55,000	$46,527
Iron Mountain, Inc. 4.88%, 9/15/2029 (a)	50,000	46,952
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.75%, 2/1/2027	50,000	44,959
MPT Operating Partnership L.P./MPT Finance Corp. 5.25%, 8/1/2026	70,000	69,509
Simon Property Group L.P. 2.00%, 9/13/2024	370,000	355,677
VICI Properties L.P./VICI Note Co., Inc.:
3.75%, 2/15/2027 (a)	5,000	4,712
4.13%, 8/15/2030 (a)	5,000	4,718
Welltower, Inc. 3.63%, 3/15/2024	485,000	481,973
		1,055,027
RETAIL — 0.2%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	30,000	28,918
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028 (a)	5,000	4,269
4.75%, 3/1/2030 (a)	5,000	4,278
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	70,000	63,283
Carvana Co. 8.88%, 10/1/2023 (a)	20,000	19,107
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	60,000	37,759
IRB Holding Corp. 6.75%, 2/15/2026 (a)	50,000	40,064
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	17,000	16,934
7.13%, 3/15/2023 (a)	50,000	47,135
Staples, Inc. 7.50%, 4/15/2026 (a)	50,000	44,150
Yum! Brands, Inc. 7.75%, 4/1/2025 (a) (d)	20,000	21,138
		327,035
SEMICONDUCTORS — 0.7%
Analog Devices, Inc. 2.95%, 1/12/2021	510,000	507,205
Microchip Technology, Inc. 3.92%, 6/1/2021	480,000	468,442
		975,647
Security Description	Principal Amount	Value
SOFTWARE — 0.2%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	$45,000	$46,420
Open Text Corp. 3.88%, 2/15/2028 (a)	70,000	66,086
Oracle Corp. 2.50%, 4/1/2025 (d)	160,000	162,330
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	45,000	47,002
		321,838
TELECOMMUNICATIONS — 1.2%
AT&T, Inc. 2.80%, 2/17/2021	495,000	495,025
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	200,000	200,029
CenturyLink, Inc.:
4.00%, 2/15/2027 (a)	40,000	38,794
5.13%, 12/15/2026 (a)	45,000	45,011
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	35,000	35,219
CommScope, Inc. 5.50%, 3/1/2024 (a)	45,000	45,477
Front Range BidCo, Inc.:
4.00%, 3/1/2027 (a)	45,000	43,465
6.13%, 3/1/2028 (a)	15,000	14,257
Frontier Communications Corp. 8.00%, 4/1/2027 (a)	70,000	69,026
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	45,000	35,553
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	30,000	19,350
Intelsat Jackson Holdings SA 8.50%, 10/15/2024 (a)	40,000	25,191
Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	55,000	54,992
Sprint Capital Corp. 6.88%, 11/15/2028	50,000	57,076
Sprint Corp. 7.13%, 6/15/2024	50,000	54,829
Telesat Canada/Telesat LLC 6.50%, 10/15/2027 (a)	15,000	14,534
Verizon Communications, Inc. 3 Month USD LIBOR + 1.10%, 2.79%, 5/15/2025 (c)	475,000	432,701
		1,680,529
TRANSPORTATION — 0.7%
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a)	10,000	8,389

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.70%, 11/1/2024 (a)	$440,000	$428,758
Union Pacific Corp. 3.20%, 6/8/2021	515,000	516,797
		953,944
TRUCKING & LEASING — 0.3%
Avolon Holdings Funding, Ltd. 3.63%, 5/1/2022 (a)	480,000	425,198
TOTAL CORPORATE BONDS & NOTES (Cost $36,390,293)		34,855,612
ASSET-BACKED SECURITIES — 2.9%
AUTOMOBILE — 0.1%
Westlake Automobile Receivables Trust Series 2017-2A, Class C, 2.59%, 12/15/2022 (a)	183,829	182,699
OTHER ABS — 2.5%
Ajax Mortgage Loan Trust Series 2018-E, Class A, 4.38%, 6/25/2058 (a) (c)	458,999	460,521
Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.85%, 6/15/2028 (a) (c)	71,000	57,996
BDS, Ltd. Series 2019-FL4, Class A, 1 Month USD LIBOR + 1.10%, 1.80%, 8/15/2036 (a) (c)	100,000	88,949
BSPRT Issuer, Ltd. Series 2019-FL5, Class A, 1 Month USD LIBOR + 1.15%, 1.85%, 5/15/2029 (a) (c)	100,000	93,711
Consumer Loan Underlying Bond Credit Trust 2018-P1 Series 2018-P1, Class A, 3.39%, 7/15/2025 (a)	70,536	69,875
FS Rialto 2019-FL1 Series 2019-FL1, Class A, 1 Month USD LIBOR + 1.2%, 2.86%, 12/16/2036 (a) (c)	161,000	148,278
LoanCore 2018-CRE1 Issuer, Ltd. Series 2018-CRE1, Class A, 1 Month USD LIBOR + 1.13%, 1.83%, 5/15/2028 (a) (c)	100,000	82,211
LoanCore Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 2.20%, 5/15/2036 (a) (c)	100,000	85,436
Security Description	Principal Amount	Value
Marathon CRE 2018 FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.85%, 6/15/2028 (a) (c)	$100,000	$81,329
Marlette Funding Trust:
Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	283,358	276,894
Series 2018-3A, Class A, 3.20%, 9/15/2028 (a)	56,187	55,863
Marlette Funding Trust 2019-4 Series 2019-4A, Class A, 2.39%, 12/17/2029 (a)	397,178	382,983
NLY Commercial Mortgage Trust Series 2019-FL2, Class AS, 1 Month USD LIBOR + 1.60%, 2.30%, 2/15/2036 (a) (c)	120,000	111,037
OneMain Financial Issuance Trust Series 2017-1A, Class A1, 2.37%, 9/14/2032 (a)	153,032	150,370
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	500,000	323,400
Sofi Consumer Loan Program LLC Series 2017-1, Class A, 3.28%, 1/26/2026 (a)	53,481	53,010
STWD, Ltd. Series 2019-FL1, Class AS, 1 Month USD LIBOR + 1.40%, 2.10%, 7/15/2038 (a) (c)	100,000	87,722
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	463,333	405,055
Upstart Securitization Trust Series 2020-1, Class A, 2.32%, 4/22/2030 (a)	500,000	474,631
		3,489,271
STUDENT LOAN ABS — 0.3%
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (a)	375,101	371,743
TOTAL ASSET-BACKED SECURITIES (Cost $4,447,009)		4,043,713
FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
BRAZIL — 0.3%
Banco Bradesco (Cayman) 5.90%, 1/16/2021	200,000	201,240
Banco do Brasil SA 10 Year CMT + 7.78%, 8.50%, 10/20/2020 (c)	200,000	199,454
		400,694

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CHILE — 0.2%
Chile Government International Bond 3.88%, 8/5/2020	$200,000	$200,544
SOC Quimica Y Minera de 5.50%, 4/21/2020	100,000	99,517
		300,061
DOMINICAN REPUBLIC — 0.2%
Dominican Republic International Bond Series REGS, 7.50%, 5/6/2021	266,667	266,659
INDONESIA — 0.1%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	200,000	202,012
MALAYSIA — 0.2%
Wakala Global Sukuk Bhd 4.65%, 7/6/2021	250,000	260,052
MEXICO — 0.3%
Banco Nacional de Costa Rica Series REGS, 5 year CMT + 3.00%, 3.80%, 8/11/2026 (c)	250,000	227,565
Nacional Financiera SNC Series REGS, 3.38%, 11/5/2020	200,000	194,516
		422,081
THAILAND — 0.2%
Export Import Bank of Thailand Series EMTN, 3 Month USD LIBOR + 0.85%, 2.53%, 5/23/2024 (c)	250,000	242,700
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,152,593)		2,094,259
U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.3%
Federal Home Loan Mortgage Corp.:
3.00%, 10/1/2034	927,112	970,477
3.50%, 9/1/2032	614,072	647,712
Series 264, Class F1, 1 Month USD LIBOR + 0.55%, 1.25%, 7/15/2042 (c)	1,688,899	1,665,499
Series 4125, Class FH, 1 Month USD LIBOR + 0.35%, 1.05%, 11/15/2042 (c)	629,975	618,498
Series 4211, Class AP, 1.60%, 3/15/2043	1,655,354	1,682,275
Series 3798, Class FG, CMO, 1 Month USD LIBOR + 0.51%, 1.21%, 1/15/2041 (c)	2,165,084	2,143,775
Security Description	Principal Amount	Value
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	$1,248,372	$1,268,592
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	1,308,301	1,327,735
Series 4060, Class QA, CMO, REMIC, 1.50%, 9/15/2026	446,958	449,425
Series 4125, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.35%, 1.05%, 11/15/2042 (c)	396,101	389,628
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	211,827	214,801
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	552,671	584,775
Series 4738, Class LA, CMO, REMIC, 3.00%, 11/15/2043	678,740	701,488
Series 4764, Class WF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 1.00%, 2/15/2048 (c)	796,742	787,469
Series K722, Class X1, IO, 1.31%, 3/25/2023 (c)	471,941	13,241
Federal National Mortgage Association:
2.00%, 3/1/2035	1,500,000	1,540,715
2.50%, 1/1/2032	1,900,765	1,977,070
3.00%, 11/1/2033	1,465,677	1,539,638
3.00%, 11/1/2036	449,708	475,778
1.67% - 1 Month USD LIBOR, 2.71%, 5/1/2044 (c)	229,054	234,741
Series 2010-141, Class FB, 1 Month USD LIBOR + 0.47%, 1.42%, 12/25/2040 (c)	279,570	276,029
Series 2014-73, Class AF, 1 Month USD LIBOR + 0.45%, 1.40%, 11/25/2044 (c)	1,703,095	1,674,116
Series 2016-23, Class FT, 1 Month USD LIBOR + 0.50%, 1.45%, 11/25/2045 (c)	824,882	817,313
Series 2012-56, Class FA, CMO, 1 Month USD LIBOR + 0.55%, 1.50%, 6/25/2042 (c)	1,539,316	1,534,087
Series 2018-77, Class FA, CMO, 1 Month USD LIBOR + 0.30%, 1.25%, 10/25/2048 (c)	688,402	676,685
Series 2007-54, Class FW, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 1.20%, 6/25/2037 (c)	488,859	480,901
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	1,442,291	1,461,579
Series 2015-59, Class A, CMO, REMIC, 3.00%, 6/25/2041	382,847	389,069

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-8, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.45%, 1.40%, 3/25/2046 (c)	$548,417	$541,665
Series 2017-13, Class ML, CMO, REMIC, 3.00%, 8/25/2041	695,149	716,748
Series 2017-2, Class HA, CMO, REMIC, 3.00%, 9/25/2041	601,266	620,478
Series 2018-27, Class FJ, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 1.25%, 12/25/2047 (c)	678,417	668,353
Series 2018-30, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 1.25%, 5/25/2048 (c)	757,996	748,354
Series 2018-39, Class EF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 1.25%, 6/25/2048 (c)	646,048	636,012
Series 2018-39, Class FG, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 1.20%, 11/25/2033 (c)	671,690	660,126
Series 2018-45, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 1.25%, 6/25/2048 (c)	646,063	635,067
Government National Mortgage Association:
Series 2014-94, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 1.02%, 9/20/2035 (c)	631,890	621,778
Series 2017-116, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 1.88%, 11/20/2043 (c)	517,540	508,742
Series 2017-116, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 1.02%, 5/20/2044 (c)	591,847	582,221
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,348,875)		33,482,655
U.S. TREASURY OBLIGATIONS — 33.8%
U.S. Treasury Bill:
Zero Coupon, 4/7/2020	3,000,000	2,999,967
Zero Coupon, 5/7/2020	5,000,000	4,999,681
Zero Coupon, 5/14/2020	1,000,000	999,907
Zero Coupon, 6/25/2020	7,600,000	7,598,807
Zero Coupon, 8/6/2020	5,400,000	5,398,376
Zero Coupon, 10/1/2020 (d)	4,990,000	4,986,941
U.S. Treasury Note:
1.63%, 4/30/2023	5,340,000	5,551,097
Security Description	Principal Amount	Value
2.25%, 12/31/2023	$4,420,000	$4,731,127
2.75%, 9/15/2021	9,100,000	9,429,519
TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,892,552)		46,695,422
MORTGAGE-BACKED SECURITIES — 9.1%
Alternative Loan Trust Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	336,664	242,503
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05%, 3.75%, 12/15/2036 (a) (c)	36,000	23,250
Atrium Hotel Portfolio Trust 2018-ATRM Series 2018-ATRM, Class A, 1 Month USD LIBOR + 0.95%, 1.65%, 6/15/2035 (a) (c)	100,000	81,867
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class A, 1 Month USD LIBOR + 1.00%, 1.70%, 3/15/2036 (a) (c)	72,407	72,649
BANK:
Series 2017-BNK6, Class XA, IO, 0.84%, 7/15/2060 (c)	1,109,068	49,348
Series 2020-BN26, Class XA, IO, VRN, 1.36%, 3/15/2063 (c)	1,326,000	117,440
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20%, 1.90%, 8/15/2036 (a) (c)	17,000	14,194
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70%, 2.40%, 8/15/2036 (a) (c)	19,000	13,307
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50%, 3.20%, 8/15/2036 (a) (c)	38,000	23,926
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50%, 4.20%, 8/15/2036 (a) (c)	38,000	20,142
Series 2018-TALL, Class A, 1 Month USD LIBOR + 0.72%, 1.43%, 3/15/2037 (a) (c)	101,000	91,413
Series 2017-DELC, Class B, 1 Month USD LIBOR + 1.03%, 1.73%, 8/15/2036 (a) (c)	124,000	88,494

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 1.70%, 10/15/2037 (a) (c)	$12,519	$10,005
Bellemeade Re, Ltd. Series 2017-1, Class M1, 1 Month USD LIBOR + 1.70%, 2.65%, 10/25/2027 (a) (c)	53,235	53,146
BENCHMARK Mortgage Trust Series 2018-B1, Class XA, IO, 0.52%, 1/15/2051 (c)	2,257,568	71,363
BFLD 2019-DPLO Series 2019-DPLO, Class E, 1 Month USD LIBOR + 2.24%, 2.94%, 10/15/2034 (a) (c)	117,000	76,670
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 1.95%, 7/15/2035 (a) (c)	75,000	61,824
BHP Trust:
Series 2019-BXHP, Class A, 1 Month USD LIBOR + 0.98%, 1.68%, 8/15/2036 (a) (c)	100,000	84,866
Series 2019-BXHP, Class C, 1 Month USD LIBOR + 1.52%, 2.23%, 8/15/2036 (a) (c)	100,000	84,434
Braemar Hotels & Resorts Trust 2018-Prime Series 2018-PRME, Class A, 1 Month USD LIBOR + 0.82%, 1.52%, 6/15/2035 (a) (c)	115,000	83,228
BX Commercial Mortgage Trust Series 2018-BIOA, Class E, 1 Month USD LIBOR + 1.95%, 2.66%, 3/15/2037 (a) (c)	257,000	205,600
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 1.79%, 9/15/2037 (a) (c)	13,611	11,492
BX Trust 2018-BILT Series 2018-BILT, Class A, 1 Month USD LIBOR + 0.80%, 1.50%, 5/15/2030 (a) (c)	115,000	93,049
BX Trust 2019-MMP Series 2019-MMP, Class B, 1 Month USD LIBOR + 1.30%, 2.00%, 8/15/2036 (a) (c)	116,000	99,722
BXMT, Ltd.:
Series 2017-FL1, Class C, 1 Month USD LIBOR + 1.95%, 2.75%, 6/15/2035 (a) (c)	150,000	132,297
Security Description	Principal Amount	Value
Series 2020-FL2, Class C, 1 Month USD LIBOR + 1.65%, Update Replacements.xls: US0001M + 1.650%, 2.45%, 2/16/2037 (a) (c)	$119,000	$91,256
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A, 1 Month USD LIBOR + 1.07%, 1.77%, 12/15/2037 (a) (c)	79,000	71,617
Cantor Commercial Real Estate:
Series 2019-CF1, Class 65A, 4.41%, 5/15/2052 (a) (c)	163,000	139,513
Series 2019-CF1, Class 65B, 4.14%, 5/15/2052 (a) (c)	163,000	131,839
CF Trust Series 2019-MF1, Class A, 1 Month USD LIBOR + 1.05%, 2.05%, 8/21/2032 (a) (c)	100,000	95,328
CFCRE Commercial Mortgage Trust:
Series 2018-TAN, Class B, 4.69%, 2/15/2033 (a)	55,000	52,722
Series 2018-TAN, Class C, 5.29%, 2/15/2033 (a)	55,000	50,248
Series 2018-TAN, Class D, 6.10%, 2/15/2033 (a)	33,000	29,120
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class A, 1 Month USD LIBOR + 0.79%, 1.49%, 7/15/2032 (a) (c)	91,354	87,398
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00%, 3.70%, 11/15/2036 (a) (c)	59,000	36,938
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74%, 4.45%, 11/15/2036 (a) (c)	116,000	55,643
Citigroup Commercial Mortgage Trust:
Series 2018-TBR, Class D, 1 Month USD LIBOR + 1.80%, 2.50%, 12/15/2036 (a) (c)	95,000	62,758
Series 2019-PRM, Class D, 4.35%, 5/10/2036 (a)	261,000	217,624
Series 2016-GC37, Class XA, IO, 1.75%, 4/10/2049 (c)	493,079	40,667
COMM Mortgage Trust:
Series 2014-FL5, Class D, 1 Month USD LIBOR + 4.00%, 3.05%, 10/15/2031 (a) (c)	100,000	93,598

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 1.70%, 9/15/2033 (a) (c)	$70,000	$64,698
Series 2015-CR25, Class XA, IO, 0.84%, 8/10/2048 (c)	1,221,519	46,275
Credit Suisse Mortgage Capital Certificates:
Series 2017-CHOP, Class D, 1 Month USD LIBOR + 1.90%, 2.60%, 7/15/2032 (a) (c)	29,000	25,121
Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 1.68%, 5/15/2036 (a) (c)	102,000	95,665
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.24%, 6/15/2050 (c)	339,808	17,598
Series 2017-CX10, Class XA, IO, 0.72%, 11/15/2050 (c)	991,717	40,250
Series 2017-CX9, Class XA, IO, 0.88%, 9/15/2050 (c)	1,834,681	58,453
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 1.51%, 5/15/2035 (a) (c)	139,221	129,297
Exantas Capital Corp., Ltd. Series 2019-RSO7, Class A, 1 Month USD LIBOR + 1.00%, 1.80%, 4/15/2036 (a) (c)	98,642	81,249
Federal Home Loan Mortgage Corp.:
Series 4703, Class FA, 1 Month USD LIBOR + 0.35%, 1.05%, 7/15/2047 (c)	991,130	978,029
Series 4818, Class FC, 1 Month USD LIBOR + 0.30%, 1.00%, 4/15/2048 (c)	526,896	519,426
Federal National Mortgage Association:
Series 2012-56, Class FK, 1 Month USD LIBOR + 0.45%, 1.40%, 6/25/2042 (c)	942,438	931,099
Series 2017-96, Class FA, 1 Month USD LIBOR + 0.40%, 1.35%, 12/25/2057 (c)	859,173	843,754
Series 2018-55, Class FA, 1 Month USD LIBOR + 0.30%, 1.25%, 8/25/2048 (c)	666,399	655,057
GPMT 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.90%, 1.67%, 11/21/2035 (a) (c)	26,240	25,770
Security Description	Principal Amount	Value
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 3.44%, 12/15/2036 (a) (c)	$125,000	$100,000
GS Mortgage Securities Trust:
Series 2017-500K, Class E, 1 Month USD LIBOR + 1.50%, 2.20%, 7/15/2032 (a) (c)	50,000	43,421
Series 2017-500K, Class F, 1 Month USD LIBOR + 1.80%, 2.50%, 7/15/2032 (a) (c)	107,000	87,933
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90%, 1.60%, 7/15/2031 (a) (c)	100,000	81,814
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60%, 2.30%, 7/15/2031 (a) (c)	100,000	75,520
Series 2017-GS7, Class XA, IO, 1.13%, 8/10/2050 (c)	390,809	24,432
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 1.70%, 6/15/2032 (a) (c)	85,095	66,770
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2018-WPT, Class EFL, 1 Month USD LIBOR + 2.60%, 3.98%, 7/5/2033 (a) (c)	100,000	80,351
Series 2019-MFP, Class A, 1 Month USD LIBOR + 0.96% , 1.66%, 7/15/2036 (a) (c)	107,000	101,386
Series 2016-JP4, Class XA, IO, 0.73%, 12/15/2049 (c)	1,652,356	49,678
Series 2019-COR5, Class XA, IO, VRN, 1.50%, 6/13/2052 (c)	1,128,731	116,678
LMREC 2015-CRE1, Inc. Series 2015-CRE1, Class AR, 1 Month USD LIBOR + 0.98% , 1.91%, 2/22/2032 (a) (c)	5,206	4,982
LoanCore 2019-CRE3 Issuer, Ltd. Series 2019-CRE3, Class A, 1 Month USD LIBOR + 1.05%, 1.75%, 4/15/2034 (a) (c)	100,000	90,473
MF1 2019-FL2, Ltd. Series 2019-FL2, Class A, 1 Month USD LIBOR + 1.13%, 2.08%, 12/25/2034 (a) (c)	121,000	98,138
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XA, IO, 0.97%, 4/15/2047 (c)	818,584	25,666

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-C19, Class LNCX, IO, 0.60%, 12/15/2046 (a)	$1,203,343	$29,290
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class B, 6.06%, 10/15/2042 (c)	90,910	87,265
Series 2018-SUN, Class A, 1 Month USD LIBOR + 0.90%, 1.60%, 7/15/2035 (a) (c)	74,000	59,394
Series 2019-PLND, Class B, 1 Month USD LIBOR + 1.30%, 2.00%, 5/15/2036 (a) (c)	163,000	140,950
Series 2019-PLND, Class D, Update Replacements.xls: US0001M + 1.750%, 2.45%, 5/15/2036 (a) (c)	127,000	106,914
Series 2016-UB12, Class XA, IO, 0.77%, 12/15/2049 (c)	1,576,425	55,946
Motel 6 Trust Series 2017-MTL6, Class D, 1 Month USD LIBOR + 2.15%, 2.85%, 8/15/2034 (a) (c)	59,381	42,278
MSCG Trust Series 2018-SELF, Class A, 1 Month USD LIBOR + 0.90%, 1.60%, 10/15/2037 (a) (c)	79,000	71,839
Natixis Commercial Mortgage Securities Trust 2018-850T:
Series 2018-850T, Class C, 1 Month USD LIBOR + 0.15%, 1.86%, 7/15/2033 (a) (c)	100,000	87,629
Series 2018-850T, Class D, 1 Month USD LIBOR + 1.45%, 2.16%, 7/15/2033 (a) (c)	100,000	92,232
Natixis Commercial Mortgage Securities Trust 2018-FL1 Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.95%, 2.61%, 6/15/2035 (a) (c)	93,422	86,991
PFP 2019-6, Ltd. Series 2019-6, Class A, 1 Month USD LIBOR + 1.05%, 1.75%, 4/14/2037 (a) (c)	121,000	101,569
PFP, Ltd. Series 2019-5, Class A, 1 Month USD LIBOR + 0.97%, 1.67%, 4/14/2036 (a) (c)	99,991	81,330
ReadyCap Commercial Mortgage Trust Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.00%, 1.95%, 3/25/2034 (a) (c)	100,000	91,391
Rosslyn Portfolio Trust:
Security Description	Principal Amount	Value
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95%, 1.94%, 6/15/2033 (a) (c)	$15,000	$15,000
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25%, 2.24%, 6/15/2033 (a) (c)	15,000	15,000
Shelter Growth CRE 2019-FL2 Issuer, Ltd. Series 2019-FL2, Class B, 1 Month USD LIBOR + 2.3%, 3.00%, 5/15/2036 (a) (c)	99,990	86,403
Toorak Mortgage Corp., Ltd. Series 2020-1, Class A1, 2.73%, 3/25/2023 (a) (e)	1,000,000	987,770
UBS Commercial Mortgage Trust:
Series 2018-NYCH, Class D, 1 Month USD LIBOR + 2.10%, Update Replacements.xls: US0001M + 2.100%, 2.80%, 2/15/2032 (a) (c)	261,000	218,008
Series 2017-C1, Class XA, IO, 1.56%, 6/15/2050 (c)	795,422	67,024
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (c)	702,597	703,145
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8, Class 2CB3, CMO, 1 Month USD LIBOR + 0.41%, 1.36%, 10/25/2035 (c)	684,772	520,279
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class XA, 1.38%, 6/15/2052 (c)	1,031,560	96,764
WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, 0.73%, 12/15/2046 (c)	1,121,972	23,347
TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,248,190)		12,589,239

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 7.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (f) (g) (Cost $10,054,613)	10,054,613	$10,054,613
TOTAL INVESTMENTS — 104.2% (Cost $146,534,125)		143,815,513
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(5,859,412)
NET ASSETS — 100.0%		$137,956,101
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 14.1% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2020. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2020.
ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$34,855,612	$—	$34,855,612
Asset-Backed Securities	—	4,043,713	—	4,043,713
Foreign Government Obligations	—	2,094,259	—	2,094,259
U.S. Government Agency Obligations	—	33,482,655	—	33,482,655
U.S. Treasury Obligations	—	46,695,422	—	46,695,422
Mortgage-Backed Securities	—	12,589,239	—	12,589,239
Short-Term Investment	10,054,613	—	—	10,054,613
TOTAL INVESTMENTS	$10,054,613	$133,760,900	$—	$143,815,513
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,248,841	$6,248,841	$64,020,262	$60,214,490	$—	$—	10,054,613	$10,054,613	$56,699
See accompanying notes to schedule of investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7%
DOMESTIC FIXED INCOME — 99.7%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)(b)	3,886	$356,074
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	396,248	13,476,395
SPDR Portfolio Intermediate Term Treasury ETF (a)	316,801	10,495,617
SPDR Portfolio Mortgage Backed Bond ETF (a)	400,957	10,701,542
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $34,958,062)		35,029,628
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (c)(d)	90,060	90,060
State Street Navigator Securities Lending Portfolio II (e)(f)	295,928	295,928
TOTAL SHORT-TERM INVESTMENTS (Cost $385,988)		$385,988
TOTAL INVESTMENTS—100.8% (Cost $35,344,050)		35,415,616
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.8)%		(294,333)
NET ASSETS—100.0%		$35,121,283

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$35,029,628	$—	$—	$35,029,628
Short-Term Investments	385,988	—	—	385,988
TOTAL INVESTMENTS	$35,415,616	$—	$—	$35,415,616
See accompanying notes to schedule of investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	3,742	$342,805	$6,774,386	$6,758,289	$(3,085)	$257	3,886	$356,074	$30,652
SPDR Bloomberg Barclays High Yield Bond ETF	5,218	568,449	3,257,091	3,585,541	(230,494)	(9,505)	—	—	78,640
SPDR Portfolio Intermediate Term Corporate Bond ETF	31,956	1,116,223	16,594,957	3,597,380	(10,760)	(626,645)	396,248	13,476,395	74,240
SPDR Portfolio Intermediate Term Treasury ETF	23,909	1,477,576	11,872,860	3,295,193	21,943	418,431	316,801	10,495,617	49,999
SPDR Portfolio Long Term Corporate Bond ETF	114,074	3,279,628	3,160,352	6,534,693	284,309	(189,596)	—	—	49,371
SPDR Portfolio Long Term Treasury ETF	13,503	515,274	708,961	1,199,413	(14,585)	(10,237)	—	—	5,016
SPDR Portfolio Mortgage Backed Bond ETF	136,205	3,560,399	10,447,288	3,495,251	9,988	179,118	400,957	10,701,542	149,953
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,198	19,198	304,058	233,196	—	—	90,060	90,060	478
State Street Navigator Securities Lending Portfolio II	—	—	98,310,484	98,014,556	—	—	295,928	295,928	39,777
State Street Navigator Securities Lending Portfolio III	—	—	18,934,708	18,934,708	—	—	—	—	9,412
Total		$10,879,552	$170,365,145	$145,648,220	$57,316	$(238,177)		$35,415,616	$487,538
See accompanying notes to schedule of investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC EQUITY — 99.8%
The Consumer Staples Select Sector SPDR Fund (a)(b)	31,889	$1,736,994
The Financial Select Sector SPDR Fund (a)(b)	540,601	11,255,313
The Health Care Select Sector SPDR Fund (a)(b)	146,806	13,004,075
The Technology Select Sector SPDR Fund (a)	220,840	17,748,911
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $50,847,078)		43,745,293
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (c)(d)	94,510	94,510
State Street Navigator Securities Lending Portfolio II (e)(f)	374,525	374,525
TOTAL SHORT-TERM INVESTMENTS (Cost $469,035)		$469,035
TOTAL INVESTMENTS—100.9% (Cost $51,316,113)		44,214,328
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.9)%		(386,277)
NET ASSETS—100.0%		$43,828,051

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$43,745,293	$—	$—	$43,745,293
Short-Term Investments	469,035	—	—	469,035
TOTAL INVESTMENTS	$44,214,328	$—	$—	$44,214,328
See accompanying notes to schedule of investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	43,535	$43,535	$728,376	$677,401	$—	$—	94,510	$94,510	$723
State Street Navigator Securities Lending Portfolio II	—	—	109,611,183	109,236,658	—	—	374,525	374,525	8,998
State Street Navigator Securities Lending Portfolio III	—	—	13,512,034	13,512,034	—	—	—	—	223
The Communication Services Select Sector SPDR Fund	—	—	8,401,882	8,752,042	350,160	—	—	—	12,723
The Consumer Staples Select Sector SPDR Fund	26,360	1,530,725	4,997,624	4,527,565	1,557	(265,347)	31,889	1,736,994	28,327
The Financial Select Sector SPDR Fund	—	—	19,117,919	3,135,759	(110,269)	(4,616,578)	540,601	11,255,313	133,132
The Health Care Select Sector SPDR Fund	43,744	4,052,444	16,862,448	6,772,390	(4,679)	(1,133,748)	146,806	13,004,075	181,194
The Industrial Select Sector SPDR Fund	43,980	3,404,932	3,811,359	7,266,437	145,490	(95,344)	—	—	21,459
The Real Estate Select Sector SPDR Fund	37,107	1,364,424	10,640,510	12,337,528	319,909	12,685	—	—	23,053
The Technology Select Sector SPDR Fund	47,988	3,744,984	19,386,973	4,327,021	302,917	(1,358,942)	220,840	17,748,911	154,182
Total		$14,141,044	$207,070,308	$170,544,835	$1,005,085	$(7,457,274)		$44,214,328	$564,014
See accompanying notes to schedule of investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Valuation
Each Portfolio's or Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Portfolio's or Fund's NAV and the prices used by the Portfolios' or Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s or Fund's investments according to the fair value hierarchy as of March 31, 2020, is disclosed in the Portfolio’s or Fund's respective Schedules of Investments.
Loan Agreements
The Blackstone / GSO Senior Loan Portfolio, SPDR DoubleLine Total Return Tactical ETF and SPDR DoubleLine Short Duration Total Return Tactical ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolios and the Fund do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolios and the Fund as the issuers of such loans.
Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2020 are disclosed in the Portfolios' or Funds' respective Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolios or Funds through the date on which the FORM N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the FORM N-PORT filings.
Other information regarding the Portfolios or Funds is available in the Fund's most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.